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
Delaware Investments includes funds with a wide range of     Voyageur Tax Free Funds
investment objectives. Stock funds, income funds,            Voyageur Intermediate Tax Free Funds
national and state-specific tax exempt funds, money market   Voyageur Insured Funds
funds, global and international funds and closed-end funds   Voyageur Investment Trust
give investors the ability to create a portfolio that fits   Voyageur Mutual Funds
their personal financial goals. For more information,        Voyageur Mutual Funds II
shareholders of the Classes should contact their financial
adviser or call Delaware Investments at 800-523-1918.


                                                             -----------------------------------------------------------------------

INVESTMENT MANAGER                                           A CLASS
Delaware Management Company                                  B CLASS
One Commerce Square                                          C CLASS
Philadelphia, PA 19103
                                                             -----------------------------------------------------------------------
NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103


SHAREHOLDER SERVICING,                                       PART B
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                          STATEMENT OF
AND TRANSFER AGENT                                           ADDITIONAL INFORMATION
Delaware Service Company, Inc.                               -----------------------------------------------------------------------
1818 Market Street
Philadelphia, PA 19103
                                                            NOVEMBER 1, 1999
LEGAL COUNSEL                                   (as revised November 16, 1999)
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103


INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402



                                                                    DELAWARE(SM)
                                                                    INVESTMENTS
                                                                    ------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999
                         (as revised November 16, 1999)

                             Voyageur Tax Free Funds
                      Voyageur Intermediate Tax Free Funds
                             Voyageur Insured Funds
                            Voyageur Investment Trust
                              Voyageur Mutual Funds
                            Voyageur Mutual Funds II

                   1818 Market Street, Philadelphia, PA 19103

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500


         This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end investment management company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated November 1, 1999, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.


Delaware Tax-Free Arizona Insured Fund      Delaware Tax-Free Florida Fund                   Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Arizona Fund              Delaware Tax-Free Idaho Fund                     Delaware Montana Municipal Bond Fund
Delaware Tax-Free California Insured Fund   Delaware Tax-Free Iowa Fund                      Delaware Tax-Free New Mexico Fund
Delaware Tax-Free California Fund           Delaware Tax-Free Minnesota Intermediate Fund    Delaware Tax-Free New York Fund
Delaware Tax-Free Colorado Fund             Delaware Minnesota Insured Fund                  Delaware Tax-Free North Dakota Fund
Delaware Tax-Free Florida Insured Fund      Delaware Tax-Free Minnesota Fund                 Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Kansas Fund               Delaware Minnesota High-Yield Municipal Bond     Delaware Tax-Free Wisconsin Fund
                                            Fund



         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

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TABLE OF CONTENTS

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

Cover Page                                                                                                                  1
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Investment Restrictions and Policies                                                                                        3
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Performance Information
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Trading Practices and Brokerage
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Purchasing Shares
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Investment Plans
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Determining Offering Price and Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Redemption and Exchange
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Distributions
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Taxes
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Investment Management Agreements
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Officers and Trustees
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General Information
------------------------------------------------------------------------------------------------------------------------------------
Financial Statements
------------------------------------------------------------------------------------------------------------------------------------

Appendix A - Special Factors Affecting the Funds
------------------------------------------------------------------------------------------------------------------------------------

Appendix B - Investment Objectives of the Funds in the Delaware Investments Family
------------------------------------------------------------------------------------------------------------------------------------
Appendix C - Description of Ratings
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

INVESTMENT RESTRICTIONS AND POLICIES

Fundamental Investment Restrictions
         The Funds have adopted certain investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.


Each Fund may not:
         (1) Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         (2) Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         (3) Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         (4) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (5) Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (6) Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         (1) The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         (2) The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following investment restrictions are non-fundamental to Tax-Free Arizona Insured Fund, Tax-Free Colorado Fund, Minnesota Insured Fund, Tax-Free Minnesota Intermediate Fund, Tax-Free Minnesota Fund, Tax-Free North Dakota Fund, Tax-Free California Insured Fund, Tax-Free Florida Fund, Tax-Free Florida Insured Fund, Tax-Free Kansas Fund, Tax-Free Missouri Fund, Tax-Free New Mexico Fund and Tax-Free Oregon Insured Fund.

These Funds will not:
         (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% (10% for Tax-Free Colorado Fund) of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

         (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

         (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (4) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (7) Purchase or sell commodities or commodity contracts (including futures contracts).

         (8) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (9) Invest in securities of any issuer if, to the knowledge of such Fund, officers and directors or trustees of such Fund or officers and directors or trustees of such Fund's investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5% of such securities.

         (10) Invest 25% or more of its assets in the securities of issuers in any single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Funds' investment adviser (the "Manager") interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

         (11)  Invest more than 15% of its net assets in illiquid investments.

         The following non-fundamental investment restrictions apply to Tax-Free Iowa Fund and Tax-Free Wisconsin Fund.

These Funds will not:
         (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

         (5) Invest 25% or more of its assets in the securities of issuers in any single industry, except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

         (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued or forward commitment basis may be deemed to constitute issuing a senior security.

         (7) Purchase or sell commodities or commodity contracts (including futures contracts). This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

         (8) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         The following restrictions are non-fundamental to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund ("Minnesota High-Yield Fund"), Tax-Free New York Fund and Tax-Free Florida Fund.

These Funds will not:
         (1) Borrow money (provided that such Fund may enter into reverse repurchase agreements and, with respect to Minnesota High-Yield Fund only, repurchase agreements may not exceed 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, provided that such Funds may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of such Fund's total assets.

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, such Fund may be deemed to be an underwriter under federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

         (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.


         (5) Except with respect to Minnesota High-Yield Fund, invest 25% or more of its assets in the securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care, utility, transportation, education and/or industrial obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the
U. S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.) Minnesota High-Yield Fund may not invest 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry.


         (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

         (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

         The following non-fundamental investment restrictions apply to each Fund.

None of the Funds will:
         (1) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

         (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

         (3) With respect to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund, make short sales of securities or maintain a short position for the account of such Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         (4) With respect to Minnesota High-Yield Fund, write puts if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover such puts.

         Except for Minnesota High-Yield Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

         The investment Funds' objectives and policies are described in the Prospectus. Certain additional investment information is provided below.

Tax Exempt Obligations
         The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

         Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

         From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

         To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

         Each Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City) income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax exempt character and become taxable, for federal and state purposes, in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which that Fund purchases the receipts might have to be accrued as taxable income during the period that such Fund holds the receipts.

         The principal and interest payments on the Tax Exempt Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Tax Exempt Obligations or an index of short-term Tax Exempt Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Tax Exempt Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Tax Exempt Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

         For each Fund, other than Minnesota High-Yield Fund, investments in Derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities, will not exceed 20% of each Fund's total assets.

Forward Commitments
         New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

Floating and Variable Rate Demand Notes
         Variable rate master demand note, in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines established by the Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of such Fund's total assets only if such notes are subject to a demand feature that will permit that Fund to demand payment of the Principal within seven days after demand by such Fund. If not rated, such instruments must be found by the Fund's Manager under guidelines established by such Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Escrow Secured Bonds or Defeased Bonds
         Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) some of its outstanding bonds and it becomes necessary or desirable to set aside funds for redemption or payment of the bonds at a future date or dates. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P, Moody's and Fitch. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

State or Municipal Lease Obligations
         Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

         The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

         If the lease is terminated by the public body for nonappropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Concentration
         In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Concentration Policy
         Except with respect to Minnesota High-Yield Fund, although each Fund may invest 25% or more of its total assets in limited obligation bonds, no Fund will invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Montana Municipal Bond Fund and Tax-Free New York Fund also may, under such circumstances, invest in transportation, education and/or industrial obligations. Minnesota High-Yield Fund has a non-fundamental policy that restricts it from investing 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax exempt securities and U.S. government obligations are not considered to be part of any industry. Minnesota High-Yield Fund may invest 25% or more of its total assets in industrial development revenue bonds. In addition, it is possible that such Fund from time to time will invest 25% or more of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

         Appropriate available investments may be in limited supply, from time to time in the opinion of the Manager, due to, among other things, each Fund's investment policy of investing primarily in obligations of its state (and the state's municipalities, other political subdivisions and public authorities) and of investing primarily in investment grade (high grade, with respect to the Tax-Free Insured Funds) securities. Additionally, the insurance policies of the Tax-Free Insured Funds may affect the appropriate available investment supply from time to time in the opinion of the Manager. Certain of the risks set forth below may be reduced or eliminated to the extent a Fund invests in insured Tax Exempt Obligations.

         Housing Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Health Care Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

         Utility Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

         Transportation Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

         Education Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

         Industrial Revenue Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

         Other Risks. The exclusion from gross income for purposes of federal income taxes and the personal income taxes of certain states for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Funds to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Zero Coupon Bonds and Pay-in-Kind Bonds
         The Funds may invest in zero-coupon and payment-in-kind Tax exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The Code requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax exempt and non-cash income. Accordingly, although the Fund will receive no coupon payments on zero-coupon securities prior to their maturity, the Fund is required, in order to maintain its desired tax treatment, to include in its distributions to shareholders in each year any income attributable to zero-coupon securities that is in excess of 10% of the Fund's net investment income in that year. The Fund may be required to borrow or to liquidate portfolio securities at a time that it otherwise would not have done so in order to make such distributions. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Taxable Obligations
         The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation.

Government Obligations
         The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S.

government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements
         The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

         The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
         Certain Funds (Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

Other Taxable Investments
         The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Options and Futures Transactions
         Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can causes losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.

         Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

         "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

         Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

         Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

         The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for Tax-Free Funds, Insured Funds and Tax-Free Minnesota Intermediate Fund.

         Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

         The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

         Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

         Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

         Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately1 1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options.
         Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

         As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.


Illiquid Investments
         Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by the Funds' Board of Trustees. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things, (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

         If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

         At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

         As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Insurance
         The Manager anticipates that substantially all of the insured Tax Exempt Obligations in each Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, the Insured Funds must obtain Portfolio Insurance on all Tax Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

         Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless a Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

         The Insured Funds are authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or "Aaa" (or a short-term rating of "MIG-1") from Moody's, including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC") and Financial Security Assurance, Inc. ("FSA").

         A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

         An insurance claims-paying ability rating by Moody's or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract.

Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

         The assignment of ratings by Moody's or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

         Each of AMBAC, MBIA, FGIC, and FSA has a insurance claims-paying ability rating of Aaa from Moody's and AAA from S&P.

         AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Insured Tax-Free Funds, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will be excludable from federal gross income under Section 103(a) of the Code.

         As of December 31, 1997, AMBAC's total equity capital (GAAP) was $1,872,500,000, up 16% from December 31, 1996 and as of December 31, 1998,
AMBAC's total equity capital (GAAP) was $2,096,100,000, up 11.9% from December 31, 1997. For the six months ended June 30, 1999, total equity capital (GAAP) amounted to $2,044,468,000 (unaudited).

         As of December 31, 1997, MBIA had total equity capital (GAAP) of $3,361,512,000, up 35.6% from December 31, 1996 and as of December 31, 1998,
MBIA had total equity capital (GAAP) of $3,792,217,000 up 12.8% from December 31, 1997. For the six months ended June 30, 1999, total equity capital (GAAP) amounted to $3,547,159,000 (unaudited).

         As of December 31, 1997, FGIC's total equity capital (GAAP) amounted to $1,953,000,000, up 12% from December 31, 1996 and as of December 31, 1998,
FGIC's total equity capital (GAAP) amounted to $2,071,718,000, up 6.1% from December 31, 1997. For the six months ended June 30, 1999, total equity capital
(GAAP) amounted to $2,028,400,000 (unaudited).

         As of December 31, 1997, FSA's total equity capital (GAAP) was $882,000,000, up 10% from December 31, 1996 and as of December 31, 1998, FSA's total equity capital (GAAP) was $1,072,700,000, up 21.7% from December 31, 1997. For the six months ended June 30, 1999, total equity capital (GAAP) was $1,082,729,000 (unaudited).

         None of AMBAC, MBIA, FGIC and FSA or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

         AMBAC, MBIA, FGIC and FSA are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation however, is not a guarantee that any of AMBAC, MBIA, FGIC and FSA will be able to perform on its contractual insurance in the event a claim should be made thereunder at some time in the future.

         The information relating to AMBAC, MBIA, FGIC and FSA set forth above, including the financial information, has been furnished by such corporations or has been obtained from publicly available sources. Financial information with respect to AMBAC, MBIA, FGIC and FSA appears in reports filed by AMBAC, MBIA, FGIC and FSA with insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information with respect to AMBAC, MBIA, FGIC and FSA or as to the absence of material adverse changes in such information subsequent to the date thereof.

PERFORMANCE INFORMATION

         From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

        Where:             P  =   a hypothetical initial purchase order of $1,000 from which, in the case of Class A
                                  Shares only, the maximum front-end sales charge is deducted;

                           T  =   average annual total return;

                           n  =   number of years; and

                         ERV  =   redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any,
                                  with respect to Class B Shares and Class C
                                  Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.
                                                                               2

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.


         Average annual and cumulative total return performance is shown in this section. For purposes of life of fund returns, the Classes of each Fund commenced operations on the following dates:

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund              Tax-Free Florida Fund             Tax-Free Minnesota Fund            Tax-Free New Mexico Fund
Class A March 2, 1995              Class A March 2, 1995             Class A February 29, 1984          Class A October 5, 1992
Class B June 29, 1995              Class B September 15, 1995        Class B March 11, 1995             Class B March 3, 1994
Class C May 13, 1995               Class C April 22, 1995            Class C May 4, 1994                Class C May 7, 1996
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund      Tax-Free Florida Insured Fund     Minnesota Insured Fund             Tax-Free New York Fund
Class A April 1, 1991              Class A January 1, 1992           Class A May 1, 1987                Class A November 6, 1987
Class B March 10, 1995             Class B March 11, 1994            Class B March 7, 1995              Class B November 14, 1994
Class C May 26, 1994               Class C September 29, 1997        Class C May 4, 1994                Class C April 26, 1995
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund           Tax-Free Idaho Fund               Tax-Free Minnesota                 Tax-Free North Dakota Fund
Class A March 2, 1995              Class A January 4, 1995           Intermediate Fund                  Class A April 1, 1991
Class B August 23, 1995            Class B March 16, 1995            Class A October 27, 1985           Class B May 10, 1994
Class C April 9, 1996              Class C January 11, 1995          Class B August 15, 1995            Class C July 29, 1995
                                                                     Class C May 4, 1994
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured        Tax-Free Iowa Fund                Minnesota High-Yield               Tax-Free Oregon Insured Fund
Fund                               Class A September 1, 1993         Municipal Bond                     Class A August 1, 1993
Class A October 15, 1992           Class B March 24, 1995            Class A June 4, 1996               Class B March 12, 1994
Class B March 2, 1994              Class C January 4, 1995           Class B June 12, 1996              Class C July 7, 1995
Class C April 12, 1995                                               Class C June 12, 1996
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund             Tax-Free Kansas Fund              Tax-Free Missouri Insured Fund     Tax-Free Wisconsin Fund
Class A April 23, 1987             Class A November 30, 1992         Class A November 2, 1992           Class A September 1, 1993
Class B March 22, 1995             Class B April 8, 1995             Class B March 12, 1994             Class B April 22, 1995
Class C May 6, 1994                Class C April 12, 1995            Class C November 11, 1995          Class C March 28, 1995
------------------------------------------------------------------------------------------------------------------------------------

         The performance, as shown below, is the average annual total return quotations of each Class of each Fund through August 31, 1999, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% with respect to Tax-Free Funds and Insured Funds and 2.75% with respect to Tax-Free Minnesota Intermediate Fund paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1999. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                           Class B     Class B       Class C      Class C
                                                Class A     Class A     (including   (excluding    (including   (excluding
                                              (at offer)    (at NAV)      CDSC)(2)       CDSC)       CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.82%)      (1.09%)        (5.47%)      (1.74%)       (2.76%)      (1.82%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.58%        5.92%          4.26%        5.17%         5.16%        5.16%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     6.26%        7.17%          5.42%        5.82%         5.99%        5.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.10%)      (0.36%)        (4.92%)      (1.11%)       (2.15%)      (1.20%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.01%        5.34%          3.60%        4.52%         4.52%        4.52%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                            5.25%        6.06%            N/A          N/A         5.20%        5.20%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     6.47%        6.95%          4.93%        5.30%         5.22%        5.22%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (5.25%)      (1.53%)        (6.08%)      (2.35%)       (3.20%)      (2.26%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            5.38%        6.74%          5.17%        6.07%         5.98%        5.98%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     6.12%        7.02%          6.32%        6.73%         6.26%        6.26%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (5.61%)      (1.97%)        (6.44%)      (2.70%)       (3.64%)      (2.70%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.11%        5.45%          3.86%        4.78%         4.55%        4.55%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                            5.06%        5.86%          4.95%        5.28%           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     5.39%        5.98%          3.98%        4.13%         4.61%        4.61%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                            Class B      Class B       Class C      Class C
                                               Class A      Class A       (including   (excluding    (including   (excluding
                                              (at offer)    (at NAV)        CDSC)(2)      CDSC)        CDSC)(3)      CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (5.39%)      (1.69%)        (6.09%)      (2.34%)       (3.36%)      (2.42%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.55%        5.88%          4.17%        5.09%         5.05%        5.05%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                            5.63%        6.45%            N/A          N/A         5.58%        5.58%
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                           6.75%        7.16%            N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     7.19%        7.52%          5.20%        5.58%         5.51%        5.51%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (5.22%)      (1.50%)        (5.99%)      (2.24%)       (3.26%)      (2.33%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.84%        6.18%          4.60%        5.51%         5.39%        5.39%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     5.89%        6.80%          4.74%        5.39%         5.56%        5.56%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1,4)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.53%)      (0.83%)        (5.36%)      (1.58%)       (2.52%)      (1.58%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.51%        5.85%          4.22%        5.14%           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                            5.51%        6.33%          5.38%        5.70%           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     6.08%        6.61%          4.65%        4.80%         2.65%        2.65%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.70%)      (0.99%)        (5.60%)      (1.82%)       (2.76%)      (1.82%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            4.54%        5.86%          4.23%        5.14%         5.02%        5.02%
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                     6.55%        7.43%          5.22%        5.59%         6.46%        6.46%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.
(4) Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.


Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------------
                                                                     Class B        Class B      Class C       Class C
                                           Class A      Class A      (including     (excluding   (including    (excluding
                                           (at offer)   (at NAV)     CDSC)(2)       CDSC)        CDSC)(3)      CDSC)
----------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund(1)
----------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.04%)      (0.26%)      (4.84%)        (1.03%)      (1.98%)       (1.03%)
----------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.57%        5.90%        4.18%          5.09%        5.10%         5.10%
----------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      4.96%        5.76%        N/A            N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Life of Fund                               3.66%        4.32%        4.83%          5.21%        6.70%         6.70%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund(1)
----------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (3.37%)      0.35%        (4.30%)        (0.49%)      (1.35%)       (0.40%)
----------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.69%        6.02%        4.26%          5.17%        5.30%         5.30%
----------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      5.36%        6.18%        N/A            N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Life of Fund                               5.77%        6.37%        4.98%          5.37%        5.33%         5.33%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund(1)
----------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.79%)      (1.06%)      (5.50%)        (1.74%)      (2.74%)       (1.80%)
----------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.21%        5.53%        3.90%          4.82%        4.80%         4.80%
----------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      4.99%        5.80%        N/A            N/A          5.04%         5.04%
----------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                     6.20%        6.61%        N/A            N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/99                     7.97%        8.24%        N/A            N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------
Life of Fund                               8.02%        8.29%        4.88%          5.26%        5.04%         5.04%
----------------------------------------------------------------------------------------------------------------------------


(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
        (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.


Average Annual Total Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B       Class B      Class C        Class C
                                                  Class A      Class A      (including    (excluding   (including     (excluding
                                                  (at offer)   (at NAV)     CDSC)(2)      CDSC)        CDSC)(3)       CDSC)
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                              (3.91%)      (0.17%)      (4.72%)       (0.91%)      (1.86%)        (0.91%)
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                             3.99%        5.34%        3.64%         4.56%        4.55%          4.55%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                             4.93%        5.74%        N/A           N/A          4.95%          4.95%
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                            6.22%        6.63%        N/A           N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                      6.59%        6.92%        4.74%         5.12%        4.86%          4.86%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                              (2.93%)      (0.14%)      (2.89%)       (0.98%)      (2.03%)        (1.08%)
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                             3.07%        4.04%        2.95%         3.25%        3.19%          3.19%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                             3.94%        4.52%        N/A           N/A          3.71%          3.71%
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                            5.12%        5.41%        N/A           N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                      5.48%        5.69%        3.36%         3.36%        3.75%          3.75%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal Bond Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                              (4.00%)      (0.27%)      (4.77%)       (0.99%)      (1.93%)        (0.99%)
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                             5.41%        6.77%        5.05%         5.95%        5.99%          5.99%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                             N/A          N/A          N/A           N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                            N/A          N/A          N/A           N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/99                            N/A          N/A          N/A           N/A          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                      5.40%        6.65%        5.79%         6.60%        5.91%          5.91%
-----------------------------------------------------------------------------------------------------------------------------------


(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
        (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Effective June 9, 1997, the CDSC schedule for Class B Shares of Tax-Free Minnesota Intermediate Fund changed as follows: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.


Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                     Class B        Class B      Class C      Class C
                                           Class A      Class A      (including     (excluding   (including   (excluding
                                           (at offer)   (at NAV)     CDSC)(2)       CDSC)        CDSC)(3)     CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.09%)      (0.38%)      (4.94%)        (1.13%)      (2.07%)      (1.12%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.19%        5.52%        3.84%          4.75%        4.71%        4.71%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      5.26%        6.06%        5.05%          5.38%        N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               5.26%        5.85%        4.38%          4.53%        3.98%        3.98%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.91%)      (1.17%)      (5.68%)        (1.91%)      (2.94%)      (1.99%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.40%        5.74%        4.05%          4.96%        4.89%        4.89%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      5.24%        6.04%        4.95%          5.28%        N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               5.85%        6.43%        4.44%          4.59%        5.27%        5.27%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (6.14%)      (2.44%)      (6.88%)        (3.18%)      (4.01%)      (3.08%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      2.19%        3.51%        1.89%          2.77%        2.75%        2.75%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      3.19%        3.98%        N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                     5.39%        5.79%        N/A            N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               6.20%        6.54%        3.78%          4.13%        2.99%        2.99%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
        (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.


Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                     Class B        Class B      Class C       Class C
                                           Class A      Class A      (including     (excluding   (including    (excluding
                                           (at offer)   (at NAV)     CDSC)(2)       CDSC)        CDSC)(3)      CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.18%)      (0.41%)      (4.92%)        (1.14%)      (2.10%)       (1.15%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      4.27%        5.62%        4.02%          4.94%        4.74%         4.74%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      5.34%        6.15%        5.21%          5.54%        N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               6.40%        6.89%        5.73%          5.88%        4.95%         4.95%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (5.39%)      (1.67%)      (6.17%)        (2.41%)      (3.36%)       (2.41%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      3.97%        5.32%        3.65%          4.57%        4.53%         4.53%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      5.00%        5.81%        4.82%          5.15%        N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               4.06%        4.71%        4.12%          4.27%        4.47%         4.47%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund(1)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                       (4.56%)      (0.87%)      (5.38%)        (1.60%)      (2.65%)       (1.70%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                      3.87%        5.21%        3.49%          4.41%        4.39%         4.39%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                      4.75%        5.55%        N/A            N/A          N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                     N/A          N/A          N/A            N/A          N/A           N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                               3.53%        4.19%        4.11%          4.50%        4.59%         4.59%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
        (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

         Each Fund may also quote its respective Classes' current yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                                          a-b   6
                                              YIELD = 2[(---- + 1) -- 1]
                                                          cd

         Where       a   =  dividends and interest earned during the period;

                     b   =  expenses accrued for the period (net of payments);

                     c   =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and

                     d   =  the maximum offering price per share on the last day of the period.

         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Funds. Using this formula, the yields for the Funds for the 30-day period ended August 31, 1999 were as follows:

         ----------------------------------------------------------------------------------------------------------
                                                 30-Day Yield at 8/31/99*

         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Insured Fund - Class A                 4.11%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Insured Fund - Class B                 3.52%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Insured Fund - Class C                 3.52%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Fund - Class A                         4.71%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Fund - Class B                         4.14%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Arizona Fund - Class C                         4.13%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Insured Fund - Class A              4.37%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Insured Fund - Class B              3.78%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Insured Fund - Class C              3.80%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Fund - Class A                      5.06%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Fund - Class B                      4.49%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free California Fund - Class C                      4.50%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Colorado Fund - Class A                        4.58%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Colorado Fund - Class B                        4.00%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Colorado Fund - Class C                        3.99%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Insured Fund - Class A                 4.29%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Insured Fund - Class B                 3.70%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Insured Fund - Class C                 3.70%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Fund - Class A                         4.72%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Fund - Class B                         4.15%
         ----------------------------------------------------------------------------------------------------------
         Tax-Free Florida Fund - Class C                         4.15%
         ----------------------------------------------------------------------------------------------------------

* Reflects fee waivers and payment of expenses in effect for certain Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         -------------------------------------------------------------------------------------------------------
                                                30-Day Yield at 8/31/99*

         -------------------------------------------------------------------------------------------------------
         Tax-Free Idaho Fund - Class A                            4.40%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Idaho Fund - Class B                            3.83%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Idaho Fund - Class C                            3.83%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Iowa Fund - Class A                             4.17%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Iowa Fund - Class B                             3.58%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Iowa Fund - Class C                             3.58%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Kansas Fund - Class A                           4.29%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Kansas Fund - Class B                           3.69%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Kansas Fund - Class C                           3.70%
         -------------------------------------------------------------------------------------------------------
         Minnesota Insured Fund - Class A                         4.15%
         -------------------------------------------------------------------------------------------------------
         Minnesota Insured Fund - Class B                         3.57%
         -------------------------------------------------------------------------------------------------------
         Minnesota Insured Fund - Class C                         3.56%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Intermediate Fund - Class A           4.23%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Intermediate Fund - Class B           3.49%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Intermediate Fund - Class C           3.49%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Fund - Class A                        4.53%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Fund - Class B                        3.95%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Fund - Class C                        3.94%
         -------------------------------------------------------------------------------------------------------
         Minnesota High-Yield Fund - Class A                      5.32%
         -------------------------------------------------------------------------------------------------------
         Minnesota High-Yield Fund - Class B                      4.77%
         -------------------------------------------------------------------------------------------------------
         Minnesota High-Yield Fund - Class C                      4.77%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Missouri Insured Fund - Class A                 4.03%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Missouri Insured Fund - Class B                 3.44%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Missouri Insured Fund - Class C                 3.43%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New Mexico Fund - Class A                       4.68%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New Mexico Fund - Class B                       4.10%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New Mexico Fund - Class C                       4.11%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New York Fund - Class A                         4.72%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New York Fund - Class B                         4.15%
         -------------------------------------------------------------------------------------------------------
         Tax-Free New York Fund - Class C                         4.16%
         -------------------------------------------------------------------------------------------------------
         Tax-Free North Dakota Fund - Class A                     5.00%
         -------------------------------------------------------------------------------------------------------
         Tax-Free North Dakota Fund - Class B                     4.44%
         -------------------------------------------------------------------------------------------------------
         Tax-Free North Dakota Fund - Class C                     4.45%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Oregon Insured Fund - Class A                   4.63%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Oregon Insured Fund - Class B                   4.05%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Oregon Insured Fund - Class C                   4.05%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Wisconsin Fund - Class A                        4.38%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Wisconsin Fund - Class B                        3.80%
         -------------------------------------------------------------------------------------------------------
         Tax-Free Wisconsin Fund - Class C                        3.78%
         -------------------------------------------------------------------------------------------------------

* Reflects fee waivers and payment of expenses in effect for certain Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         The Funds may also publish a tax-equivalent yield for a Class based on federal tax rates and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. Taxable equivalent yield is computed by dividing that portion of a Class' yield which is tax exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield of that Fund that is not tax exempt.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 1999 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 1999 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.

---------------------------------------------------------------------------------------
                                                                ARIZONA*
---------------------------------------------------------------------------------------
                                                     31.63%   34.48%   39.23%   42.64%
---------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund - Class A               6.01%    6.27%    6.76%    7.17%
---------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund - Class B               5.14%    5.37%    5.79%    6.14%
---------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund - Class C               5.14%    5.37%    5.79%    6.14%
---------------------------------------------------------------------------------------
Tax-Free Arizona Fund - Class A                       6.89%    7.19%    7.76%    8.21%
---------------------------------------------------------------------------------------
Tax-Free Arizona Fund - Class B                       6.06%    6.32%    6.81%    7.22%
---------------------------------------------------------------------------------------
Tax-Free Arizona Fund - Class C                       6.04%    6.30%    6.80%    7.20%
---------------------------------------------------------------------------------------
                                                               CALIFORNIA*
---------------------------------------------------------------------------------------
                                                     34.70%   37.42%   41.95%   45.22%
---------------------------------------------------------------------------------------
Tax-Free California Insured Fund - Class A            6.69%    6.98%    7.53%    7.98%
---------------------------------------------------------------------------------------
Tax-Free California Insured Fund - Class B            5.79%    6.04%    6.51%    6.90%
---------------------------------------------------------------------------------------
Tax-Free California Insured Fund - Class C            5.82%    6.07%    6.55%    6.94%
---------------------------------------------------------------------------------------
Tax-Free California Fund - Class A                    7.75%    8.09%    8.72%    9.24%
---------------------------------------------------------------------------------------
Tax-Free California Fund - Class B                    6.88%    7.17%    7.73%    8.20%
---------------------------------------------------------------------------------------
Tax-Free California Fund - Class C                    6.90%    7.19%    7.75%    8.21%
---------------------------------------------------------------------------------------


                                                               COLORADO*
---------------------------------------------------------------------------------------
                                                     31.42%   34.28%   39.04%   42.47%
---------------------------------------------------------------------------------------
Tax-Free Colorado Fund - Class A                      6.68%    6.97%    7.51%    7.96%
---------------------------------------------------------------------------------------
Tax-Free Colorado Fund - Class B                      5.83%    6.09%    6.56%    6.95%
---------------------------------------------------------------------------------------
Tax-Free Colorado Fund - Class C                      5.81%    6.07%    6.55%    6.94%
---------------------------------------------------------------------------------------
                                                                  FLORIDA*
---------------------------------------------------------------------------------------
                                                     28.00%   31.00%   36.00%   39.60%
---------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund - Class A               5.96%    6.21%    6.70%    7.10%
---------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund - Class B               5.14%    5.36%    5.78%    6.12%
---------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund - Class C               5.14%    5.36%    5.78%    6.12%
---------------------------------------------------------------------------------------
Tax-Free Florida Fund - Class A                       6.56%    6.84%    7.36%    7.81%
---------------------------------------------------------------------------------------
Tax-Free Florida Fund - Class B                       5.76%    6.01%    6.48%    6.87%
---------------------------------------------------------------------------------------
Tax-Free Florida Fund - Class C                       5.76%    6.01%    6.48%    6.87%
---------------------------------------------------------------------------------------
                                                                 IDAHO*
---------------------------------------------------------------------------------------
                                                     33.90%   36.66%   41.25%   44.55%
---------------------------------------------------------------------------------------
Tax-Free Idaho Fund - Class A                         6.65%    6.95%    7.49%    7.94%
---------------------------------------------------------------------------------------
Tax-Free Idaho Fund - Class B                         5.79%    6.05%    6.52%    6.91%
---------------------------------------------------------------------------------------
Tax-Free Idaho Fund - Class C                         5.79%    6.05%    6.52%    6.91%
---------------------------------------------------------------------------------------
                                                                   IOWA*
---------------------------------------------------------------------------------------
                                                     34.47%   37.20%   41.75%   45.02%
---------------------------------------------------------------------------------------
Tax-Free Iowa Fund - Class A                          6.36%    6.40%    7.16%    7.58%
---------------------------------------------------------------------------------------
Tax-Free Iowa Fund - Class B                          5.46%    5.70%    6.15%    6.51%
---------------------------------------------------------------------------------------
Tax-Free Iowa Fund - Class C                          5.46%    5.70%    6.15%    6.51%
---------------------------------------------------------------------------------------
                                                                  KANSAS*
---------------------------------------------------------------------------------------
                                                     32.64%   35.45%   40.13%   43.50%
---------------------------------------------------------------------------------------
Tax-Free Kansas Fund - Class A                        6.37%    6.65%    7.17%    7.59%
---------------------------------------------------------------------------------------
Tax-Free Kansas Fund - Class B                        5.48%    5.72%    6.16%    6.53%
---------------------------------------------------------------------------------------
Tax-Free Kansas Fund - Class C                        5.49%    5.73%    6.18%    6.55%
---------------------------------------------------------------------------------------



                                                                 MINNESOTA*
---------------------------------------------------------------------------------------
                                                     33.76%   36.52%   41.12%   44.33%
---------------------------------------------------------------------------------------
Minnesota Insured Fund - Class A                      6.27%    6.54%    7.05%    7.45%
---------------------------------------------------------------------------------------
Minnesota Insured Fund - Class B                      5.39%    5.62%    6.06%    6.41%
---------------------------------------------------------------------------------------
Minnesota Insured Fund - Class C                      5.37%    5.60%    6.05%    6.40%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund - Class A        6.39%    6.66%    7.18%    7.60%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund - Class B        5.27%    5.50%    5.93%    6.30%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund - Class C        5.27%    5.50%    5.93%    6.30%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Fund - Class A                     6.84%    7.14%    7.69%    8.14%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Fund - Class B                     5.96%    6.22%    6.71%    7.10%
---------------------------------------------------------------------------------------
Tax-Free Minnesota Fund - Class C                     5.95%    6.21%    6.69%    7.08%
---------------------------------------------------------------------------------------
Minnesota High-Yield Fund - Class A                   8.03%    8.38%    9.04%    9.56%
---------------------------------------------------------------------------------------
Minnesota High-Yield Fund - Class B                   7.20%    7.51%    8.10%    8.57%
---------------------------------------------------------------------------------------
Minnesota High-Yield Fund - Class C                   7.20%    7.51%    8.10%    8.57%
---------------------------------------------------------------------------------------
                                                                MISSOURI*
---------------------------------------------------------------------------------------
                                                     32.32%   35.14%   39.84%   43.22%
---------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund - Class A              5.95%    6.21%    6.70%    7.10%
---------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund - Class B              5.08%    5.30%    5.72%    6.06%
---------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund - Class C              5.07%    5.29%    5.70%    6.04%
---------------------------------------------------------------------------------------
                                                               NEW MEXICO*
---------------------------------------------------------------------------------------
                                                     33.90%   36.66%   41.25%   44.55%
---------------------------------------------------------------------------------------
Tax-Free New Mexico Fund - Class A                    7.08%    7.39%    7.97%    8.44%
---------------------------------------------------------------------------------------
Tax-Free New Mexico Fund - Class B                    6.20%    6.47%    6.98%    7.39%
---------------------------------------------------------------------------------------
Tax-Free New Mexico Fund - Class C                    6.22%    6.49%    7.00%    7.41%
---------------------------------------------------------------------------------------



                                                                  NEW YORK*
---------------------------------------------------------------------------------------
                                                     32.93%   35.73%   40.38%   43.74%
---------------------------------------------------------------------------------------
Tax-Free New York Fund - Class A                      7.04%    7.34%    7.92%    8.39%
---------------------------------------------------------------------------------------
Tax-Free New York Fund - Class B                      6.19%    6.46%    6.96%    7.38%
---------------------------------------------------------------------------------------
Tax-Free New York Fund - Class C                      6.20%    6.47%    6.98%    7.39%
---------------------------------------------------------------------------------------
                                                                NORTH DAKOTA*
---------------------------------------------------------------------------------------
                                                     36.64%   39.28%   43.68%   46.85%
---------------------------------------------------------------------------------------
Tax-Free North Dakota Fund - Class A                  7.89%    8.23%    8.88%    9.41%
---------------------------------------------------------------------------------------
Tax-Free North Dakota Fund - Class B                  7.01%    7.31%    7.88%    8.35%
---------------------------------------------------------------------------------------
Tax-Free North Dakota Fund - Class C                  7.02%    7.33%    7.90%    8.37%
---------------------------------------------------------------------------------------
                                                                  OREGON*
---------------------------------------------------------------------------------------
                                                     34.48%   37.21%   41.76%   45.04%
---------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund - Class A                7.07%    7.37%    7.95%    8.42%
---------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund - Class B                6.18%    6.45%    6.95%    7.36%
---------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund - Class C                6.18%    6.45%    6.95%    7.36%
---------------------------------------------------------------------------------------
                                                                 WISCONSIN*
---------------------------------------------------------------------------------------
                                                     32.87%   35.67%   40.33%   43.69%
---------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund - Class A                     6.52%    6.81%    7.34%    7.78%
---------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund - Class B                     5.66%    5.91%    6.37%    6.75%
---------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund - Class C                     5.63%    5.86%    6.33%    6.71%
---------------------------------------------------------------------------------------

* Reflects fee waivers and payment of expenses in effect for certain Funds during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         From time to time, the Funds may quote each Class' actual total return and/or yield performance in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic bonds, treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through August 31, 1999. For these purposes, the calculations assume the reinvestment of any capital gains distributions, realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders, if applicable, on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and past performance should not be considered as representative of future results.


Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------
                                                                         Class B      Class B      Class C      Class C
                                              Class A      Class A    (including   (excluding   (including   (excluding
                                           (at offer)     (at NAV)        CDSC)(2)      CDSC)       CDSC)(3)      CDSC)
------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund(1)
------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.71%)      (3.03%)       (6.96%)      (3.12%)      (4.16%)      (3.21%)
------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.87%)      (3.25%)       (7.31%)      (3.53%)      (4.53%)      (3.61%)
------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (6.06%)      (2.43%)       (6.65%)      (2.88%)      (3.91%)      (2.97%)
------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (4.82%)      (1.09%)       (5.47%)      (1.74%)      (2.76%)      (1.82%)
------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          14.37%       18.84%        13.34%       16.33%       16.29%       16.29%
------------------------------------------------------------------------------------------------------------------------
Life of Fund                                   31.43%       36.55%        24.67%       26.67%       28.43%       28.43%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund(1)
------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (5.90%)      (2.26%)       (6.32%)      (2.46%)      (3.51%)      (2.54%)
------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.23%)      (2.58%)       (6.76%)      (2.96%)      (3.99%)      (3.04%)
------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (5.64%)      (1.98%)       (6.25%)      (2.46%)      (3.49%)      (2.54%)
------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (4.10%)      (0.36%)       (4.92%)      (1.11%)      (2.15%)      (1.20%)
------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          12.53%       16.90%        11.20%       14.20%       14.19%       14.19%
------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                          29.14%       34.18%           N/A          N/A       28.84%       28.84%
------------------------------------------------------------------------------------------------------------------------
Life of Fund                                   69.48%       76.08%        24.05%       26.05%       30.76%       30.76%
------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.

(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
------------------------------------------------------------------------------------------------------------------------
                                                                         Class B      Class B      Class C      Class C
                                              Class A      Class A    (including   (excluding   (including   (excluding
                                           (at offer)     (at NAV)      CDSC)(2)        CDSC)     CDSC)(3)        CDSC)
------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund(1)
------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (7.54%)      (3.94%)       (7.91%)      (4.12%)      (5.07%)      (4.12%)
------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (7.81%)      (4.19%)       (8.28%)      (4.55%)      (5.49%)      (4.55%)
------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (7.05%)      (3.42%)       (7.68%)      (3.96%)      (4.81%)      (3.88%)
------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (5.25%)      (1.53%)       (6.08%)      (2.35%)      (3.20%)      (2.26%)
------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         17.02%       21.61%        16.32%       19.32%       19.03%       19.03%
------------------------------------------------------------------------------------------------------------------------
Life of Fund                                  30.64%       35.74%        27.95%       29.95%       22.88%       22.88%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (7.03%)      (3.37%)       (7.46%)      (3.64%)      (4.52%)      (3.56%)
------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (7.60%)      (4.03%)       (8.23%)      (4.48%)      (5.34%)      (4.41%)
------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (7.23%)      (3.58%)       (7.85%)      (2.70%)      (5.07%)      (4.14%)
------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (5.61%)      (1.97%)       (6.44%)      (2.70%)      (3.64%)      (2.70%)
------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         12.85%       17.26%        12.04%       15.04%       14.29%       14.29%
------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                         27.98%       32.94%        27.32%       29.32%          N/A          N/A
------------------------------------------------------------------------------------------------------------------------
Life of Fund                                  43.52%       49.12%        23.95%       24.93%       21.87%       21.87%
------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------
                                                                       Class B      Class B      Class C     Class C
                                              Class A     Class A   (including   (excluding   (including  (excluding
                                           (at offer)    (at NAV)       CDSC)(2)      CDSC)       CDSC)(3)     CDSC)
---------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund(1)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.88%)     (3.25%)      (7.25%)      (3.42%)      (4.38%)     (3.42%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (7.40%)     (3.78%)      (7.89%)      (4.13%)      (5.07%)     (4.14%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (6.75%)     (3.12%)      (7.31%)      (3.57%)      (4.51%)     (3.57%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (5.39%)     (1.69%)      (6.09%)      (2.34%)      (3.36%)     (2.42%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         14.28%      18.71%       13.05%       16.05%       15.93%      15.93%
---------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                         31.52%      36.68%          N/A          N/A       31.17%      31.17%
---------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                        92.09%      99.59%          N/A          N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                 135.84%     144.95%       25.29%       27.29%       33.06%      33.06%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund(1)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.57%)     (2.91%)      (7.01%)      (3.18%)      (4.14%)     (3.18%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.82%)     (3.22%)      (7.45%)      (3.67%)      (4.62%)     (3.68%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (6.29%)     (2.61%)      (6.91%)      (3.15%)      (4.18%)     (3.24%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (5.22%)     (1.50%)      (5.99%)      (2.24%)      (3.26%)     (2.33%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         15.23%      19.71%       14.45%       17.45%       17.05%      17.05%
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                  29.40%      34.44%       20.13%       23.13%       26.60%      26.60%
---------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------
                                                                       Class B      Class B      Class C     Class C
                                              Class A     Class A   (including   (excluding   (including  (excluding
                                           (at offer)    (at NAV)       CDSC)(2)      CDSC)       CDSC)(3)     CDSC)
---------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund(1,4)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.41%)     (2.73%)      (6.69%)      (2.84%)      (3.80%)     (2.84%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.73%)     (3.12%)      (7.28%)      (3.50%)      (4.44%)     (3.50%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (5.95%)     (2.33%)      (6.65%)      (2.88%)      (3.75%)     (2.88%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (4.53%)     (0.83%)      (5.36%)      (1.58%)      (2.52%)     (1.58%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         14.14%      18.60%       13.22%       16.22%          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                         30.76%      35.89%       29.97%       31.97%          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                  57.20%      63.33%       28.26%       29.26%        5.14%       5.14%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund(1)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.36%)     (2.74%)      (6.85%)      (3.01%)      (3.97%)     (3.01%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.63%)     (2.99%)      (7.15%)      (3.36%)      (4.31%)     (3.36%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (5.67%)     (2.00%)      (6.34%)      (2.55%)      (3.50%)     (2.55%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (4.70%)     (0.99%)      (5.60%)      (1.82%)      (2.76%)     (1.82%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         14.24%      18.65%       13.22%       16.22%       15.83%      15.83%
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                  34.40%      39.65%       25.48%       27.48%       33.70%      33.70%
---------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.
(4) Class C shares were redeemed and outstanding from September 29, 1997 until December 18, 1997, when all of the outstanding Class C shares were redeemed. There were no outstanding Class C shares or shareholder activity from December 19, 1997 through January 7, 1999. The performance for Class C shares during the period from December 19, 1997 through January 7, 1999 is based on the performance of Class B shares.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------
                                                                        Class B     Class B      Class C     Class C
                                              Class A     Class A    (including  (excluding   (including  (excluding
                                           (at offer)    (at NAV)        CDSC)(2)     CDSC)       CDSC)(3)     CDSC)
---------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund(1)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (6.11%)     (2.47%)       (6.52%)     (2.66%)      (3.62%)     (2.66%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (5.61%)     (1.97%)       (6.19%)     (2.36%)      (3.32%)     (2.36%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (4.96%)     (1.22%)       (5.61%)     (1.79%)      (2.74%)     (1.79%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (4.04%)     (0.26%)       (4.84%)     (1.03%)      (1.98%)     (1.03%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         14.35%      18.76%        13.07%      16.07%       16.09%      16.09%
---------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                         27.36%      32.32%           N/A         N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                  24.04%      28.88%        23.31%      25.31%       35.24%      35.24%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund(1)
---------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                        (5.91%)     (2.24%)       (6.37%)     (2.51%)      (3.30%)     (2.34%)
---------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                        (6.06%)     (2.36%)       (6.54%)     (2.73%)      (3.61%)     (2.65%)
---------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                        (4.96%)     (1.21%)       (5.58%)     (1.77%)      (2.64%)     (1.69%)
---------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                          (3.37%)       0.35%       (4.30%)     (0.49%)      (1.35%)     (0.40%)
---------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                         14.73%      19.17%        13.32%      16.32%       16.75%      16.75%
---------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                         29.85%      34.96%           N/A         N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------
Life of Fund                                  46.07%      51.77%        23.86%      25.86%       25.57%      25.57%
---------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                           Class B      Class B       Class C      Class C
                                               Class A      Class A     (including   (excluding    (including   (excluding
                                            (at offer)     (at NAV)         CDSC)(2)      CDSC)        CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                         (6.45%)      (2.78%)        (6.81%)      (2.97%)       (3.91%)      (2.95%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                         (6.56%)      (2.95%)        (7.05%)      (3.26%)       (4.18%)      (3.23%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                         (6.00%)      (2.31%)        (6.64%)      (2.88%)       (3.80%)      (2.85%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                           (4.79%)      (1.06%)        (5.50%)      (1.74%)       (2.74%)      (1.80%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          13.16%       17.54%         12.17%       15.17%        15.09%       15.09%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                          27.59%       32.59%            N/A          N/A        27.89%       27.89%
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                         82.57%       89.75%            N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/99                        215.82%      228.12%            N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                  231.10%      244.04%         23.80%       25.80%        29.96%       29.96%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                         (5.51%)      (1.85%)        (5.92%)      (2.04%)       (3.00%)      (2.03%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                         (5.63%)      (1.94%)        (6.14%)      (2.31%)       (3.35%)      (2.39%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                         (5.20%)      (1.51%)        (5.87%)      (2.07%)       (3.01%)      (2.06%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                           (3.91%)      (0.17%)        (4.72%)      (0.91%)       (1.86%)      (0.91%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          12.45%       16.88%         11.31%       14.31%        14.30%       14.30%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                          27.23%       32.22%            N/A          N/A        27.33%       27.33%
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                         82.89%       90.06%            N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                  119.78%      128.34%         23.10%       25.10%        28.77%       28.77%
---------------------------------------------------------------------------------------------------------------------------


(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Class B       Class B       Class C      Class C
                                                       Class A      Class A    (including    (excluding    (including   (excluding
                                                    (at offer)     (at NAV)        CDSC)(2)       CDSC)        CDSC)(3)      CDSC)
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                                 (4.42%)      (1.71%)       (3.86%)       (1.92%)       (2.98%)      (2.01%)
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                                 (4.34%)      (1.66%)       (3.99%)       (2.07%)       (3.13%)      (2.17%)
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                                 (4.10%)      (1.35%)       (3.87%)       (1.97%)       (3.01%)      (2.06%)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                                   (2.93%)      (0.14%)       (2.89%)       (0.98%)       (2.03%)      (1.08%)
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                                   9.49%       12.60%         9.10%        10.08%         9.88%        9.88%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                                  21.33%       24.71%           N/A           N/A        19.88%       19.88%
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                                 64.70%       69.36%           N/A           N/A           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                          109.33%      115.19%        14.29%        14.29%        21.65%       21.65%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Municipal Bond Fund(1)
-----------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                                 (5.88%)      (2.24%)       (6.28%)       (2.42%)       (3.39%)      (2.42%)
-----------------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                                 (5.79%)      (2.10%)       (6.28%)       (2.47%)       (3.42%)      (2.47%)
-----------------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                                 (4.89%)      (1.17%)       (5.60%)       (1.81%)       (2.66%)      (1.71%)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                                   (4.00%)      (0.27%)       (4.77%)       (0.99%)       (1.93%)      (0.99%)
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                                  17.13%       21.71%        15.94%        18.94%        19.07%       19.07%
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                                     N/A          N/A           N/A           N/A           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                                    N/A          N/A           N/A           N/A           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
15 years ended 8/31/99                                    N/A          N/A           N/A           N/A           N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                           18.60%       23.23%        19.88%        22.88%        20.40%       20.40%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Effective June 9, 1997, the CDSC schedule for Class B Shares of Tax-Free Minnesota Intermediate Fund changed as follows: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
-------------------------------------------------------------------------------------------------------------------------------
                                                                            Class B       Class B       Class C        Class C
                                                Class A       Class A    (including    (excluding    (including     (excluding
                                             (at offer)      (at NAV)        CDSC)(2)       CDSC)        CDSC)(3)        CDSC)
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund(1)
-------------------------------------------------------------------------------------------------------------------------------
3 months ended  8/31/99                         (5.91%)       (2.22%)       (6.27%)       (2.40%)       (3.28%)        (2.31%)
-------------------------------------------------------------------------------------------------------------------------------
6 months ended  8/31/99                         (6.24%)       (2.61%)       (6.80%)       (2.99%)       (3.84%)        (2.89%)
-------------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                          (5.68%)       (1.96%)       (6.31%)       (2.52%)       (3.46%)        (2.51%)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.09%)       (0.38%)       (4.94%)       (1.13%)       (2.07%)        (1.12%)
-------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                           13.12%        17.48%        11.95%        14.95%        14.81%         14.81%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                           29.24%        34.22%        27.96%        29.96%           N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                    41.92%        47.46%        26.42%        27.42%        16.03%         16.03%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund(1)
-------------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                          (6.22%)       (2.54%)       (6.57%)       (2.72%)       (3.69%)        (2.72%)
-------------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                          (6.21%)       (2.57%)       (6.74%)       (2.94%)       (3.98%)        (3.03%)
-------------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                          (5.69%)       (2.05%)       (6.38%)       (2.60%)       (3.63%)        (2.69%)
-------------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.91%)       (1.17%)       (5.68%)       (1.91%)       (2.94%)        (1.99%)
-------------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                           13.80%        18.22%        12.64%        15.64%        15.40%         15.40%
-------------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                           29.06%        34.06%        27.35%        29.35%           N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------
Life of Fund                                    48.04%        53.82%        29.96%        27.96%        18.59%         18.59%
-------------------------------------------------------------------------------------------------------------------------------


(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                          Class B       Class B       Class C      Class C
                                                Class A     Class A    (including    (excluding    (including   (excluding
                                             (at offer)    (at NAV)        CDSC)(2)       CDSC)        CDSC)(3)      CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                          (7.21%)     (3.64%)       (7.63%)       (3.83%)       (4.69%)      (3.74%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                          (8.06%)     (4.51%)       (8.60%)       (4.88%)       (5.72%)      (4.78%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                          (8.04%)     (3.79%)       (8.04%)       (4.34%)       (5.18%)      (4.25%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (6.14%)     (2.44%)       (6.88%)       (3.18%)       (4.01%)      (3.08%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                            6.70%      10.90%         5.77%         8.55%         8.47%        8.47%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                           17.02%      21.52%           N/A           N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                          69.10%      75.63%           N/A           N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                   103.58%     111.52%        19.50%        21.41%        13.69%       13.69%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                          (6.04%)     (2.36%)       (6.39%)       (2.53%)       (3.51%)      (2.54%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                          (6.02%)     (2.38%)       (6.55%)       (2.74%)       (3.70%)      (2.74%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                          (5.08%)     (1.41%)       (5.75%)       (1.95%)       (2.91%)      (1.96%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                            (4.18%)     (0.41%)       (4.92%)       (1.14%)       (2.10%)      (1.15%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                           13.36%      17.82%        12.56%        15.56%        14.91%       14.91%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                           29.69%      34.80%        28.91%        30.91%           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                    68.65%      75.22%        34.45%        35.45%        21.87%       21.87%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                           Class B      Class B       Class C      Class C
                                               Class A     Class A      (including   (excluding    (including   (excluding
                                            (at offer)    (at NAV)          CDSC)(2)      CDSC)        CDSC)(3)      CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                         (6.73%)     (3.08%)         (7.19%)      (3.36%)       (4.22%)      (3.27%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                         (7.43%)     (3.79%)         (7.91%)      (4.15%)       (5.09%)      (4.15%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                         (6.86%)     (3.22%)         (7.50%)      (3.76%)       (4.70%)      (3.77%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                           (5.39%)     (1.67%)         (6.17%)      (2.41%)       (3.36%)      (2.41%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          12.38%      16.81%          11.34%       14.34%        14.21%       14.21%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                          27.63%      32.64%          26.53%       28.53%           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                   27.38%      32.34%          24.72%       25.72%        19.94%       19.94%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund(1)
---------------------------------------------------------------------------------------------------------------------------
3 months ended 8/31/99                         (6.26%)     (2.58%)         (6.62%)      (2.77%)       (3.81%)      (2.85%)
---------------------------------------------------------------------------------------------------------------------------
6 months ended 8/31/99                         (6.28%)     (2.64%)         (6.80%)      (3.00%)       (4.05%)      (3.10%)
---------------------------------------------------------------------------------------------------------------------------
9 months ended 8/31/99                         (5.61%)     (1.96%)         (6.29%)      (2.50%)       (3.55%)      (2.60%)
---------------------------------------------------------------------------------------------------------------------------
1 year ended 8/31/99                           (4.56%)     (0.87%)         (5.38%)      (1.60%)       (2.65%)      (1.70%)
---------------------------------------------------------------------------------------------------------------------------
3 years ended 8/31/99                          12.06%      16.46%          10.83%       13.83%        13.76%       13.76%
---------------------------------------------------------------------------------------------------------------------------
5 years ended 8/31/99                          26.12%      31.01%             N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
10 years ended 8/31/99                            N/A         N/A             N/A          N/A           N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Life of Fund                                   23.14%      27.94%          19.19%       21.19%        22.02%       22.02%
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter.

(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other funds in the Delaware Investments family, investment disciplines employed in seeking the objectives of the Funds and of the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Investing by Electronic Fund Transfer - Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the same time period.

        -----------------------------------------------------------------------
                                                Price             Number
                             Investment          Per             of Shares
                               Amount           Share            Purchased
        -----------------------------------------------------------------------

        -----------------------------------------------------------------------
        Month 1                  $100            $10.00             10
        -----------------------------------------------------------------------
        Month 2                  $100            $12.50              8
        -----------------------------------------------------------------------
        Month 3                  $100             $5.00             20
        -----------------------------------------------------------------------
        Month 4                  $100            $10.00             10
        -----------------------------------------------------------------------

                                 $400            $37.50             48
        -----------------------------------------------------------------------

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

        This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

        The Funds select brokers, dealers and banks to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

        During the fiscal years ended December 31, 1997, the fiscal period ended August 31, 1998 and the fiscal year ended August 31, 1999, no brokerage commissions were paid by the Funds.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During the fiscal year ended August 31, 1999, there were no portfolio transactions of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        Each Fund anticipates that its portfolio turnover rate will generally be less than 100%. However, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates. In investing for liberal current income, a Fund may hold securities for any period of time or dispose of securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Funds may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

        The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by that Fund, during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by such Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

        A Fund's portfolio turnover will be increased if that Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

        The portfolio turnover rates for each Fund for the past two fiscal periods were as follows:

        ------------------------------------------------------------------------
        Fund                                                  1998         1999
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------
        Tax-Free Arizona Insured Fund                          21%          29%
        ------------------------------------------------------------------------
        Tax-Free Arizona Fund                                  96%          68%
        ------------------------------------------------------------------------
        Tax-Free California Insured Fund                       44%         114%
        ------------------------------------------------------------------------
        Tax-Free California Fund                               62%         123%
        ------------------------------------------------------------------------
        Tax-Free Colorado Fund                                 36%          55%
        ------------------------------------------------------------------------
        Tax-Free Florida Insured Fund                          13%          25%
        ------------------------------------------------------------------------
        Tax-Free Florida Fund                                  20%          30%
        ------------------------------------------------------------------------
        Tax-Free Idaho Fund                                     8%           2%
        ------------------------------------------------------------------------
        Tax-Free Iowa Fund                                     13%           2%
        ------------------------------------------------------------------------
        Tax-Free Kansas Fund                                   40%          26%
        ------------------------------------------------------------------------
        Tax-Free Minnesota Intermediate Fund                   14%          13%
        ------------------------------------------------------------------------
        Minnesota Insured Fund                                  6%           4%
        ------------------------------------------------------------------------
        Tax-Free Minnesota Fund                                13%          17%
        ------------------------------------------------------------------------
        Minnesota High-Yield Fund                               7%          35%
        ------------------------------------------------------------------------
        Tax-Free Missouri Insured Fund                         18%           7%
        ------------------------------------------------------------------------
        Tax-Free New Mexico Fund                               20%          37%
        ------------------------------------------------------------------------
        Tax-Free New York Fund                                 21%          21%
        ------------------------------------------------------------------------
        Tax-Free North Dakota Fund                             23%          28%
        ------------------------------------------------------------------------
        Tax-Free Oregon Insured Fund                            5%          10%
        ------------------------------------------------------------------------
        Tax-Free Wisconsin Fund                                16%           6%
        ------------------------------------------------------------------------

PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

        The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors or trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. The Funds and the Distributor intend to operate in compliance with these rules.

        Class A Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. Class A Shares of Tax-Free Minnesota Intermediate Fund is also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. Lower sales charges apply for larger purchases. See the tables in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class B Shares of Tax-Free Minnesota Intermediate Fund is purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. Class B Shares of Tax-Free Minnesota Intermediate Fund will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

        Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

        See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
        The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares
        Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the tables in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
        As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

        During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Minnesota Intermediate Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund held for more than six years and Class B Shares of Tax-Free Minnesota Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Tax-Free Minnesota Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund and approximately five years after purchase for Tax-Free Minnesota Intermediate Fund and, if Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are redeemed within six years of purchase and Class B Shares of Tax-Free Minnesota Intermediate Fund are redeemed within three years of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Tax-Free Funds' Class B Shares, Insured Funds' Class B Shares and Minnesota High-Yield Fund's Class C Shares CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Tax-Free Minnesota Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1
        Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A Shares, Class B Shares and Class C Shares of the Funds have a separate distribution plan under Rule 12b-1 (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. Such shares are not included in calculating the Plans' fees.

        The Plans permit the Funds, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, each Fund may make payments out of the assets of the respective Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

        The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.25% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Each Fund's Board of Trustees may reduce these amounts at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of the Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         The following tables show the amounts paid under each Class 12b-1 Plan for the fiscal year ended August 31, 1999:


---------------------------------------------------------------------------------------------------------
                                         Annual/                                Interest
                                          Semi-               Broker   Dealer   on          Commission
                                          Annual    Broker    Sales    Service  Broker          to
                             Advertising Reports    Trails   Charges   Expenses Sales      Wholesalers
                                                                                Charges
---------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured
---------------------------------------------------------------------------------------------------------
Class A                            $110   $17,188  $245,144                                     $29,159
---------------------------------------------------------------------------------------------------------
Class B                                             $13,426   $23,161             $15,788        $3,124
---------------------------------------------------------------------------------------------------------
Class C                                              $5,318    $4,651                $389           $23
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Arizona
---------------------------------------------------------------------------------------------------------
Class A                                             $36,134                                        $847
---------------------------------------------------------------------------------------------------------
Class B                                             $13,163   $22,801             $14,314        $2,502
----------------------------------------------------------------------------------- ---------------------
Class C                                              $4,128    $4,795                $500          $154
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free California Insured
---------------------------------------------------------------------------------------------------------
Class A                                             $67,807                                      $1,840
---------------------------------------------------------------------------------------------------------
Class B                                             $14,278   $31,889             $16,716        $3,661
------------------------------------------------------------------ ------------------ -------------------
Class C                                              $3,076    $1,397                $304          $136
------------------------------------------------------------------------------------ --------------------

---------------------------------------------------------------------------------------------------------
Tax-Free California
---------------------------------------------------------------------------------------------------------
Class A                                             $45,202                                        $574
---------------------------------------------------------------------------------------------------------
Class B                                             $27,450   $46,568             $30,815        $5,711
----------------------------------------------------------------------------------- ---------------------
Class C                                              $1,050   $20,500              $1,620        $1,455
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Colorado
---------------------------------------------------------------------------------------------------------
Class A                            $221   $34,338  $505,327                                     $85,568
---------------------------------------------------------------------------------------------------------
Class B                                             $28,449   $53,373             $32,944        $8,545
------------------------------------------------------------------------------------ --------------------
Class C                                             $12,937   $14,543              $1,441        $1,079
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured
---------------------------------------------------------------------------------------------------------
Class A                             $89   $26,030  $152,651                                      $8,888
---------------------------------------------------------------------------------------------------------
Class B                                              $8,735   $25,083              $6,007        $3,459
---------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Florida
---------------------------------------------------------------------------------------------------------
Class A                              $9      $831   $23,595                                      $2,315
---------------------------------------------------------------------------------------------------------
Class B                                             $10,419   $15,008             $14,035        $2,026
---------------------------------------------------------------------------------------------------------
Class C                                              $2,540    $3,151              $1,038          $268
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Idaho
---------------------------------------------------------------------------------------------------------
Class A                                            $102,584                                      $3,352
---------------------------------------------------------------------------------------------------------
Class B                                             $21,669   $47,305             $13,243        $4,280
---------------------------------------------------------------------------------------------------------
Class C                                             $10,008    $9,767                $786        $1,127
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                              Promotional
                                Broker    Promotional Prospectus            Wholesaler
                               Meetings     Other     Printing   Telephone   Expenses    Other      Total

------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured
------------------------------------------------------------------------------------------------------------
Class A                          $16,134     $12,806     $3,246     $8,250     $33,129             $365,166
------------------------------------------------------------------------------------------------------------
Class B                              $39                                          $102              $55,640
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $10,381
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Arizona
------------------------------------------------------------------------------------------------------------
Class A                                                                                             $36,981
------------------------------------------------------------------------------------------------------------
Class B                              $60                                          $180              $53,020
------------------------------------------------------------------------------------------------------------
Class C                                                                                              $9,577
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free California Insured
------------------------------------------------------------------------------------------------------------
Class A                                                                                             $69,647
------------------------------------------------------------------------------------------------------------
Class B                             $392                                        $2,098              $69,034
------------------------------------------------------------------------------------------------------------
Class C                                                                                              $4,913
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free California
------------------------------------------------------------------------------------------------------------
Class A                                                                                             $45,776
------------------------------------------------------------------------------------------------------------
Class B                                                                                            $110,544
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $24,625
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Colorado
------------------------------------------------------------------------------------------------------------
Class A                          $21,778     $30,174     $7,319                $84,719             $769,444
------------------------------------------------------------------------------------------------------------
Class B                                                                                            $123,311
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $30,000
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured
------------------------------------------------------------------------------------------------------------
Class A                          $11,255     $17,314     $2,589     $6,290     $14,075             $239,181
------------------------------------------------------------------------------------------------------------
Class B                             $103                                        $1,029              $44,416
------------------------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Florida
------------------------------------------------------------------------------------------------------------
Class A                              $81        $643       $308                   $324              $28,106
------------------------------------------------------------------------------------------------------------
Class B                                                                                             $41,488
------------------------------------------------------------------------------------------------------------
Class C                                                                                              $6,997
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Idaho
------------------------------------------------------------------------------------------------------------
Class A                                                                                            $105,936
------------------------------------------------------------------------------------------------------------
Class B                                                                                             $86,497
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $21,688
------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                                Interest
                                         Annual/                                on
                                          Semi-               Broker   Dealer   Broker      Commission
                                          Annual    Broker    Sales    Service  Sales           to
                             Advertising Reports    Trails   Charges   Expenses Charges    Wholesalers
---------------------------------------------------------------------------------------------------------
Tax-Free Iowa
---------------------------------------------------------------------------------------------------------
Class A                             $32   $10,349   $64,969                                      $7,596
---------------------------------------------------------------------------------------------------------
Class B                                             $11,033   $20,339             $10,582        $1,827
---------------------------------------------------------------------------------------------------------
Class C                                              $7,562    $4,501                $271          $569
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Kansas
---------------------------------------------------------------------------------------------------------
Class A                              $7      $121   $27,533                                      $3,807
---------------------------------------------------------------------------------------------------------
Class B                                             $10,783   $16,900             $13,164        $2,036
------------------------------------------------------------------ ------------------ -------------------
Class C                                                $806      $640                 $99           $19
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
Intermediate
---------------------------------------------------------------------------------------------------------
Class A                                      $144   $78,574                                      $7,928
---------------------------------------------------------------------------------------------------------
Class B                                              $2,888   $10,178              $3,880        $2,922
---------------------------------------------------------------------------------------------------------
Class C                                              $9,030    $7,918                $644        $1,543
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Minnesota Insured
---------------------------------------------------------------------------------------------------------
Class A                                      $376  $685,860                                     $20,047
---------------------------------------------------------------------------------------------------------
Class B                                             $28,671   $50,197             $30,200        $5,230
------------------------------------------------------------------------------------ --------------------
Class C                                             $26,591    $8,171              $1,419        $1,275
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
---------------------------------------------------------------------------------------------------------
Class A                            $244   $29,752  $879,664                                     $52,978
---------------------------------------------------------------------------------------------------------
Class B                                             $28,144   $45,631             $34,892        $6,364
---------------------------------------------------------------------------------------------------------
Class C                                             $25,617   $29,203              $2,670        $4,224
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Minnesota High-Yield
---------------------------------------------------------------------------------------------------------
Class A                                             $93,540                                      $1,343
---------------------------------------------------------------------------------------------------------
Class B                                             $36,969   $57,679             $45,271        $7,149
------------------------------------------------------------------------------------ --------------------
Class C                                             $29,831   $25,095              $2,247        $3,599
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured
---------------------------------------------------------------------------------------------------------
Class A                             $38   $13,215   $73,000                                      $2,679
---------------------------------------------------------------------------------------------------------
Class B                                             $24,078   $61,342             $16,430        $3,106
--------------------------------------------------------- --------- -------------------------------------
Class C                                                $886      $701                $171           $52
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free New Mexico
---------------------------------------------------------------------------------------------------------
Class A                             $14    $1,763   $38,393                                      $9,365
---------------------------------------------------------------------------------------------------------
Class B                                              $5,185    $8,959              $5,782        $1,129
---------------------------------------------------------------------------------------------------------
Class C                                              $2,751      $788                $371           $49
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                              Promotional
                                Broker    Promotional Prospectus            Wholesaler
                               Meetings     Other     Printing   Telephone   Expenses    Other      Total
------------------------------------------------------------------------------------------------------------
Tax-Free Iowa
------------------------------------------------------------------------------------------------------------
Class A                           $2,129      $3,991      $939                 $8,838              $98,843
------------------------------------------------------------------------------------------------------------
Class B                              $72                                          $322              $44,175
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $12,903
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Kansas
------------------------------------------------------------------------------------------------------------
Class A                              $60                    $18                                     $31,546
------------------------------------------------------------------------------------------------------------
Class B                              $65                                                            $42,948
------------------------------------------------------------------------------------------------------------
Class C                                                                                              $1,565
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
Intermediate
------------------------------------------------------------------------------------------------------------
Class A                                                                                             $86,646
------------------------------------------------------------------------------------------------------------
Class B                                                                           $217              $20,085
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $19,135
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Minnesota Insured
------------------------------------------------------------------------------------------------------------
Class A                                                                                            $706,283
------------------------------------------------------------------------------------------------------------
Class B                             $102                                          $448             $114,848
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $37,456
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
------------------------------------------------------------------------------------------------------------
Class A                          $15,096     $27,381     $7,414                $26,269            $1,038,798
------------------------------------------------------------------------------------------------------------
Class B                                                                                            $115,031
-----------------------------------------------------------------------------------------------------------
Class C                                                                                             $61,714
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Minnesota High-Yield
------------------------------------------------------------------------------------------------------------
Class A                                                                                             $94,883
------------------------------------------------------------------------------------------------------------
Class B                                                                                            $147,068
------------------------------------------------------------------------------------------------------------
Class C                                                                                             $60,772
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured
------------------------------------------------------------------------------------------------------------
Class A                           $3,008      $4,177     $1,402                 $3,334             $100,853
------------------------------------------------------------------------------------------------------------
Class B                             $529                                        $5,616             $111,101
------------------------------------------------------------------------------------------------------------
Class C                                                                                              $1,810
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico
------------------------------------------------------------------------------------------------------------
Class A                             $504      $1,036     $1,293                 $1,808              $54,176
------------------------------------------------------------------------------------------------------------
Class B                                                                                             $21,055
------------------------------------------------------------------------------------------------------------
Class C                                                                            $61               $4,020
------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                                Interest
                                         Annual/                                on
                                          Semi-               Broker   Dealer   Broker      Commission
                                          Annual    Broker    Sales    Service  Sales           to
                             Advertising Reports    Trails   Charges   Expenses Charges    Wholesalers
---------------------------------------------------------------------------------------------------------
Tax-Free New York
---------------------------------------------------------------------------------------------------------
Class A                                             $26,499                                        $227
---------------------------------------------------------------------------------------------------------
Class B                                              $2,434    $5,084              $1,618          $437
---------------------------------------------------------------------------------------------------------
Class C                                                $555      $156                $169
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free North Dakota
---------------------------------------------------------------------------------------------------------
Class A                             $23    $7,297   $52,216                                      $1,960
---------------------------------------------------------------------------------------------------------
Class B                                              $2,472    $3,274              $4,148          $501
---------------------------------------------------------------------------------------------------------
Class C                                                $214      $855                 $72
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured
---------------------------------------------------------------------------------------------------------
Class A                                             $59,437                                      $8,916
---------------------------------------------------------------------------------------------------------
Class B                                             $15,531   $32,790      $75    $15,633        $4,147
---------------------------------------------------------------------------------------------------------
Class C                                              $5,792    $6,673                $615          $837
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin
---------------------------------------------------------------------------------------------------------
Class A                             $16    $2,030   $76,360                                      $9,850
---------------------------------------------------------------------------------------------------------
Class B                                              $7,134   $13,396              $6,377        $1,340
---------------------------------------------------------------------------------------------------------
Class C                                              $8,103    $5,165                $406          $753
---------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                               Promotional
                                 Broker    Promotional Prospectus            Wholesaler
                                Meetings     Other     Printing   Telephone   Expenses    Other      Total
-------------------------------------------------------------------------------------------------------------
Tax-Free New York
-------------------------------------------------------------------------------------------------------------
Class A                               $73                    $16                                     $26,815
-------------------------------------------------------------------------------------------------------------
Class B                                                                                               $9,573
-------------------------------------------------------------------------------------------------------------
Class C                                                                             $54                 $934
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota
-------------------------------------------------------------------------------------------------------------
Class A                            $3,131      $3,063     $1,193                 $6,036              $74,919
-------------------------------------------------------------------------------------------------------------
Class B                               $32                                          $228              $10,655
-------------------------------------------------------------------------------------------------------------
Class C                                                                                               $1,141
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured
-------------------------------------------------------------------------------------------------------------
Class A                                                                                              $68,353
-------------------------------------------------------------------------------------------------------------
Class B                              $260                                          $741              $69,177
-------------------------------------------------------------------------------------------------------------
Class C                                                                                              $13,917
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin
-------------------------------------------------------------------------------------------------------------
Class A                               $57        $113       $136                                     $88,562
-------------------------------------------------------------------------------------------------------------
Class B                                                                                              $28,247
-------------------------------------------------------------------------------------------------------------
Class C                                                                                              $14,427
-------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of each Fund, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and shares of any of the funds in the Delaware Investments family, including any fund that may be created at net asset value. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Funds may reasonably require to establish eligibility for purchase at net asset value.

         Each Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the

Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of each Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of a Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as any other class of any of the other funds available from the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments family holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). Using the Tax-Free Funds as an example, if any such purchaser has previously purchased and still holds shares of Class A Shares of those Funds and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of a Tax-Free Fund, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges in the Prospectus for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.
                                       46

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge, service fee, CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse such Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.

MoneyLine (SM) On Demand
        You or your investment dealer may request purchases of Fund Class shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

        It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund or its agent. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. In determining a Fund's total net assets, certain portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Funds.

         In addition, when determining a Fund's total net assets, certain portfolio securities, except for bonds, which are primarily listed or traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of the particular Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain other authorized persons less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m. Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of Tax-Free Minnesota Intermediate Fund are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. See Contingent Deferred Sales Charge Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Tax-Free Funds B Class, Insured Funds B Class or Minnesota High-Yield Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund may be longer than that of the New Shares.

Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.

Written Redemption
         You can write to your Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to your Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Income Fund, (2) Delaware Decatur Total Return Fund, (3) Delaware Balanced Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delaware Delchester Fund and
(8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         A Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class

A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares of the Tax-Free Funds and Insured Funds are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years (one year with respect to Tax-Free Minnesota Intermediate Fund) will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period (one year holding period with respect to the Tax-Free Minnesota Intermediate Fund). The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.


         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges
         Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares --The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

         Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares -- The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the Limited CDSC will be waived on Class A Shares and the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of each Class of a respective Fund's shares from net investment income on a daily basis. Dividends are declared each day the Funds are open and cash dividends are paid monthly. Net investment income earned on days when each Fund is not open will be declared as a dividend on the next business day. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of such Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund anticipates that most of its dividends paid to shareholders will be exempt from federal income taxes. See Taxes.

TAXES

         Under the Code, all or a portion of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each of the Funds, will not be deductible by a shareholder. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.


         Each Fund's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax exempt interest on their tax returns.


         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of such Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gain) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which a Fund has paid corporate-level tax is considered to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

         Under a special provision of the Revenue Reconciliation Act of 1993, all or a portion of the gain that a Fund realizes on the sale of a Tax Exempt Obligation that it purchased at a market discount may have to be treated as ordinary income rather than capital gain.

         For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

         For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. In addition, all other tax exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings for purposes of determining the federal corporate AMT and the environmental tax imposed on corporations by Section 59A of the Code. Liability for AMT will depend on each shareholder's individual tax situation.

         The Code imposes requirements on certain tax exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a bond in any Fund's portfolio lost its exempt status, such Fund would make every effort to dispose of such investment on terms that are not detrimental to that Fund.

         Gain or loss on options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system" and such gain or loss is recognized for tax purposes. The gain or loss from such options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such options will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system."

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (15% for individual investors in the 15% tax bracket.

         "Short -term capital gains": Gains on securities sold by a Fund that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

        If you redeem some or all of yours shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in a Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

Arizona State Considerations
       Exempt interest dividends from the Arizona Funds that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Arizona and its political subdivisions and
(ii) obligations of United States possessions that are exempt from state taxation under federal law, are excluded from taxable income for Arizona income tax purposes to the same extent as the interest income would be excluded from taxable income for Arizona income tax purposes if such obligations were directly held by a shareholder.

California State Taxation
       Shareholders of the California Funds that are individuals may exclude from taxable income for purposes of the California Personal Income Tax dividends received from the California Funds that are properly designated by the California Funds in a written notice mailed to the shareholders as California exempt interest dividends. The portion of the California Funds' dividends designated as California exempt interest dividends may not exceed the amount of interest the California Funds receive during their taxable year on obligations the interest on which, if held by an individual, is exempt from taxation by the State of California, reduced by certain non-deductible expenses. The California Funds may designate California exempt interest dividends only if the California Funds qualify as regulated investment companies under the Code, and if, at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which, when held by an individual, is exempt from taxation by the State of California. Distributions from the California Funds, including California exempt interest dividends, received by shareholders subject to the California Bank and Corporation Tax Law may be subject to the California franchise tax.

Colorado State Taxation
       Exempt interest dividends from the Colorado Funds that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980, (ii) obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the laws of the State of Colorado authorizing the issuance of such obligations and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Colorado on individuals and corporations.

Florida State Taxation

       Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, all of the assets of the Florida Funds consist of obligations of the U. S. government and its agencies and territories that are exempt from state taxation under federal law, and obligations of the State of Florida and its municipalities, counties and other taxing districts. If the Florida Funds hold any other types of assets on that date, then the entire value of the shares in the Florida Funds (except for the portion of the value of the shares attributable to U. S. government obligations) are subject to the intangible property tax. The Florida Funds must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in converting the portfolio's assets to such exempt assets would likely reduce the Florida Funds' investment return and might, in extraordinary circumstances, exceed any increased investment return the Florida Funds had achieved by investing in non-exempt assets during the year. Florida does impose an income tax on corporations and certain other entities, and distributions from the Florida Funds may be subject to this income tax.

Idaho State Taxation
       The Idaho Fund has received a ruling from the Idaho Department of Revenue dated December 13, 1994 to the effect that dividends paid by a fund such as the Idaho Fund that are attributable to (a) interest earned on bonds issued by the State of Idaho, its cities and political subdivisions, and (b) interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law, are not included in the income of Idaho Fund shareholders subject to either the Idaho personal income tax or the Idaho corporate income tax.


Iowa State Taxation
       The Iowa Fund has received a ruling from the Iowa Department of Revenue and Finance dated May 21, 1993 to the effect that dividends paid by a fund such as the Iowa Fund that are attributable to (a) interest earned on bonds issued by the State of Iowa, its political subdivisions, agencies and instrumentalities, the interest on which is expressly exempt from state income taxation by Iowa statute, and (b) interest earned on obligations of the U. S. government or its territories and possessions and which have interest that is exempt from state taxation under federal law, are not included in the income of the Iowa Fund shareholders subject to either the Iowa personal income tax or the Iowa corporate income tax (except in the case of shareholders that are financial institutions subject to the tax imposed by Iowa Code ss 422.60), if the Iowa Fund provides statements to the shareholders as to the percentage of dividends from the Iowa Fund that are attributable to such interest.


Kansas State Taxation
       Exempt interest dividends from the Kansas Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Kansas or its political subdivisions issued after December 31, 1987, (ii) obligations of the State of Kansas or its political subdivisions issued prior to January 1, 1988, the interest on which is expressly exempt from income tax under Kansas law and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Kansas on individuals, fiduciaries and corporations (other than insurance companies, banks, trust companies and savings and loan associations). Distributions from the Kansas Fund, including exempt interest dividends, may be subject to the taxes imposed by the State of Kansas on insurance companies and on banks, trust companies and savings and loan associations, when received by shareholders subject to such taxes.

Minnesota State Taxation
       Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends that is derived from interest income on Minnesota Tax-Exempt Obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by all Minnesota Funds. Exempt interest dividends that are treated as an item of tax preference for purposes of the federal alternative minimum tax are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations when received by shareholders subject to such tax.

       In 1995, the Minnesota Legislature passed a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is subject to tax. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Minnesota Funds cannot predict the likelihood that interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision.

Missouri State Taxation
       Exempt interest dividends from the Missouri Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Missouri or any of its political subdivisions or authorities or (ii) obligations of territories and possessions of the United States that are exempt from state taxation under federal law, as designated by the Missouri Fund in an annual notice mailed to shareholders, are not included in taxable income for purposes of the Missouri income tax imposed on individuals, trusts, estates and certain corporations (not including banking institutions, credit institutions, credit unions and savings and loan associations.) Distributions from the Missouri Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.


Montana State Taxation
         Exempt interest dividends from the Montana Municipal Bond Fund that are excluded from gross income for federal income tax purposes and that are attributable to (i) interest on obligations of the State of Montana or counties, municipalities, districts or other political subdivisions of the State of Montana or (ii) interest on obligations of the United States government and other interest income that is exempt from taxation by Montana under federal law, are excluded from taxable income for purposes of the Montana personal income tax imposed on individuals, estates and trusts. Distributions from the Montana Municipal Bond Fund, including exempt interest dividends, may be subject to the Montana corporate license and income taxes when received by shareholders subject to such taxes. Shares of the Montana Municipal Bond Fund may be subject to the Montana property tax.


New York State and City Taxation
       Exempt interest dividends from the New York Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of New York or its political subdivisions and
(ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income taxes imposed by the State of New York and New York City on resident individuals, estates and trusts. Dividends from the New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when received by shareholders subject to such taxes.

New Mexico State Taxation
       Shareholders may exclude from income subject to the New Mexico Income Tax imposed on individuals and the New Mexico Corporate Income and Franchise Tax imposed on corporations the portion of the dividends of the New Mexico Fund that is attributable to interest on (i) obligations of the United States, (ii) obligations of the State of New Mexico or any of its agencies, institutions, instrumentalities or political subdivisions and (iii) obligations of United States territories and possessions that are exempt from state taxation under federal law, provided that the New Mexico Fund provides an annual statement to each shareholder that identifies the source of income that was distributed to the shareholder.


North Dakota State Taxation
       Exempt interest dividends from the North Dakota Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest earned on obligations of the State of North Dakota or its political subdivisions are excluded from taxable income for purposes of the North Dakota personal income tax imposed on individuals, estates and trusts, if the North Dakota Fund provides certain required information to the North Dakota tax commissioner in each year. However, to the extent a portion of an exempt interest dividend from the North Dakota Fund is treated as an item of tax preference for purposes of the federal alternative minimum tax, such a dividend could affect a taxpayer's North Dakota income tax liability if the taxpayer computes North Dakota income tax liability pursuant to the optional percentage of federal income tax liability method permitted by North Dakota law. Distributions from the North Dakota Fund, including exempt interest dividends, may be subject to the North Dakota income tax imposed on corporations and the North Dakota tax imposed on the income of financial institutions when received by shareholders subject to such taxes.

Oregon State Taxation
       Exempt interest dividends from the Oregon Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Oregon or its political subdivisions and (ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for the purposes of the income tax imposed by the State of Oregon on individuals. Distributions from the Oregon Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

Wisconsin State Taxation
       The Wisconsin Fund has received a ruling from the Wisconsin Department of Revenue dated July 7, 1993 to the effect that dividends paid by a fund such as the Wisconsin Fund that are attributable to (a) interest earned on certain obligations of the State of Wisconsin, or Wisconsin agencies or political subdivisions, the interest on which is expressly exempt from Wisconsin personal income taxation by Wisconsin statute, and (b) interest earned on obligations of the U.S. government or its territories and possessions the interest on which is exempt from state taxation under federal law, are excluded from the income of the Wisconsin Fund shareholders subject to the Wisconsin personal income tax. Distributions from the Wisconsin Fund, including exempt interest dividends, may be subject to the Wisconsin Corporate Franchise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

         The foregoing discussion relates to federal and state taxation as of the date of this Part B. Distributions from the Funds, including exempt-interest dividends, may be subject to tax in other states. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company (the "Manager"), located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the its Board of Trustees.


         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $46 billion in assets in various institutional or separately managed (approximately $28,183,690,000) and investment company (approximately $18,686,470,000) accounts.

         The current Investment Management Agreement for each Fund is dated and approved by shareholders as follows.

------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
                                                       Approved by                                                   Approved by
                                      Agreement Date   Shareholders                                Agreement Date    Shareholders
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Arizona Insured Fund         November 1, 1999 Nov. 1, 1999    Minnesota Insured Fund      November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Arizona Fund                 November 1, 1999 Nov. 1, 1999    Tax-Free Minnesota Fund     November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free California Insured Fund      January 1, 1999  Dec. 4, 1998    Minnesota High-Yield Fund   November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free California Fund              November 1, 1999 Nov. 1, 1999    Tax-Free Missouri Insured   January 1, 1999   Dec. 4, 1998
                                                                       Fund
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Colorado Fund                November 1, 1999 Nov. 1, 1999    Tax-Free Montana Fund       November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Florida Fund                 January 1, 1999  Dec. 4, 1998    Tax-Free New Mexico Fund    January 1, 1999   Dec. 4, 1998
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Florida Insured Fund         January 1, 1999  Dec. 4, 1998    Tax-Free New York Fund      November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Kansas Fund                  January 1, 1999  Dec. 4, 1998    Tax-Free North Dakota Fund  November 1, 1999  Nov. 1, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Idaho Fund                   November 1, 1999 Nov. 1, 1999    Tax-Free Oregon Insured     January 1, 1999   Dec. 4, 1998
                                                                       Fund
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Iowa Fund                    November 1, 1999 Nov. 1, 1999    Tax-Free Wisconsin Fund     April 15, 1999    April 13, 1999
------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------
Tax-Free Minnesota Intermediate Fund  November 1, 1999 Nov. 1, 1999

------------------------------------- ---------------- --------------- --------------------------- ----------------- --------------

         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Funds or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         Under each Fund's current Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis to the rates set forth below.

   FUND                                             As a percentage of average daily net assets
   ------------------------------------------------ ------------------------------------------------
   Minnesota Insured Fund                           0.50% on the first $500 million;
   Tax-Free Arizona Insured Fund                    0.475% on the next $500 million;
   Tax-Free California Insured Fund                 0.45% on the next $1.5 billion;
   Tax-Free Florida Insured Fund                    0.425% on assets in excess of $2.5 billion
   Tax-Free Minnesota Intermediate Fund
   Tax-Free Missouri Insured Fund
   Tax-Free Oregon Insured Fund

   ------------------------------------------------ ------------------------------------------------
   Minnesota High-Yield Fund                        0.55% on the first $500 million;
   Montana Municipal Bond Fund                      0.50% on the next $500 million;
   Tax-Free Arizona Fund                            0.45% on the next $1.5 billion;
   Tax-Free California Fund                         0.425% on assets in excess of $2.5 billion
   Tax-Free Colorado Fund
   Tax-Free Florida Fund
   Tax-Free Idaho Fund
   Tax-Free Iowa Fund
   Tax-Free Kansas Fund
   Tax-Free Minnesota Fund
   Tax-Free New Mexico Fund
   Tax-Free New York Fund
   Tax-Free North Dakota Fund
   Tax-Free Wisconsin Fund
   ------------------------------------------------ ------------------------------------------------

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Trustees. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. Lincoln National, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family.

         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. On February 14, 1997, new advisory agreements with the Manager on behalf of the Florida Funds and Tax-Free New York Fund and with Voyageur on behalf of the other Funds were unanimously approved by each Fund's respective board at a meeting held in person, and each such board called a shareholder meeting to approve these agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment management agreement to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for these other Funds.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, was retained as investment manager of the Florida Funds and Tax-Free New York Fund and Voyageur was retained as investment manager for the other Funds. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

         In connection with the merger transaction described above, the Manager agreed for a period of two years ending on April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by each Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) did not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of that Fund. This agreement replaced a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund's expenses. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.

         The Manager has voluntarily agreed to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through February 29, 2000.
         ---------------------------------------------------------- ------------
         Minnesota High-Yield Fund                                         0.50%
         ---------------------------------------------------------- ------------
         Minnesota Insured Fund                                            0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Arizona Insured Fund                                     0.70%
         ---------------------------------------------------------- ------------
         Tax-Free California Fund                                          0.25%
         ---------------------------------------------------------- ------------
         Tax-Free California Insured Fund                                  0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Colorado Fund                                            0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Florida Fund                                             0.50%
         ---------------------------------------------------------- ------------
         Tax-Free Florida Insured Fund                                     0.65%
         ---------------------------------------------------------- ------------
         Tax-Free Idaho Fund                                               0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Iowa Fund                                                0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Kansas Fund                                              0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Minnesota Fund                                           0.75%
         ---------------------------------------------------------- ------------
         Tax-Free Minnesota Intermediate Fund                              0.75%
         ---------------------------------------------------------- ------------
         Tax-Free New Mexico Fund                                          0.75%
         ---------------------------------------------------------- ------------
         Tax-Free New York Fund                                            0.25%
         ---------------------------------------------------------- ------------
         Tax-Free Oregon Insured Fund                                      0.60%
         ---------------------------------------------------------- ------------
         Tax-Free Wisconsin Fund                                           0.75%
         ---------------------------------------------------------- ------------

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Tax-Free Arizona Fund and Montana Municipal Bond Fund and to pay a Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 0.50% of respective average daily net assets of that Fund through October 31, 1999.


         On August 31, 1999, the total net assets of each Fund were as follows:


         -----------------------------------------------------------------------
         Minnesota High-Yield Fund                                  $ 65,142,352
         -----------------------------------------------------------------------
         Minnesota Insured Fund                                     $284,587,916
         -----------------------------------------------------------------------
         Tax-Free Arizona Fund                                      $ 26,499,091
         -----------------------------------------------------------------------
         Tax-Free Arizona Insured Fund                              $173,800,559
         -----------------------------------------------------------------------
         Tax-Free California Fund                                   $ 43,322,171
         -----------------------------------------------------------------------
         Tax-Free California Insured Fund                           $ 32,221,567
         -----------------------------------------------------------------------
         Tax-Free Colorado Fund                                     $356,045,981
         -----------------------------------------------------------------------
         Tax-Free Florida Fund                                      $ 16,595,979
         -----------------------------------------------------------------------
         Tax-Free Florida Insured Fund                              $130,743,163
         -----------------------------------------------------------------------
         Tax-Free Idaho Fund                                        $ 57,909,876
         -----------------------------------------------------------------------
         Tax-Free Iowa Fund                                         $ 43,703,122
         -----------------------------------------------------------------------
         Tax-Free Kansas Fund                                       $ 16,886,410
         -----------------------------------------------------------------------
         Tax-Free Minnesota Fund                                    $414,269,906
         -----------------------------------------------------------------------
         Tax-Free Minnesota Intermediate Fund                       $ 61,392,313
         -----------------------------------------------------------------------
         Tax-Free Missouri Insured Fund                             $ 53,139,881
         -----------------------------------------------------------------------
         Tax-Free New Mexico Fund                                   $ 23,737,434
         -----------------------------------------------------------------------
         Tax-Free New York Fund                                     $ 12,127,618
         -----------------------------------------------------------------------
         Tax-Free North Dakota Fund                                 $ 28,402,142
         -----------------------------------------------------------------------
         Tax-Free Oregon Insured Fund                               $ 37,120,435
         -----------------------------------------------------------------------
         Tax-Free Wisconsin Fund                                    $ 38,125,062
         -----------------------------------------------------------------------

         The Manager makes and implements all investment decisions on behalf of the Funds. The Funds pay all of their other expenses. Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager or Voyageur, whichever the case may be, during the periods indicated.


-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $918,346               $918,346                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $619,756               $535,646                 $84,110
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $652,289               $584,130                 $68,159
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                         $341,216               $311,799                 $29,417
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                      $1,119,609             $1,119,609                    None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $113,916                 $5,972                $107,944
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $53,250                   None                 $61,174
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $48,532                   None                 $49,907
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $21,995                   None                 $34,425
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                         $55,464                   None                 $90,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $175,920               $136,887                 $39,033
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $109,350               $108,264                  $1,086
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $114,802               $113,884                    $918
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $60,088                $51,460                  $8,628
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $192,101               $117,101                 $75,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $177,540                   None                $216,947
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $44,783                   None                 $76,468
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $21,305                   None                 $43,102
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                           $3,980                   None                 $10,565
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                          $7,369                   None                 $40,001
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                       $1,927,364             $1,927,364                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                       $1,229,144             $1,003,319                $225,825
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                      $1,199,154             $1,020,963                $178,191
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                         $588,023               $588,023                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                      $1,865,515             $1,865,515                    None
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
-----------------------------------------------------------------------------------------------------------------------------


Tax-Free Florida Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $718,482               $718,482                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $529,873               $340,976                $188,897
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $571,547               $461,777                $109,770
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                         $305,198               $305,198                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                      $1,074,026             $1,049,026                 $25,000
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                          $87,289                   None                 $88,761
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $39,404                   None                 $43,020
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $27,555                   None                 $28,543
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $12,388                   None                 $15,447
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                         $29,915                   None                 $60,727
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $281,574               $260,382                 $21,192
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $152,524               $132,155                 $20,369
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $130,918                $76,955                 $26,963
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $57,986                $27,984                 $30,002
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $131,410                 $1,410                $130,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $233,909               $195,725                 $38,184
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $143,522               $115,543                 $27,979
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $139,262               $122,155                 $17,107
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $68,692                $62,756                  $5,936
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $217,160               $212,160                  $5,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                          $91,783                $91,783                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $51,288                $41,153                 $10,135
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $44,934                $22,579                 $22,355
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $21,163                $18,426                  $2,737
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                         $60,154                $30,154                 $30,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $270,971               $270,971                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $157,232               $157,232                    None
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $162,269               $162,269                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $84,555                $59,658                 $24,897
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $281,038               $281,038                    None
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                       $1,488,420             $1,488,420                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $990,662               $951,207                 $39,455
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                      $1,000,967               $968,290                 $32,677
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                         $502,457               $473,267                 $29,190
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                      $1,518,301             $1,518,301                    None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                       $2,233,518             $2,233,518                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                       $1,427,564             $1,340,807                 $86,757
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                      $1,423,345             $1,353,410                 $69,935
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                         $706,459               $612,643                 $93,816
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                      $2,222,690             $2,222,690                    None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $349,134                $51,212                $297,922
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                        $168, 083                   None                $204,795
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-12/31/97                                        $136,823                   None                $136,823
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                             Investment             Investment             Fees Waived
                                                            Advisory Fees          Advisory Fees           and Expenses
                                                              Incurred                 Paid                    Paid
------------------------------------------------------- ---------------------- ---------------------- -----------------------
Tax-Free Missouri Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $279,337               $279,337                    $-0-
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $196,563               $156,816                 $39,747
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $200,279               $185,491                 $14,788
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $97,877                $97,877                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $290,247               $195,247                 $95,000
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $126,495               $126,495                  $5,031
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $73,889                $53,004                 $20,885
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $68,560                $59,118                  $9,442
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $34,332                $34,332                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $107,784               $107,784                    None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                          $62,067                   None                 $62,995
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                          $33,403                $25,972                  $9,796
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $30,450                $21,543                  $8,907
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $16,645                   None                 $27,742
-----------------------------------------------------------------------------------------------------------------------------
         10/1/96-12/31/96(1)                                     $17,615                   None                 $23,062
-----------------------------------------------------------------------------------------------------------------------------
         10/1/95-9/30/96                                         $93,048                $68,468                 $24,580
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $158,426               $147,711                 $10,715
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $105,393                $73,673                 $31,720
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $106,481                $93,426                 $13,055
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $54,890                $54,890                    None
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $175,239               $175,239                    None
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $181,007               $103,132                 $77,875
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $100,177                $36,024                 $64,153
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                         $92,073                $50,164                 $41,909
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $42,995                $23,231                 $19,764
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $124,769                $59,769                 $65,000
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund
-----------------------------------------------------------------------------------------------------------------------------
         9/1/98-8/31/99                                         $207,708               $207,708                 $00,000
-----------------------------------------------------------------------------------------------------------------------------
         1/1/98-8/31/98                                         $123,329               $113,696                  $9,633
-----------------------------------------------------------------------------------------------------------------------------
         5/1/97-12/31/97                                        $100,882                $79,307                 $21,575
-----------------------------------------------------------------------------------------------------------------------------
         1/1/97-4/30/97                                          $48,044                $46,138                  $1,906
-----------------------------------------------------------------------------------------------------------------------------
         1/1/96-12/31/96                                        $141,262               $131,262                 $10,000
-----------------------------------------------------------------------------------------------------------------------------

(1) Effective December 31, 1996, Tax-Free New York Fund changed its fiscal year from September 30 to December 31.

         Set forth below is information regarding the amount of transfer agent fees and accounting services fee paid by each Fund to Delaware Service Company, Inc. during the fiscal period ended August 31,1999.


         ----------------------------------------------------------------------------------------------------
                                                      Transfer Agent Fees         Accounting Services Fees
         ----------------------------------------------------------------------------------------------------
         Minnesota Insured Fund                           $227,417                         $119,977
         ----------------------------------------------------------------------------------------------------
         Tax-Free Arizona Fund                             $18,812                          $10,538
         ----------------------------------------------------------------------------------------------------
         Tax-Free Arizona Insured Fund                    $116,347                          $90,645
         ----------------------------------------------------------------------------------------------------
         Tax-Free California Fund                          $26,282                          $15,681
         ----------------------------------------------------------------------------------------------------
         Tax-Free California Insured Fund                  $32,300                          $20,498
         ----------------------------------------------------------------------------------------------------
         Tax-Free Colorado Fund                           $251,020                         $182,927
         ----------------------------------------------------------------------------------------------------
         Tax-Free Florida Fund                             $16,972                           $9,878
         ----------------------------------------------------------------------------------------------------
         Tax-Free Florida Insured Fund                     $90,604                          $32,611
         ----------------------------------------------------------------------------------------------------
         Tax-Free Idaho Fund                               $45,672                          $21,356
         ----------------------------------------------------------------------------------------------------
         Tax-Free Iowa Fund                                $54,766                          $19,525
         ----------------------------------------------------------------------------------------------------
         Tax-Free Kansas Fund                              $16,577                           $7,293
         ----------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Fund                          $292,530                         $179,592
         ----------------------------------------------------------------------------------------------------
         Tax-Free Minnesota Intermediate Fund              $60,263                          $23,460
         ----------------------------------------------------------------------------------------------------
         Tax-Free Missouri Insured Fund                    $48,336                          $20,075
         ----------------------------------------------------------------------------------------------------
         Tax-Free New Mexico Fund                          $22,672                          $12,988
         ----------------------------------------------------------------------------------------------------
         Tax-Free New York Fund                            $16,225                           $6,111
         ----------------------------------------------------------------------------------------------------
         Tax-Free North Dakota Fund                        $38,794                          $11,059
         ----------------------------------------------------------------------------------------------------
         Tax-Free Oregon Insured Fund                      $35,756                          $14,695
         ----------------------------------------------------------------------------------------------------
         Tax-Free Wisconsin Fund                           $34,936                          $16,246
         ----------------------------------------------------------------------------------------------------

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such Class. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to Shareholders Services Agreements. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.

       The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

       The business and affairs of the Funds are managed under the direction of its Board of Trustees.

       Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. As of September 30, 1999, the officers and trustees of each investment company, as a group, owned less than 1% of the of the outstanding shares of each class of the Funds.

         As of September 30, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund. The Funds have no knowledge of beneficial ownership.


---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                            Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       Merrill Lynch, Pierce, Fenner & Smith                  1,180,911             7.88%
Fund Class A Shares                     For the Sole Benefit of its Customers
                                        Attn:  Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona               Robert D Wickwire TTEE                                    25,153             7.98%
Insured Fund Class B Shares             Robert D. Wickwire Rev
                                        6050 N. Camino Esplendora
                                        Tucson, AZ 85718
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona               Donaldson Lufkin Jenrette Securities Corporation Inc.     72,913            58.21%
Insured Fund Class C Shares             P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Arthur N. Miller TTEE                                      9,295             7.42%
                                        Of the Arthur N. Miller Revocable Trust
                                        3192 E. Marlette Avenue
                                        Phoenix, AZ 85016
---------------------------------------------------------------------------------------------------------------------------------
                                        Thomas R. Schneiderhan                                     6,734             5.37%
                                        Mary Lee H. Schneiderhan Comm. Prop.
                                        10011 N. 76th Place
                                        Scottsdale, AZ 85258
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                            Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund Class    Charles Schwab & Co., Inc.                             322,446             17.96%
A Shares                                For the Exclusive Benefit of its Customers
                                        Attn: Mutual Funds
                                        101 Montgomery Street
                                        San Francisco,  CA 94104
---------------------------------------------------------------------------------------------------------------------------------
                                        Dain Rauscher Incorporated                             198,130             11.03%
                                        For the Benefit of Gaylord Rubin and
                                        Beverly Rubin, Trustees
                                        Gaylord & Beverly Rubin Family Trust
                                        6580 N. Praying Monk Road
                                        Paradise Valley, AZ 85253
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund Class    Dain Rauscher Incorporated                              28,661              5.04%
B Shares                                For the Benefit of Gaylord Rubin and
                                        Beverly Rubin, Trustees
                                        Gaylord & Beverly Rubin Family Trust
                                        6580 N. Praying Monk Road
                                        Paradise Valley, AZ 85253
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                             Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Insured    Margaret R. Peterson TTEE                                 271,248             11.60%
Fund Class A Shares                     The Peterson Family Trust
                                        539 East Walnut
                                        Burbank, CA 91501
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Insured    Wexford Clearing Services Corp.                            47,841              7.23%
Fund Class B Shares                     FBO Ms. Billee Sawyer & Ms. Georgie Skropits, JT TEN
                                        4338 Beverly Drive
                                        Santa Maria, CA 93455
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Insured    Donaldson Lufkin Jenrette Securities                       36,189             63.51%
Fund Class C Shares                     Corporation   Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303-2052
---------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO                                                   5,067              8.89%
                                        Wong Family Trust
                                        John D. Wong
                                        517 Trinidad Lane
                                        Foster City, CA 94404
---------------------------------------------------------------------------------------------------------------------------------
                                        BT Alex Brown Incorporated                                  4,706              8.25%
                                        FBO 489-60501-11
                                        P.O. Box 1346
                                        Baltimore, MD 21203
---------------------------------------------------------------------------------------------------------------------------------
                                        Painewebber                                                 4,673              8.20%
                                        For the Benefit of Daryl Rice
                                        Cheryl Rice JTWROS
                                        PMB 288, 3334 E. Coast Highway
                                        Corona Del Mar, CA 92625
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Fund       George Fouts                                              431,092             18.61%
Class A Shares                          1930 Village Center, Suite 3445
                                        Las Vegas, NV 89134
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette                                 191,797              8.28%
                                        Securities Corporation, Inc.
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Margaret R. Peterson TTEE                                 179,739              7.75%
                                        The Peterson Family Trust
                                        539 East Walnut
                                        Burbank, CA 91501
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                              Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Fund       Harris Torgerson                                            58,619              11.96%
Class C Shares                          Verley Dahl Torgerson Trust
                                        Harris O. & Verley Dahl Torgerson, Trustees
                                        21 Rue Cannes
                                        Newport Beach, CA 92660
---------------------------------------------------------------------------------------------------------------------------------
                                        Dean Witter                                                 36,390               7.42%
                                        For the Benefit of Berlin Hall & Marliss Hall
                                        Trustees
                                        P.O. Box 250
                                        Church Street Station
                                        New York, NY 10008
---------------------------------------------------------------------------------------------------------------------------------
                                        Karin Schlobohm                                             26,267               7.40%
                                        Trustee, Schlobohm Family Revocable Trust
                                        1234 McIntosh Court
                                        Sunnyvale, CA 94087
---------------------------------------------------------------------------------------------------------------------------------
                                        Julia C. Kirkup, Trustee                                    35,556               7.25%
                                        Richard P. Kirkup Non-Sheltered Marital Trust
                                        1333 Via Margarita
                                        Palos Verdes, CA 90274
---------------------------------------------------------------------------------------------------------------------------------
                                        Merrill Lynch, Pierce, Fenner & Smith                       27,838               5.68%
                                        For the Sole Benefit of its Customers
                                        Attn:  Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        U.S. Bancorp Piper Jaffray Inc. FBO                         27,409               5.59%
                                        Bob and Jean Bundy TTEES
                                        Bob and Jean Bundy Revocable Trust
                                        689 Anza Park Terrace
                                        P.O. Box 9
                                        Borrego Springs, CA 92004
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                             Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Colorado Fund Class   Merrill Lynch, Pierce, Fenner & Smith                       45,440            11.24%
C Shares                                For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       Merrill Lynch, Pierce, Fenner & Smith                    1,223,782            10.53%
Fund Class A Shares                     For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       Merrill Lynch, Pierce, Fenner & Smith                      105,284            23.48%
Fund Class B Shares                     For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       NFSC FEBO John Canfield                                      4,523            45.52%
Fund Class C Shares                     June Canfiled
                                        5450 N.E. 22nd Avenue
                                        Fort Lauderdale, FL 33308
---------------------------------------------------------------------------------------------------------------------------------
                                        Patricia Dembitsky                                           3,589            36.12%
                                        John Dembitsky JT TEN
                                        7066 Fairview Village
                                        Winter Haven, FL 33881
---------------------------------------------------------------------------------------------------------------------------------
                                        Rodney J. Nelson and                                       921.830             9.27%
                                        Mary Jean Nelson JR WROS
                                        5048 W. Sago Plam Court
                                        Lecanto, FL 34461
---------------------------------------------------------------------------------------------------------------------------------
                                        Norma M. Shaw                                                  901             9.07%
                                        9240 S.W. 44th Street
                                        Miami, FL 33165
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund Class    Advest, Inc.                                                69,139             6.47%
A Shares                                90 State House Square
                                        Hartford, CT 06103
---------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO                                                   68,829             5.95%
                                        FABCO
                                        Slivka R&D IMA
                                        P.O. Box 105870
                                        Atlanta, GA 30348
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund Class    Merrill Lynch, Pierce, Fenner & Smith                      104,169            25.44%
B Shares                                For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund Class    Jack C. Shaw, Trustee                                        16,569             25.55%
C Shares                                Lula Shaw Trust
                                        2156 N.E. 24th Street
                                        Fort Lauderdale, FL 33305
---------------------------------------------------------------------------------------------------------------------------------
                                        Mary J. Manns                                                 9,968             15.37%
                                        2628 Nantucket Lane
                                        Tallahassee, FL 32308
---------------------------------------------------------------------------------------------------------------------------------
                                        Paine Webber                                                  9,041             13.94%
                                        For the Benefit of William H. Opalka and
                                        Lotte S. Opalka TTEES
                                        William H. Opalka Loving Trust
                                        3825 Ming Tree Drive
                                        New Port Richey, FL 34652
---------------------------------------------------------------------------------------------------------------------------------
                                        Raymond James & Associates, Inc. FBO                          4,630              7.13%
                                        Russell C. Smith, Sr.
                                        R.R. 3, Box 1225
                                        Madison, FL 32340
---------------------------------------------------------------------------------------------------------------------------------
                                        Dorothy C. Fisher and Harry F. Fisher JT TTEES                4,534              6.99%
                                        Dorothy Fisher Rev. Trust
                                        1048 Main Street
                                        Sebastian, FL 32958
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette Securities                          3,805              5.86%
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Idaho Fund            Merrill Lynch, Pierce, Fenner & Smith                       794,654             19.58%
Class A Shares                          For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Idaho Fund            Merrill Lynch, Pierce, Fenner & Smith                       123,415             13.39%
Class B Shares                          For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Dean Witter for the benefit of                               47,170              5.11%
                                        Kenneth Schwarze
                                        P.O. Box 250
                                        Church Street Station
                                        New York, NY 10008
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Idaho Fund            Harmon Johnson & Elizabeth Johnson JT WROS                   44,416             13.95%
Class C Shares                          Prime Account
                                        6935 N. Penncross Way
                                        Meridian, ID 83642
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette Securities                         41,949             13.18%
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Merrill Lynch, Pierce, Fenner & Smith                        18,716              5.88%
                                        For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Donald F. Barstad & Mary E. Barstad, Trustees                18,039              5.66%
                                        The Donald F. & Mary E. Barstad
                                        Revocable Trust
                                        1555 Highway 95 North
                                        Weiser, ID 83672
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Iowa Fund             Alex P. Despenas                                             69,593             14.73%
Class B Shares                          Ethel Despenas TEN COM
                                        960 Briarstone
                                        Mason City, IA 50401
---------------------------------------------------------------------------------------------------------------------------------
                                        Merrill Lynch, Pierce, Fenner & Smith                        33,210              7.03%
                                        For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        c/o Earl Van Zante                                           30,470              6.45%
                                        Edith Roorda
                                        2220 Adams Avenue
                                        Pella, IA 50219
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Iowa Fund             David W. Oberbroeckling and                                  18,173             13.29%
Class C Shares                          Julia A. Oberbroeckling JT WROS
                                        3702 Wisconsin Avenue
                                        Davenport, IA 52806
---------------------------------------------------------------------------------------------------------------------------------
                                        Donald R. Kurtz                                              14,530             10.63%
                                        Mildred Kurtz JT TEN
                                        1010 Plane Street
                                        Burlington, IA 52601
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
                                        Roger E. Jensen and Judy A. Jensen JT WROS                   10,130              7.41%
                                        505 Front Street
                                        Lone Rock, IA 50559
---------------------------------------------------------------------------------------------------------------------------------
                                        Mary M. Phillips                                              7,378              5.39%
                                        1001 Gary Avenue
                                        Spirit Lake, IA 51360
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Kansas Fund Class A   Merrill Lynch, Pierce, Fenner & Smith                        74,753              6.92%
Shares                                  For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Alena M. Hess, Trustee                                       72,903              6.75%
                                        Alena M. Hess Trust
                                        P.O. Box 53
                                        Louisburg, KS 66053
---------------------------------------------------------------------------------------------------------------------------------
                                        Henry R. Kircher                                             54,068              5.00%
                                        P.O. Box 861
                                        Louisburg, KS 66053
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Kansas Fund Class B   Merrill Lynch, Pierce, Fenner & Smith                        31,633              7.18%
Shares                                  For the Sole Benefit of its Customers
                                        Attn Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Prudential Securities, Inc.                                  24,870              5.64%
                                        FBO Frank F. Castellano and
                                        Patricia J. Castellano JT WROS
                                        14032 Hayes Street
                                        Overland Park, KS 66221
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Kansas Fund Class C   Merrill Lynch, Pierce, Fenner & Smith                        26,556             62.80%
Shares                                  For the Sole Benefit of its Customers
                                        Attn Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Harold L. Smith                                               4,512             10.66%
                                        TOD Sheryl S. Olson
                                        David A. Smith
                                        Jayne A. Radley & Marcia L. Vaughn
                                        1708 Arrowhead
                                        Derby, KS 67037
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Kansas Fund Class C   Gilbert O. Sears                                              2,649              6.26%
Shares                                  TOD Megan R. Fishpool
                                        Lisa Papadopoulos
                                        Tricia R. Sears
                                        213 East Parliament
                                        Smith Center, KS 66967
---------------------------------------------------------------------------------------------------------------------------------
                                        O.J. O'Connell, Jr. TEN                                       2,415              5.71%
                                        O.J. O'Connell, Jr. REV LIV TR
                                        P.O. Box 6
                                        El Dorado, KS 67042
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Merrill Lynch, Pierce, Fenner & Smith                       354,628              6.86%
Intermediate Fund                       For the Sole Benefit of its Customers
Class A Shares                          Attn Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Prudential Securities, Inc. FBO                             265,094              5.13%
                                        Timothy O. Dougherty, Barbara Hilbert &
                                        C. David Luther, Trustees
                                        Motors Management Corp. Incentive Plan
                                        Minneapolis, MN 55416
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Loucinda M. Kozlowski                                        23,351              8.54%
Intermediate Fund                       TOD Frances Kay Pieper
Class B Shares                          TOD William J. Pieper
                                        1776 Saint Clair Avenue
                                        St. Paul, MN 55105
---------------------------------------------------------------------------------------------------------------------------------
                                        Ursella Brinkhaus Trust                                      22,462              8.21%
                                        Ursella Brinkhaus Trustee
                                        Copperfield Hill
                                        4200 40th Avenue North
                                        Apt. 227
                                        Robbinsdale, MN 55422
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Merrill Lynch, Pierce, Fenner & Smith                        21,844             10.11%
Intermediate Fund Class C Shares        For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Emery Jahnke                                                13,6254              6.30%
                                        Ann Jahnke JT TEN
                                        2402 Lilac Lane
                                        Fargo, ND 58102
---------------------------------------------------------------------------------------------------------------------------------
Delaware Minnesota Insured Fund Class   The Drifter Family Limited Partnership                       30,043              7.34%
C Shares                                Gopher Macine & Eng. Co., General Partners
                                        c/o Firstar Center, Attn: George Benz
                                        101 E. 5th Street, Suite 2104
                                        Saint Paul, MN 55101
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Attn: Fund Administration                                 2,059,110              6.43%
Fund Class A Shares                     Merrill Lynch, Pierce, Fenner & Smith
                                        For the Sole Benefit of its Customers
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Merrill Lynch, Pierce, Fenner & Smith                        70,273              6.36%
Fund Class B Shares                     For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota             Securities Corporation                                       57,465              9.91%
Fund Class C Shares                     Donaldson Lufkin Jenrette, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette Securities                         48,025              8.28%
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Donald E. Horne                                              30,853              5.32%
                                        Beatice Y. Horne JT TEN
                                        4515 Merrywood Lane
                                        Excelsior, MN 55331
---------------------------------------------------------------------------------------------------------------------------------
Delaware Minnesota High-Yield           Woodland Development Corporation                            370,714             9.11%
Municipal Bond Fund                     Attn: Larry Carlson
Class A Shares                          830 West Main Street
                                        Anoka, MN 55303
---------------------------------------------------------------------------------------------------------------------------------
Delaware Minnesota High-Yield           Merrill Lynch, Pierce, Fenner & Smith                       226,328             14.49%
Municipal Bond Fund                     For the Sole Benefit of its Customers
Class B Shares                          Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                              Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield                    Merrill Lynch, Pierce, Fenner & Smith                        72,982              9.60%
Municipal Bond Fund                     For the Sole Benefit of its Customers
Class C Shares                          Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Andrew Ellis                                                 52,193              6.86%
                                        Harriet A. Ellis JT TEN
                                        5201 Belmont
                                        Minneapolis, MN 55419
---------------------------------------------------------------------------------------------------------------------------------
                                        Bonnie D. Kersting and                                       43,661              5.74%
                                        Steven M. Kersting TTEES
                                        Bonnie D. Kersting Rev. Trust
                                        17751 Layton Path
                                        Lakeville, MN 55044
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Missouri Insured      Dean Witter                                                   9,369             40.05%
Fund Class C Shares                     For the Benefit of Gary E. Brasser
                                        P.O. Box 250
                                        Chruch Street Station
                                        New York, NY 10008
---------------------------------------------------------------------------------------------------------------------------------
                                        George A. Rhodes                                              5,000             21.37%
                                        TOD Russell G. Rhodes
                                        1359 East Stoneridge Dr.
                                        Springfield, MO 65803
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette Securities Corporation,             2,517             10.76%
                                        Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Dean Witter                                                   1,914              8.18%
                                        For the benefit of Mary E. Crabtree &
                                        James D. Crabtree
                                        P.O. Box 250
                                        Church Street Station
                                        New York, NY 10008
---------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO                                                     1,891              8.08%
                                        Leroy F. Fisher
                                        900 W. 2nd Street
                                        Cameron, MO 64429
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund       Merrill Lynch, Pierce, Fenner & Smith                       350,092             18.72%
Class A Shares                          For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                              Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund       Donaldson Lufkin Jenrette Securities                         95,093              5.08%
Class A Shares                          Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund       Dean Witter                                                  16,565              6.67%
Class B Shares                          For the Benefit of
                                        Helen G. Elsbernd, Trustee
                                        P.O. Box 250
                                        Church Street Station
                                        New York, NY 10008
---------------------------------------------------------------------------------------------------------------------------------
                                        Legg Mason Wood Walker, Inc.                                 13,181              5.30%
                                        P.O. Box 1476
                                        Baltimore, MD 21203
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New Mexico Fund       Title Services, Inc.                                          9,015             25.96%
Class C Shares                          Attn: Bob Harris
                                        P.O. Box 696
                                        Raton, NM 87740
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette                                    10,397             29.94%
                                        Securities Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        R. Harold Wingo                                               3,808             10.97%
                                        Ethel J. Wingo JT TEN
                                        TOD David N. Wingo & Raymond M. Wingo
                                        725 Collier Avenue
                                        Raton, NM 87740
---------------------------------------------------------------------------------------------------------------------------------
                                        Kathleen Porter Harris                                        2,166              6.23%
                                        TOD Bob Harris
                                        712 South 5th Street
                                        Raton, NM 87740
---------------------------------------------------------------------------------------------------------------------------------
                                        Kathleen Porter Harris                                        1,984              5.71%
                                        TOD Mary Porter
                                        712 S. 5th Street
                                        Raton, NM 87740
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New York Fund Class   First Clearing Corporation                                   97,112              9.11%
A Shares                                Anthony A. Pugliese &
                                        Carole D. Pugliese, Jt. Ten.
                                        109 Eastwoods Road
                                        Pound Ridge, NY 10576
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New York              Merrill Lynch, Pierce, Fenner & Smith                        22,448             15.90%
Fund Class B Shares                     For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, Fl 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette                                    33,557             23.76%
                                        Securities Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Charlotte A. Corbett                                         12,357              8.75%
                                        6211 Seneca Street
                                        P.O. Box 46
                                        Springbrook, NY 14140
---------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO                                                     9,284              6.57%
                                        Albert Wasilefsky
                                        Tanya Sherman
                                        4918 New Utrecht Avenue
                                        Brooklyn, NY 11219
---------------------------------------------------------------------------------------------------------------------------------
                                        Nancy Schmirl                                                 8,812              6.24%
                                        227 Napoli Street
                                        Central Islip, NY 11722
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free New York Fund Class   Donaldson Lufkin Jenrette                                     5,715             49.92%
C Shares                                Securities Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO                                                     3,110             27.16%
                                        Lillian Stark
                                        185 East 85th Street, Apartment 17N New
                                        York, NY 10028
---------------------------------------------------------------------------------------------------------------------------------
                                        Sarah R. Sealy                                                1,945             16.99%
                                        3244 Hone Avenue
                                        Bronx, NY 10469

---------------------------------------------------------------------------------------------------------------------------------
                                        George W. Middleton                                         677.330              5.91%
                                        39 N. Main Street
                                        Massena, NY 13662
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free North Dakota Fund     Wilkota and Company                                         208,641              8.41%
Class A Shares                          1st National Bank & Trust Co. of Williston
                                        P.O. Box 1827
                                        Williston, ND 58802
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                                Share Amount       Percentage
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free North Dakota Fund     Edward D Jones & Co F/A/O                                     9,298              9.57%
Class B Shares                          Arthur N. Lee
                                        P.O. Box 2500
                                        Maryland Heights, MO 63043
---------------------------------------------------------------------------------------------------------------------------------
                                        Merrill Lynch, Pierce, Fenner & Smith                         8,125              8.37%
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Susan K Krueger                                               4,732              4.87%
                                        P.O. Box 716
                                        West Fargo, ND 58078
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free North Dakota Fund     Merrill Lynch, Pierce, Fenner & Smith                        26,901             90.12%
Class C Shares                          For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Jacob N. Gust                                                 2,588              8.67%
                                        Barbara A. Olive JT TEN
                                        4614 81st N
                                        Fargo, ND 58102
--------------------------------------- ------------------------------------------------------ ------------------- --------------
Delaware Tax-Free Oregon Insured        Merrill Lynch, Pierce, Fenner & Smith                       271,238              9.57%
Class A Shares                          For the Sole Benefit of its Customers
                                        Attn: Fund Administration
                                        4800 Deer Lake Drive East, Second Floor
                                        Jacksonville, FL 32246
---------------------------------------------------------------------------------------------------------------------------------
                                        Duane E. Hill and Sherry L. Hill JT WROS                    153,993              5.43%
                                        P.O. Box 659
                                        Gold Hill, OR 97525
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Oregon Insured        Glenn F. Taylor &                                            23,128             13.67%
Class C Shares                          Opal E. Taylor JT WROS
                                        3760 Highway 101
                                        Florence, OR 97439
---------------------------------------------------------------------------------------------------------------------------------
                                        Ralph W. Sheffer &                                           19,751             11.67%
                                        L. Marciel Sheffer TTEE
                                        Ralph W. & L. Marciel Sheffer Rev. Liv. Trust
                                        2147 Madison Street SE
                                        Albany, OR 97321
---------------------------------------------------------------------------------------------------------------------------------
                                        PaineWebber                                                  16,016              9.46%
                                        For the Benefit of the Herbert L. Bodner Trust
                                        and The Bodner Family Trust
                                        1419 NW 14th
                                        Portland, OR 97209
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Class                                   Name and Address of Account                               Share Amount        Percentage
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured                 Edward D. Jones and CO F/A/O                                 12,662              7.48%
Class B Shares                          Cecil W. Carleton
                                        P.O. Box 2500
                                        Maryland Heights, MD 63043
---------------------------------------------------------------------------------------------------------------------------------
                                        G. Collen Kinney &                                            9,105              5.38%
                                        Dale G. Kinney JT WROS
                                        2345 Salem Avenue SE
                                        Albany, OR 97321
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Wisconsin Fund        Salomon Smith Barney                                        363,641             10.43%
Class A Shares                          388 Greenwich Street
                                        New York, NY 10013
---------------------------------------------------------------------------------------------------------------------------------
                                        Paine Webber                                                327,256              9.39%
                                        For the Benefit of Bayban
                                        c/o First State Bank of Bayport
                                        Attn: Barb Monteith
                                        950 North Highway 95
                                        Bayport, MN 55003
---------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Wisconsin Fund        Everen Clearing Corp.                                        28,496             18.29%
Class C Shares                          Alan  R. Hyman & Harriet S. Hyman
                                        111 East Kilbourn Avenue
                                        Milwaukee, WI 53202
---------------------------------------------------------------------------------------------------------------------------------
                                        Everen Clearing Corp.                                        19,159             12.29%
                                        Beverly Humleker Calhoun Trust
                                        111 East Kilbourn Avenue
                                        Milwaukee, WI 53202
---------------------------------------------------------------------------------------------------------------------------------
                                        Donaldson Lufkin Jenrette Securities                         12,580              8.07%
                                        Corporation, Inc.
                                        P.O. Box 2052
                                        Jersey City, NJ 07303
---------------------------------------------------------------------------------------------------------------------------------
                                        Everen Clearing Corp.                                         9,248              5.93%
                                        Harry A. Palmiter
                                        111 East Kilbourn Avenue
                                        Milwaukee, WI 53202
---------------------------------------------------------------------------------------------------------------------------------
                                        Everen Clearing Corp.                                         8,775              5.63%
                                        Robert P. Fahey
                                        111 East Kilbourn Avenue
                                        Milwaukee, WI 53202
---------------------------------------------------------------------------------------------------------------------------------

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)            Chairman, Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                Chairman and Director of Delaware Management Holdings, Inc.

                                Director of Delaware International Advisers Ltd.

                                Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital Management, Inc.;
                                Chairman, President and Chief Executive Officer and Director/Trustee of DMH Corp.,
                                Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President, Chief
                                Executive Officer, Chief Investment Officer and Director/Trustee of Delaware Management
                                Company, Inc. and Delaware Management Business Trust; Chairman, President, Chief
                                Executive Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and Chief
                                Investment Officer of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Chairman and Chief Executive Officer of Delaware International Advisers
                                Ltd.; Chairman, Chief Executive Officer and Director of Delaware International Holdings
                                Ltd.; Chief Executive Officer of Delaware Management Holdings, Inc.; President and Chief
                                Executive Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of
                                Delaware Service Company, Inc. and Retirement Financial Services, Inc.

                                In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------

*David K. Downes (59)           President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and
                                Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                President and Director of Delaware Management Company, Inc.

                                President of Delaware Management Company (a series of Delaware Management Business
                                Trust)

                                President, Chief Executive Officer and Director of Delaware Capital Management, Inc.

                                Chairman, President, Chief Executive Officer and Director of Delaware Service Company,
                                Inc.

                                President, Chief Operating Officer, Chief Financial Officer and Director of Delaware
                                International Holdings Ltd.

                                Chairman and Director of Delaware Management Trust Company and Retirement Financial
                                Services, Inc.

                                Executive Vice President, Chief Operating Officer, Chief Financial Officer of Delaware
                                Management Holdings, Inc., Founders CBO Corporation, Delaware Investment Advisers (a
                                series of Delaware Management Business Trust) and Delaware Distributors, L.P.

                                Executive Vice President, Chief Financial Officer, Chief Operating Officer and Trustee
                                of Delaware Management Business Trust

                                Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

                                Director of Delaware International Advisers Ltd.

                                During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

----------------------
*Trustee affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)      Executive Vice President and Chief Investment Officer, Equity of each of the six investment companies and each of the other 27 investment companies in the Delaware
                                Investments family.

                                Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a
                                series of Delaware Management Business Trust)

                                Executive Vice President and Chief Investment Officer of Delaware Management Company
                                (a series of Delaware Management Business Trust)

                                Executive Vice President and Trustee of Delaware Management Business Trust

                                Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                Management, Inc.

                                Director of Delaware International Advisers Ltd.

                                During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)         Executive Vice President/ Chief Investment Officer, Fixed Income of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                Director of Delaware Management Holdings, Inc.

                                Executive Vice President/Chief Investment Officer, DMC-Fixed Income of
                                Delaware Management Company (a series of Delaware Management Business Trust)

                                Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                                Capital Management, Inc.

                                President and Director of Lincoln Investment Management, Inc.

                                Mr. McMeekin joined Delaware Investments in 1999.  He has been employed in various executive capacities by Lincoln National Corporation from 1994 to present.
---------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (42)        Executive Vice President/General Counsel of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family, Delaware
                                Management Holdings, Inc., Delaware Management Company (a series of Delaware Management
                                Business Trust), Delaware Investment Advisers (a series of Delaware Management Business
                                Trust)  Delaware Distributors, L.P. and Founders CBO Corporation.

                                Executive Vice President/General Counsel and Director of Delaware International Holdings
                                Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management Company,
                                Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                Financial Services, Inc., Delaware Distributors, Inc., and Delaware Management Trust
                                Company.

                                Executive Vice President and Trustee of Delaware Management Business Trust.

                                Director of Delaware International Advisers Ltd.

                                Director of HYPPCO Finance Company Ltd.

                                During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (72)           Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                460 North Gulph Road, King of Prussia, PA 19406

                                Board Chairman, Citadel Constructors, Inc.

                                From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

---------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)           Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                500 Fifth Avenue, New York, NY 10110

                                Founder and Managing Director, Anthony Knerr & Associates

                                From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

---------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (59)               Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                785 Park Avenue, New York, NY 10021

                                Treasurer, National Gallery of Art

                                From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian
                                Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of
                                Columbia Business School.

---------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)          Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                President and Chief Executive Officer, MLM Partners, Inc.

                                Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                President of U.S. WEST Communications--Markets.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)            Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                P.O. Box 1102, Columbia, MD 21044

                                Secretary/Treasurer, Enterprise Homes, Inc.

                                From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                Group, Inc., Columbia, MD.

---------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans (51)           Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                Building 220-13W-37, St. Paul, MN 55144

                                Vice President and Treasurer, 3M Corporation.

                                From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for the
                                3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation, 1985-1987;
                                Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                                1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974.

---------------------------------------------------------------------------------------------------------------------------

Eric E. Miller (46)             Senior Vice President/Deputy General Counsel/Secretary of each of the six investment companies and each of the other 27 investment companies in Delaware Investments family.

                                Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management
                                Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware
                                Management Company (a series of Delaware Management Business Trust) and Delaware
                                Investment Advisers (a series of Delaware Management Business Trust), Delaware Service
                                Company, Inc., Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                Delaware Distributors, Inc., Delaware Distributors, L.P. and Founders Holdings, Inc.

                                During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.

---------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)         Senior Vice President/Corporate Controller of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc., Founders Holdings, Inc.
                                and Delaware Management Business Trust

                                Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                Company

                                Chief Financial Officer of Retirement Financial Services, Inc.

                                Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

                                    -95-

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (37)          Senior Vice President and Treasurer of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                Senior Vice President/Investment Accounting of Delaware Service Company, Inc.,
                                Delaware Capital Management, Inc., Delaware Distributors, L.P., Delaware Management Company
                                (a series of Delaware Management Business Trust) and Founders Holdings, Inc.

                                Senior Vice President and Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                series of Delaware Management Business Trust) Senior Vice President and Manager/Investment
                                Accounting of Delaware International Holdings, Inc.

                                Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers
                                Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                                Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable
                                Capital Management Corporation, New York, NY from 1987 to 1993.

---------------------------------------------------------------------------------------------------------------------------

Patrick P. Coyne (36)           Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Capital
                                Management, Inc., Delaware Management Company (a series of Delaware Management Business
                                Trust) and Delaware Investment Advisers (a series of Delaware Management Business
                                Trust).

                                During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

---------------------------------------------------------------------------------------------------------------------------

Mitchell L. Conery (41)         Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Management
                                Company (a series of Delaware Management Business Trust) and Delaware Investment
                                Advisers (a series of Delaware Management Business Trust)

                                Before joining the Delaware Investments in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First
                                Boston from 1992 to 1995.
---------------------------------------------------------------------------------------------------------------------------

                                       -96-

---------------------------------------------------------------------------------------------------------------------------
Trustee/Officer                            Business Experience
---------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell (38)        Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Investment
                                Advisers (a series of Delaware Management Business Trust) and Delaware Management
                                Company (a series of Delaware Management Business Trust)

                                Before joining Delaware Investments in 1997, Ms. Howell was a senior portfolio manager with Voyageur Fund Managers, Inc.

---------------------------------------------------------------------------------------------------------------------------

Andrew  M. McCullagh, Jr. (51)  Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Investment
                                Advisers (a series of Delaware Management Business Trust) and Delaware Management
                                Company (a series of Delaware Management Business Trust)

                                Before joining Delaware Investments in 1997, Mr. McCullagh was a senior portfolio manager with Voyageur Funds Managers.
---------------------------------------------------------------------------------------------------------------------------

        The following is a compensation table listing for each director or trustee entitled to receive compensation, the aggregate compensation expected to be received from each investment company noted below during the actual fiscal year and the total compensation received from all investment companies in the Delaware Investments family for the fiscal period ended August 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of August 31, 1999. Only the independent trustees of the Funds receive compensation from the Funds.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total
                                                                                                                   Compensation
                                                                                                                    from all 33
                                                                        Voyageur                                    Investment
                              Voyageur      Voyageur      Voyageur    Intermediate    Voyageur       Voyageur        Companies
                              Tax Free      Insured      Investment     Tax Free       Mutual      Mutual Funds     in Delaware
Director/Trustee               Funds         Funds         Trust         Funds         Funds            II         Investments(1)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
W. Thacher Longstreth(2)         $1,356       $1,409         $1,105         $517         $1,045        $1,169         $50,780
----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                     $1,793       $1,855         $1,503         $823         $1,434        $1,578         $66,167
----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                 $1,613       $1,670         $1,345         $716         $1,276        $1,413         $59,525
----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                 $1,768       $1,828         $1,485         $819         $1,417        $1,557         $65,168
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck                  $1,701       $1,757         $1,435         $810         $1,376        $1,504         $62,667
----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                $1,768       $1,828         $1,484         $819         $1,417        $1,557         $65,186
----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans(2)                $760         $778           $661         $431           $670          $688         $28,405
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                   Pension or Retirement Benefits Accrued
                                                as Part of each Investment Company's Expenses
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total
                                                                                                                   Compensation
                                                                                                                    from all 33
                                                                        Voyageur                                    Investment
                              Voyageur      Voyageur      Voyageur    Intermediate    Voyageur       Voyageur        Companies
                              Tax Free      Insured      Investment     Tax Free       Mutual      Mutual Funds     in Delaware
Director/Trustee               Funds         Funds         Trust          Funds         Funds           II         Investments(1)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven                    none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich                none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck                 none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison               none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------
Janet L. Yeomans(2)             none          none          none          none          none           none            none
----------------------------------------------------------------------------------------------------------------------------------

(1) Each independent director currently receives a total annual retainer fee of $38,000 for serving as a trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Anthony D. Knerr, Thomas F. Madison and Charles E. Peck serve on the Funds' audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(2) W. Thacher Longstreth retired from the Board of Trustees of the six investment companies on March 17, 1999. The compensation shown in the table is the amount Mr. Longstreth received from September 1, 1998 through March 17, 1999. Janet L. Yeomans joined the Board of Trustees of each of the six investment companies on March 17, 1999. The compensation shown is the amount Ms. Yeomans received from March 17, 1999 through August 31, 1999.


                                      Estimated Annual Benefits Upon Retirement(3)
-----------------------------------------------------------------------------------------------------------------
                                                                      Voyageur
                             Voyageur     Voyageur      Voyageur      Intermediate   Voyageur     Voyageur
                             Tax Free     Insured       Investment    Tax Free       Mutual       Mutual Funds
Director/Trustee             Funds        Funds         Trust         Funds          Funds        II
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Ann R. Leven                   $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------
Walter P. Babich               $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------
Anthony D. Knerr               $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------
Charles E. Peck                $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------
Thomas F. Madison              $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------
Janet L. Yeomans               $38,000      $38,000       $38,000        $38,000       $38,000       $38,000
-----------------------------------------------------------------------------------------------------------------

(3) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of August 31, 1999, he or she would be entitled to annual payments totaling $38,000, in the aggregate, from all of the investment companies in the Delaware Investments family, based on the number of investment companies in the Delaware Investments family as of that date.

GENERAL INFORMATION

     The shares of the Funds constitute separate series of parent entities, which are open-end investment companies. Each Fund is non-diversified as defined by the Investment Company Act of 1940. Below shows each Fund's original and current form of organization.

---------------------------------------------------------------------------------------------------------------------------------
Parent                                            Original Form of Organization (date)     Current Form of Organization (date)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Voyageur Tax-Free Funds                           Minnesota Corporation                    Delaware Business Trust
Tax-Free Minnesota                                (November 10, 1983)                      (November 1, 1999)
Tax-Free North Dakota

---------------------------------------------------------------------------------------------------------------------------------
Voyageur Intermediate Tax-Free Funds              Minnesota Corporation                    Delaware Business Trust
Tax-Free Minnesota Intermediate                   (January 21, 1985)                       (November 1, 1999)

---------------------------------------------------------------------------------------------------------------------------------
Voyageur Insured Funds                            Minnesota Corporation                    Delaware Business Trust
Tax-Free Arizona Insured                          (January 6, 1987)                        (November 1, 1999)
Minnesota Insured

---------------------------------------------------------------------------------------------------------------------------------
Voyageur Investment Trust                         Massachusetts Business Trust             Massachusetts Business Trust
Tax-Free California Insured                       (September 16, 1991)                     (September 16, 1991)
Tax-Free Florida Insured
Tax-Free Florida
Tax-Free Kansas
Tax-Free Missouri Insured
Tax-Free New Mexico
Tax-Free Oregon Insured

---------------------------------------------------------------------------------------------------------------------------------
Voyageur Mutual Funds                             Minnesota Corporation                    Delaware Business Trust
Tax-Free Arizona                                  (April 14, 1993)                         (November 1, 1999)
Tax-Free California
Tax-Free Idaho
Tax-Free Iowa
Tax-Free New York
Minnesota High-Yield Fund
Tax-Free Wisconsin Fund
Montana Municipal Bond Fund

---------------------------------------------------------------------------------------------------------------------------------
Voyageur Mutual Funds II                          Minnesota Corporation                    Delaware Business Trust
Tax-Free Colorado                                 (January 13, 1987)                       (November 1, 1999)

---------------------------------------------------------------------------------------------------------------------------------

                                     -100-

       The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.

       Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix B.

       Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       Effective March 1, 1997, the Distributor acts as sole national distributor for each Fund and for the other mutual funds in the Delaware Investments family. Prior thereto, the Distributor and/or Voyageur Fund Distributors, Inc. ("VFD") acted as national distributor(s) for each Fund. The Distributor and/or VFD received net commissions from each Fund, after reallowances to dealers, as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Underwriting Commissions
                                                 Total Underwriting Commissions                    Retained by Underwriter
------------------------------------------------------------------------------------------------------------------------------------
                                            Fiscal      Fiscal      Fiscal      Fiscal      Fiscal     Fiscal    Fiscal      Fiscal
                                             year       period       year        year        year       period    year        year
                                            ended       ended       ended       ended       ended      ended     ended       ended
                                            8/31/99     8/31/98    12/31/97    12/31/96    8/31/99   8/31/98    12/31/97    12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund              $206,332    $125,139    $162,464    $339,087    $26,477   $18,977     $22,139     $40,338
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                       $92,850      34,624      47,805     104,978    $14,670     5,377       6,805      13,217
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund            $59,660      30,767      30,039     107,617     $7,369     4,563       4,208      14,226
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                   $166,108      28,096      16,692      11,751    $22,071     3,880       2,201       1,641
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                     $592,186     347,853     453,936     525,069    $77,134    52,239      79,332      68,666
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund               $90,881      43,501      93,605     174,064    $13,240     7,037      12,762      20,261
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                       $20,346      52,188      26,437      41,214     $2,891     7,799       3,569       5,271
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                        $242,652     188,855     158,771     313,894    $33,170    28,012      23,159      32,689
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund                          $82,240      78,483      95,358     167,735    $11,921    10,975      12,752      26,641
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund                        $55,514      24,725      32,401      55,360     $8,529     3,464       4,550       7,686
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund        $79,920      30,062      58,451      71,429     $9,945     4,484      14,687       5,306
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund                    $539,760     295,201     428,428     650,734    $77,659    45,681      74,750      69,682
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund                     $333,411     207,531     275,689     454,762    $47,700    31,523      41,538      33,673
------------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund                  $257,595     139,770     137,364         N/A    $38,482    23,189     117,637         N/A
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund              $34,640      35,876      59,498     211,558     $3,518     5,223       8,119      29,607
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund                    $69,837      50,817      46,722      45,937    $13,824     8,164       4,168       6,724
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund                      $37,036      15,202      11,429         465    $10,857     2,123       1,603         ---
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund                  $20,258      11,209       9,217      38,688     $2,978     1,553       1,251       5,425
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund               $167,813     102,635      71,994     149,165    $24,691    15,563       9,496      20,166
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund                    $110,641      57,432      60,987     107,671    $15,344     8,312       8,433      11,170
------------------------------------------------------------------------------------------------------------------------------------

         The Distributor and/or VFD received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

---------------------------------------------------------------------------------------------------------------------
                                               Limited CDSC Payments
                                                   Class A Shares

---------------------------------------------------------------------------------------------------------------------
Fund                                    Fiscal Year Ended        Fiscal Year Ended           Fiscal Year Ended
                                             8/31/99                  8/31/98                    12/31/97
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund                 $---                     $---                           $---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                          ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund               ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                       ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                         609                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund                  ---                      ---                          2,443
---------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                          ---                      ---                            600
---------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                            833                      ---                         12,500
---------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund                             ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund                           ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund           ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund                        ---                      ---                          5,000
---------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund                         ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund                      ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund                 ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund                       ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund                         ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund                     ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund                   ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund                        ---                      ---                            ---
---------------------------------------------------------------------------------------------------------------------

       The Distributor and/or VFD received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

-----------------------------------------------------------------------------------------------------------------
                                                 CDSC Payments
                                                 Class B Shares

-----------------------------------------------------------------------------------------------------------------
Fund                                        Fiscal Year Ended       Fiscal Year Ended       Fiscal Year Ended
                                                 8/31/99                 8/31/98                 12/31/97
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund                          $300              $10,032                 $27,983
-----------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                                 8,391               11,254                  20,921
-----------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund                     22,230               12,696                  17,873
-----------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                             51,039                6,336                   2,542
-----------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                               40,700                6,647                  15,156
-----------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund                         7,880               19,856                   6,964
-----------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                                17,668               20,047                   7,251
-----------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                                  26,530               20,547                  14,466
-----------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund                                   14,540                4,557                   3,628
-----------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund                                 16,762                6,850                   4,170
-----------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund                    621                4,757                   1,116
-----------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund                              23,890               12,155                  13,282
-----------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund                               25,052               16,552                   5,440
-----------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund                            25,088               15,556                  14,833
-----------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund                       12,086               26,709                  35,076
-----------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund                              5,864                  ---                   3,500
-----------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund                                1,945                  ---                     ---
-----------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund                            2,388                  417                   1,850
-----------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund                          6,080               13,858                   1,587
-----------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund                              14,701                9,156                       4
-----------------------------------------------------------------------------------------------------------------

       The Distributor and/or VFD received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

--------------------------------------------------------------------------------------------------------------------
                                                   CDSC Payments
                                                  Class C Shares

--------------------------------------------------------------------------------------------------------------------
Fund                                         Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
                                                  8/31/99                  8/31/98                 12/31/97
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund                      $1,922                    $---                     $---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                               1,425                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured Fund                      ---                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                            1,632                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                              3,772                   1,416                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured Fund                         199                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                                 628                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                                 2,446                     909                        6
--------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund                                  2,246                     921                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund                                  ---                     ---                      433
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Intermediate Fund                  439                     989                       26
--------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund                             1,237                     143                      753
--------------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund                              1,075                     486                      497
--------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield Fund                           2,505                   2,411                    2,925
--------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund                        ---                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund                              298                     ---                      119
--------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund                                ---                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund                            ---                     ---                      ---
--------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund                          496                      96                      182
--------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund                               908                      29                       30
--------------------------------------------------------------------------------------------------------------------

           The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds available from the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

           Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of each Fund's securities and cash. As custodian for the Funds, Norwest maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Each Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

         While all shares have equal voting rights on matters affecting each corporate entity, shareholders of each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve a Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of that Fund, and in gains on and income from the portfolio of such Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Effective June 9, 1997, the names of the Funds were changed as follows:

-----------------------------------------------------------------------------------------------------------------------------
Previous Name                                                   New Name
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Arizona Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Arizona Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Arizona Tax Free Fund                                  Delaware-Voyageur Tax-Free Arizona Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur California Insured Tax Free Fund                       Delaware-Voyageur Tax-Free California Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur California Tax Free Fund                               Delaware-Voyageur Tax-Free California Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Colorado Tax Free Fund                                 Delaware-Voyageur Tax-Free Colorado Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Florida Insured Tax Free Fund                          Delaware-Voyageur Tax-Free Florida Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Florida Tax Free Fund                                  Delaware-Voyageur Tax-Free Florida Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Idaho Tax Free Fund                                    Delaware-Voyageur Tax-Free Idaho Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Iowa Tax Free Fund                                     Delaware-Voyageur Tax-Free Iowa Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Kansas Tax Free Fund                                   Delaware-Voyageur Tax-Free Kansas Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Minnesota Limited Term Tax Free Fund                   Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Minnesota Insured Fund                                 Delaware-Voyageur Minnesota Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Minnesota Tax Free Fund                                Delaware-Voyageur Tax-Free Minnesota Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Minnesota High-Yield Municipal Bond Fund               Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Missouri Insured Tax Free Fund                         Delaware-Voyageur Tax-Free Missouri Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur New Mexico Tax Free Fund                               Delaware-Voyageur Tax-Free New Mexico Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur New York Tax Free Fund                                 Delaware-Voyageur Tax-Free New York Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur North Dakota Tax Free Fund                             Delaware-Voyageur Tax-Free North Dakota Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Oregon Insured Tax Free Fund                           Delaware-Voyageur Tax-Free Oregon Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Voyageur Wisconsin Tax Free Fund                                Delaware-Voyageur Tax-Free Wisconsin Fund
-----------------------------------------------------------------------------------------------------------------------------

                                     -107-

         Effective August 16, 1999, the names of the Funds were changed as follows:

-----------------------------------------------------------------------------------------------------------------------------
Previous Name                                                   New Name
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Insured Fund                 Delaware Tax-Free Arizona Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Fund                         Delaware Tax-Free Arizona Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free California Insured Fund              Delaware Tax-Free California Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free California Fund                      Delaware Tax-Free California Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Colorado Fund                        Delaware Tax-Free Colorado Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Insured Fund                 Delaware Tax-Free Florida Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Fund                         Delaware Tax-Free Florida Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Idaho Fund                           Delaware Tax-Free Idaho Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Iowa Fund                            Delaware Tax-Free Iowa Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Kansas Fund                          Delaware Tax-Free Kansas Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund          Delaware Tax-Free Minnesota Intermediate Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Minnesota Insured Fund                        Delaware Minnesota Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Fund                       Delaware Tax-Free Minnesota Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund      Delaware Minnesota High-Yield Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Missouri Insured Fund                Delaware Tax-Free Missouri Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free New Mexico Fund                      Delaware Tax-Free New Mexico Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free New York Fund                        Delaware Tax-Free New York Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free North Dakota Fund                    Delaware Tax-Free North Dakota Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Oregon Insured Fund                  Delaware Tax-Free Oregon Insured Fund
-----------------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Wisconsin Fund                       Delaware Tax-Free Wisconsin Fund
-----------------------------------------------------------------------------------------------------------------------------

Noncumulative Voting
         Each investment company's shares have noncumulative voting rights which means that the holders of more than 50% of the shares an investment company voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Effective May 1, 1997, Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Assets and Liabilities, as applicable, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP for the fiscal year ended August 31, 1999 are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP are incorporated by reference from the Annual Reports into this Part B. KPMG Peat Marwick LLP, the Funds' previous auditors, audited the annual financial statements and financial highlights of the Funds for fiscal years ending on or before December 31, 1996.

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

         The following information is a brief summary of particular state factors effecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

         Bond ratings received on a state's general obligation bonds, if any, are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2. Nature of, and provisions of, the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors rights.

         A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix C to the Prospectus.

         The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting Arizona Funds

         General Economic Conditions. Progressing from its traditional reliance on a cyclical construction industry, Arizona's economic base is maturing and diversifying.

         One of the nation's leaders in employment growth, Arizona has been among the top five employment-growth States for more than four years, and it should remain there through 1999. After climbing by 6.2% in 1994, during which the state's economy produced the second-highest number of jobs of any year in Arizona history, job creation in Arizona is leveling off with employment growth of 5.6% in 1996-97, and growth of 4.7% through November l998 which ranked Arizona #1 in the nation for non-agricultural job growth through that period. Arizona's wage and salary employment grew 5.6% in 1996, 4.5% in 1997 and 4.6% in

1998. The unemployment rate was around 4.0% for 1998 and has remained around 3.6% in early 1999, but is expected to increase throughout 1999.

         Arizona ranked third in the nation in personal income growth during 1991-96. Personal income grew 7.2% in 1997 and 1998, and is estimated at 7.8% in 1999.

         Overall, Arizona's forecast is for continued but moderate rates of growth in employment and personal income. Employment growth will continue to be stronger in the Phoenix area than in the balance of the state. Housing has probably peaked and is likely to decline after seven extremely strong years. Retail sales should also continue to slow.

         Population, because of continued employment growth, will record above-average growth rates. Population grew 3.2% in 1996, 3% in 1997 and 2.8% in 1998.

         Budgetary Process. Annually, no later than five days after the regular Legislative session convenes, the Governor must submit a budget to the Legislature. Before July 1 the budget is enacted through the passage of a General Appropriations Act, a Capital Outlay Bill and various Omnibus Reconciliation Bills (ORBs). The reconciliation bills are used for statutory adjustments that must be implemented to carry out the adopted budget. Upon presentation, the Governor has five days to sign the bills into law, veto it in its entirety, line-item veto individual items of appropriations, or allow the bill to become law without his signature. The Legislature may, with a two-thirds vote, override a veto or line-item veto.

         The Budget Reform Act of 1997 made significant changes to the State's planning and budgeting systems. Beginning with the FY 2000/FY 2001 biennial period, all State agencies, including capital improvement budgeting, will be moved to a biennial budgeting system. From FY2000 to 2006, all State agencies will move to a budget format that reflects the program structure in the "Master List of State Government Programs."

         The Budget Reform Act of 1993 established the current budgeting system of one- and two-year budget reviews. Agencies selected for annual review and appropriation are designated as Major Budget Units (MBUs). MBUs can be described as agencies with difficult issues requiring frequent and critical review and, ultimately, more resources. The 18 MBUs account for over 90% of the total General Fund expenditures. Agencies selected for biennial review and appropriation are designated as Other Budget Units (OBUs).

         Revenues and Expenditures. The General Fund closed fiscal year 1998 with a $525.8 million ending balance, and the Executive plan for fiscal year 1999 anticipates a $60.8 million balance. Overall, fiscal year 1998 revenues totaled $5.745 billion. Corporate income tax revenue declined by 10%, from $600 million in fiscal year 1997 to $528 million in fiscal year 1998. Individual income tax revenues grew by 8.2% from fiscal year 1997 to fiscal year 1998. Expenditures for fiscal year 1998 totaled $5.219 billion. Revertments totaled $99.2 million in fiscal year 1998.

         Fiscal Year 1999. The current Executive forecast for fiscal year 1999 revenue is $5.960 billion. The major revenue source, transaction privilege taxes, is forecast to produce $2.547 billion for fiscal year 1999. Overall, General Fund revenues will grow modestly, including 4% in fiscal year 1999 and 5.7% in fiscal year 2000. The 1999 rate of growth reflects the impact of the $120 million tax reduction program passed in 1998, and the 2000 revenue estimate includes an incremental reduction to account for an additional $60 million of tax reductions already enacted.

         The Executive fiscal plan for Fiscal Year 1999 is based on revenue estimates of $5.43 billion ($5.75 billion including the $525 million balance forward) and expenditures of $5.90 billion, leaving a balance of $60 million. After spending $2.926 billion on education in Fiscal Year 1998, the Executive fiscal plan for Fiscal Year 1999 includes spending $3.405 billion.

         Fiscal Biennium 2000-2001. The Executive is recommending a base operating budget of $5.7 billion for fiscal year 2000 and $6.03 billion for fiscal year 2001. The majority of recommended expenditures for fiscal biennium are in education. A projected ending balance of $26.9 million and $4.7 million is expected for Fiscal Biennium 2000-01. By the end of Fiscal Year 2001, the Budget Stabilization Fund balance is estimated to reach $425 million, or 7.08% of revenues. The Medical Services Stabilization Fund, by the end of Fiscal Year 2001 is estimated to reach $100.8 million, and the Temporary Assistance Stabilization Fund $59.7 million.

         Significant Litigation. In response to the court's ruling in the Roosevelt v. Bishop in 1994, the Executive recommended $30 million for the first-year implementation of a capital assistance program for Arizona's schools. The program is designed to help school districts that lack bonding capacity due to low value or rapid growth. Income is provided for in a Capital Equity Fund which contains monies appropriated by the Legislature and $30 million annually from the Common School Land Fund (Permanent State School Fund). The Permanent State School Fund consists of revenues from the proceeds of the sale of natural resources or property from lands that have been granted by the United States to the State of Arizona for the support of common schools. In future years, the Capital Equity Fund may contain monies remitted by school districts for the repayment of loans. Funds are used to assist school districts with capital needs. For fiscal year 1999, the Governor recommends $40.5 million be appropriated from the Permanent State School Fund, which includes the $30 million appropriated to the Capital Equity Fund.

         Debt Administration and Limitation. The State is not permitted to issue general obligation debt. The particular source of payment and security for each of the Arizona Tax Exempt Obligations is detailed in the debt instruments themselves and in related offering materials. There can be no assurances with respect to whether the market value or marketability of any of the Arizona Tax Exempt Obligations issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, it should be noted that the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State, are subject to limitations imposed by Arizona's Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, the State legislature cannot appropriate revenues in excess of 7% of the total personal income of the State in any fiscal year. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

         Although most of the Arizona Tax Exempt Obligations are revenue obligations of local governments or authorities in the State, there can be no assurance that the fiscal and economic conditions referred to above will not affect the market value or marketability of the Arizona Tax Exempt Obligations or the ability of the respective obligors to pay principal of and interest on the Arizona Tax Exempt Obligations when due.

Factors Affecting California Funds
         General Economic Conditions. California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high-technology, trade, entertainment, tourism, construction and services.

         Since the recession in California in the early 1990's, California has made a significant recovery. Deep cuts in the nation's defense budget were the main reason that California's downturn was so severe. By 1996, nearly 60% of California's more than 385,000 aerospace jobs had been eliminated. In addition, California suffered more than two-thirds of all of the nation's job losses resulting from military base closures.

         As 1998 unfolded, the impact of Asia's recession on California began to emerge. High-technology manufacturing employment -- aerospace and electronics -- peaked in March 1998, and by November 1998, had lost almost 15,000 jobs, or nearly 3% of the industries' workforce. Total non-farm employment started 1998 with annual growth above 3%, but more recently, the year-to-year pace has slowed to around 2.7%.

         Overall, however, California's economy continued to expand in 1998. Non-farm employment growth averaged 3.2% and personal income was up more than

6%. The jobless rate was below 6% most of the year. Nonresidential construction activity remained strong, with building permit value up almost 18%. Homebuilding continued on a moderate recovery path, with permits for new houses reaching 126,000 units, a 13% increase over 1997. The construction industry led California's employment growth in 1998. From October 1997 to October 1998, construction jobs increased by more than 9%.

         Although weak export demand is likely to persist through at least 1999, there are other elements in the California economy that will help partially offset the Asia-related problems. Demand for computer services and software remains extremely strong, buoyed by the demand to fix Year 2000 problems, the continued explosive growth of the Internet, and by financial sector needs related to the new Euro currency. The strength in construction activity will continue to boost prospects for related manufacturing industries. Although California economic growth will slow from the pace of 1997 and 1998, gains in employment and income should continue to outpace the nation.

         California's population grew by 574,000 people in 1997 to total 32.96 million. This reflects a 1.8% increase of population for the year, compared to 1.0% growth posted in calendar year 1995. California's population is concentrated in metropolitan areas specifically located in the Los Angeles and San Diego counties.

         California enjoys a large and diverse labor force. For calendar year 1997, the total civilian labor force was 15,971,000 with 14,965,000 individuals employed and 1,006,000, or 6.3%, unemployed. In comparison, the unemployment rate for the United States during the same time was 4.9%.

         Budgetary Process. The State's fiscal year begins on July I and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

         Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

         Revenues and Expenditures. The moneys of the State are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

         Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account ("PMIA"). The investment of PMIA is restricted by law to the following categories: U.S. Government securities, securities of federally sponsored agencies, domestic corporate bonds, bank notes, interest-bearing time deposits in California banks and savings and loan associations, prime commercial paper, repurchase and reverse repurchase agreements, security loans, bankers' acceptances, negotiable certificates of deposit, and loans to various bond funds. The average daily investment balance for the year ended June 30, 1998, amounted to $29.3 billion, with an average effective yield of 5.7%. For the year ended June 30, 1997, the average daily investment was $28.3 billion and the average effective yield was 5.6%. Total earnings of the PMIA for fiscal year 1997-98 amounted to $1.7 billion.

         Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of December 31, 1998, the General Fund had outstanding internal loans from Special Funds of $1.1 billion (in addition, there are $1.7 billion of external loans represented by the 1998-99 Revenue Anticipation Notes, which mature on June 30,
1999). The revised projected 1997-98 fiscal year General Fund Reserve for Economic Uncertainties was $2,594.6 million.

         Proposition 13. The primary units of local government in California are the counties. Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 unincorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. A recent California Supreme Court decision has upheld the constitutionality of an initiative statute, previously held invalid by lower courts, which requires voter approval for "general" as well as "special" taxes at the local level. Counties, in particular, have had fewer options to raise revenues than many other local government entities, yet have been required to maintain many services.

         In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

         State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

         Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

         Orange County, CA. On December 6, 1994, Orange County, together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and Orange County. More than 200 other public entities, most of which, but not all, are located in Orange County, were also depositors in the Pools. Orange County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Pools, including Orange County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. Orange County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to Orange County from other local governments pursuant to special legislation enacted in October, 1995. The State has no existing obligation with respect to any outstanding obligations or securities of Orange County or any of the other participating entities.

         Litigation Generally. The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. In January of 1997, California experienced major flooding in six different areas with current estimates of property damage to be approximately $1.6 to $2 billion. One lawsuit has been filed by 500 homeowners and more lawsuits are expected. Exposure from all of the anticipated cases arising from these floods could total approximately $2 billion.

         The primary government is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit which challenges the validity of two sections of the California tax laws. The first relates to deduction from corporate taxes for dividends received for insurance companies to the extent the insurance companies have California activities. The second relates to corporate deduction of dividends to the extent the earnings of the dividend paying corporation have already been included in the measure of their California tax. If both sections of the California Tax law are invalidated, and all dividends become deductible, then the General fund can become liable for approximately $200-$250 million annually.

         Fiscal Year 1997-1998. General Fund revenues and transfers for fiscal year 1997-98 were $55.0 billion, a 5.8% increase from the prior year. Expenditures for the 1997-98 fiscal year were $53.1 billion, an 8% increase. As of June 30, 1998, the General Fund balance was $2.8 billion.

         Overall, General Fund revenues and transfers represent about 80% of total revenues. The remaining 20% are special funds, dedicated to specific programs. The three largest revenue sources (personal income, sales, and bank and corporation) account for about 75% of total revenues with personal income tax accounting for 50% of the total.

         1998-99FiscalYear. The balance in the General Fund at the end of fiscal year l999 is forecast at $1.1 billion. General Fund revenues are estimated to be $56.3 billion, a 2.4% net increase from 1997-98.

         K-12 education remains the state's top funding priority. Education, public safety, and health and welfare expenditures constitute nearly 93% of all state General Fund expenditures. The Budget fully funds the fourth and final year of the Governor's "Compact with Higher Education" and calls for the development of a new compact with UC and CSU. The Budget provides $50 million in General Fund and $200 million a proposed bond to capitalize the Infrastructure and Development Bank, while it will help business locate and expand in California. The Budget also proposes a $7 billion investment plan to maintain and building the State's school system, water supply, prisons, natural resources, and other important infrastructure.

         Debt Administration and Limitation. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State Constitution prohibits the creation of indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. The State had $19.3 billion aggregate principal amount of general obligation bonds outstanding, and $14.3 billion authorized and unissued, as of December 31, 1998. Outstanding lease revenue bonds totaled $6.7 billion as of December 31, 1998, and are estimated to total $6.6 billion as of June 30,1999.

         From July 1, 1997 to July 1, 1998, the State issued approximately $2.6 billion in non-self liquidating general obligation bonds and $1.0 billion in revenue bonds. Refunding bonds, which are used to refinance existing long-term debt, accounted for $ 1.0 billion of the general obligation bonds and $514 million of the revenue bonds.

         General Fund general obligation debt service expenditures for fiscal year 1997-98 were $1.865 billion, and are estimated at $1.926 billion for fiscal year 1998-99.

         The State's general obligation bonds have received ratings of "A1" by Moody's, "A+" by S&P and "AA+" by Fitch.

Factors Affecting Colorado Funds
         General Economic Conditions. Colorado's population as of calendar year 1998 is estimated at 3.971 million. This represents a 2.0% increase over the 1997 estimate of 3.892 million. A large part of Colorado's current growth is related to growth in the West and to decentralization trends that emanate from California.

         Colorado employment has slowed from 4.2% in 1997 to 3.6% in 1998. Construction reported the largest percentage gain in 1998 at 10.8%. Mining continued to be the weakest industry sector.

         Colorado's job growth is expected to increase 3.4% in 1999 and the economy in general will begin to slow. There are three main factors contributing to the economic slowdown: scarcity of labor and higher costs, the effects of weaknesses in international economies on the Colorado economy, and a slowdown in the construction industry.

         Unemployment increased to 3.8% in 1998 compared to 3.3% in 1997. In comparison, the national unemployment rate in 1997 was 4.9% and in 1998, 4.5%. In 1973, Colorado's unemployment rate was at 3.0%. In this business cycle, however, that 24-year low will not be breached. Unemployment rates will decrease slightly in 1999 and then creep upward until 2001.

         Total personal income in Colorado during 1998 reached $113.7 billion, an increase of 8.2%, and higher than the 7.6% increase reached in 1997. Preliminary estimates for Colorado personal income predict an annual growth rate of 7.2% for 1999 and 6.9% for 2000.

         Significant Litigation. On June 19, 1995, the Colorado Supreme Court affirmed the December 1993 Arapahoe County District Court decision in favor of the Littleton School District. The Bolt v. Littleton School District case was a class action lawsuit brought by three taxpayers residing in the District. Plaintiffs argued that Littleton School District's 1993 property tax millage rate increase violated Amendment 1. The Amendment states that all Districts must obtain voter approval in advance of any new tax, tax rate increase, or mill levy above that for the prior year, unless annual District revenue is less than annual payments on G.O. bonds, pensions, and final court judgments, with certain exceptions. The School District increased its 1993 mill levy to pay debt service on its Series 1985 G.O. bonds. In affirming the Trial Court's ruling in favor of the District, the Supreme Court reasoned that the increase in the District's bond redemption mill levy for 1993 did not violate the provisions of Amendment 1 because the District already received voter approval for the tax rate increase when the Bonds originally were authorized by voters at an election in 1984. The ruling has significance for the Colorado municipal bond market because it upholds the right of Municipalities to increase property tax mileage rates to pay debt service on G.O. bonds issued before Amendment 1.

         The Littleton ruling follows another important ruling by the Colorado Supreme Court in September, 1995 in the case of Bickel v. City and County of Boulder and Boulder Valley School District. In that case the court upheld the right of Municipalities to request and obtain voter approval to issue G.O. bonds after passage of Amendment 1. Together, the Boulder and Littleton cases settle two of the most controversial Amendment 1 issues and should lead to a more orderly primary and secondary market for Colorado municipal bonds.

         Budgetary Process. The financial operations of the legislative, judicial, and executive branches of the state's government, with the exception of custodial funds or federal moneys not requiring matching state funds, are controlled by annual appropriation made by the General Assembly. The Transportation Department's portion of the Highway Fund is appropriated to the State Transportation Commission. Within the legislative appropriation, the Commission may appropriate the specific projects and other operations of the Department. In addition, the Commission may appropriate available fund balance from their portion of the Highway Fund.

         The legislative appropriation is constitutionally limited to the unrestricted funds held at the beginning of the year plus revenues estimated to be received during the year as determined by the modified accrual basis of accounting. The Governor has line item veto authority over the Long Appropriations Bill, but the General Assembly may override each individual line item veto by a two-thirds majority vote in each house. For budgetary purposes, cash funds are all funds received by the state that are neither general purpose revenues, nor revenues received from the federal government. General and cash fund appropriations, with the exception of capital construction, lapse at year-end unless executive action is taken to roll-forward all or part of the remaining unspent budget authority. Appropriations that meet the strict criteria for roll-forward are reserved at year-end. Capital construction appropriations are generally available for three years after appropriations.

         Revenues and Expenditures. For the year-ended June 30, 1998, the unreserved general fund balance was $901 million, or about 18.5% of general fund expenditures, and after setting aside reserve monies, as required by statute, the ending fund balance was $724 million. Revenue growth was 15.4% in 1998, and is estimated at 6.8% in 1999, with sales tax collections growing 8.9% in fiscal 1998 and an estimated 10.4% in 1999. Individual income taxes grew 18.6% in fiscal 1998 and are projected to grow only 8.1 % in 1999.

         According to the Colorado Economic Perspective, June 20, 1999 (the "Economic Report"), General Fund revenues for the 1998 fiscal year totaled $5,348 million and program revenues (cash funds) totaled $2,087.2 million, resulting in total base revenues of $7,435.2 million. Expenditures for the 1997 fiscal year, therefore, could not exceed $6,508.6 million. The total base revenues were $563.2 million more than expenditures allowed under the spending limitation. This excess revenue of $563.2 million will be refunded to Colorado taxpayers during the 1999 tax filing season. The Economic Report estimates that the limit will be breached by $686.3 million in fiscal year 1998-99. Because of the significant anticipated surpluses, many permanent tax reductions were enacted. In total, taxes were permanently reduced by $237.8 million in fiscal year 2000-01.

         General fund revenues for fiscal year 1998-99 are estimated at $5,766.4 million with expenditures estimated at $5,850.3 million. After reserve set-asides, the state is estimated to have an ending fund balance of $457.6 million.

         The State Controller may allow certain over expenditures of the legal appropriation with the approval of the Governor. If the State Controller

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restricts the subsequent year appropriation, the agency is required to seek a supplemental appropriation from the General Assembly or reduce their subsequent year's expenditures. As provided by statute, there is unlimited authority for Medicaid over expenditures. The Department of Human Services is allowed $1 million in over-expenditures not related to Medicaid and unlimited over-expenditures for self-insurance of its workers' compensation plan. An additional $1 million over-expenditure is allowed for the Judicial Branch. State statute also allows over expenditures up to $1 million in total for the remainder of the executive branch.

         Debt Administration and Limitation. The Constitution prohibits Colorado from incurring G.O. debt, and most long-term financing takes the form of lease purchase obligations. The state relies on general fund appropriations for pay-as-you-go capital projects, with $233 million transferred to the capital construction fund in 1997 and $181.8 million estimated in 1998. Since 1988, the State's master lease purchase program primarily has been used to finance new correctional facilities. Lottery revenues are intended for repayment on these obligations, but deficiencies are appropriated from the general fund. In November 1992, Colorado voters approved an amendment that redirects lottery revenues to outdoor recreation. After 1998, alternate general fund resources will need to be allocated for future lease payments, but the annual lease payment obligation by then is only about $2.5 million. The State supports affordable housing through the Colorado Housing Finance Authority, whose G.O.s ultimately are secured by the State's moral obligation pledge.

         The Funds Management Act (the "Act") was enacted to allow the State to provide for temporary cash flow deficits caused by fluctuations in revenues and expenditures. Under the Act the State Treasurer is authorized to sell Tax and Revenue Anticipation Notes which are payable from the future anticipated pledged revenues. The law directs the State Auditor to review information relating to the Notes and report this information to the General Assembly. On July 1, 1997, the State Treasurer issued General Fund Tax Revenue Anticipation Notes (the "Notes') in the amount of $200 million. These Notes have a maturity date of June 1998, and are not subject to redemption prior to maturity. The amount due at maturity is $209,000,000 consisting of the Note principal of $200,000,000 and interest of $9,000,000. To ensure the payment of the Notes, the Treasurer has agreed to deposit pledged revenues into the Account so that the balance will be no less than the amount to be repaid. The Note agreement also provides remedies for holders of the Notes in the event of default.

         Since the State of Colorado does not have G.O. debt, it does not have S&P, Moody's or Fitch ratings.

Factors Affecting Florida Funds
         General Economic Conditions. Florida is the twenty-second (22nd) largest state with an area of 54,136 square miles and a water area of 4,424 square miles. The State is 447 miles long (St Mary's River to Key West) and 361 miles wide (Atlantic Ocean to Perdido River) and has tidal shoreline of almost 2,300 miles. Florida has grown dramatically since 1980 and from 1996-1997, ranked fourth among the fifty states with an estimated population of 14.63 million. By 1999, Florida's population is expected to average 15.18 million. The State's strong population growth is one fundamental reason why its economy has typically performed better than the nation as a whole. In the long term, national demographic trends will continue to slow net migration into Florida, resulting in slower job and income growth. Yet, Florida has been, and continues to be, the fastest growing of the eleven (11) largest states.

         While many of the Nation's senior citizens choose Florida as their place of retirement, the State is also recognized as attracting a significant number of working age people. Since 1987, the prime working age population (18-44) has grown at an average annual rate of more than 2.0%. Florida's economic assets, such as competitive wages and low per capita taxes, have attracted new businesses and consequently have created many new job opportunities. The share of Florida's total working age population (18-64) total population is approximately 60%.

         Over the years, Florida's personal income has grown and has generally outperformed both the U.S. as a whole and the southeast in particular. This is because Florida's population has been growing at a very strong pace, and since the early 1970's, the state's economy has diversified so as to provide a broader economic base. As a result, Florida's personal income has tracked closely with

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the national average and, historically, above that of the southeast. Florida's personal income growth is expected to exceed that for the United States in both FY 1997-98 and 1998-99. Real personal income will increase 4.9% in FY 1998-99, and 3.5% in 1999-00. Real per capita income is expected to grow 3.1% in FY 1998-99 and 1.8% in FY 1999-00.

         The state's economy is expected to grow at a moderate rate along with the nation, but is expected to outperform the nation as a whole. Total non-farm employment is expected to increase 3.4% in 1998-99 and 2.9% in 1999-00. The strongest areas in job growth in Florida in fiscal year 1999-00 and 1998-99 are expected to be in services and a combination of retail and wholesale trade. Services are forecast to lead the economy, growing 55% in fiscal year 1998-99, and 4.4% in 1999-00. Services are the single largest source of employment in Florida, making up about a third of the total in fiscal year 1997-98.

         Wholesale and retail trade is projected to increase 2.8% in fiscal year 1998-99, which parallels general economic growth. This sector is the second largest, with about 25% of all jobs in the state, and is anticipated to increase 2.8% in fiscal year 1999-00. Construction job growth has declined in recent years because of a slowing economy. Yet, single and multi-family housing starts accounted for about 9.2% of total U.S. housing starts in 1997.

         As the State's economic growth has slowed from its previous highs, the unemployment rate has tracked above the national average. More recently, Florida's unemployment rate has been below the national average. Florida's unemployment rate was 4.8% in 1997 and is estimated at 4.5% in 1998-99. The national unemployment rate was 4.9% in 1997.

         Tourism is one of Florida's most important industries. Approximately 47 million people visited the State in 1997. In terms of business activities and State tax revenues, tourists in Florida effectively represented additional residents, spending their dollars predominantly at eating and drinking establishments, hotels and motels, and amusements and recreation parks. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round, thus, to a degree, reducing its seasonality. Besides a sub-tropical climate and clean beaches that attract people in the winter months, the State has added, among other attractions, a variety of amusement and educational theme parks. This diversification has helped to reduce the seasonal and cyclical character of the industry and has effectively stabilized tourist related employment as a result. By the end of fiscal year 1999, 49.7 million domestic and international tourists are expected to have visited the State. In 1998-1999, tourist arrival should increase 2.0% and then 1.7% in 1999-00. The current Florida Economic Consensus Estimating Conference forecast shows that the Florida economy is expected to decelerate along with the nation, but will continue to outperform the U.S. as a whole as a result of relatively rapid population growth.

         Budgetary Process. The budgetary process is an integrated, continuous system of planning, evaluation and controls. Individual state agencies prepare and submit appropriation requests to the Office of Planning and Budgeting, Executive Office of the Governor, no later than September 1 of the year next preceding Legislative consideration. After an evaluation of the agencies' requests, the Office of Planning and Budgeting, Executive Office of the Governor, makes recommendations to the Governor that are within previously established policy guidelines of the Governor and revenue estimates. Florida Statutes provide that financial operations of the State covering all receipts and expenditures be maintained through the use of three funds - the General Revenue Fund, Trust Funds, and Working Capital Fund. The General Revenue Fund receives the majority of State tax revenues. Monies for all funds are expended pursuant to appropriations acts. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida Constitution adds a fourth fund, the Budget Stabilization Fund. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget be kept in balance from currently available revenues each State Fiscal year (July 1 -June 30). The Governor and Comptroller are responsible for insuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.

         Revenues and Expenditures. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the above described four fund types - General Revenue Fund, Trust Funds, Working Capital Fund, and Budget Stabilization Fund. In fiscal year 1998-1999, an estimated 39% of total direct revenues to these funds will be derived from State taxes and fees compared to 40% from the previous fiscal year. Federal funds and other special revenues account for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which are estimated to amount to 71%, 8%, 4%, and 3%, respectively, of total General Revenue funds available.

         State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. For fiscal year 1998-1999, the Governor recommended appropriations from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 53%, 24%, and 16%, respectively, of total General Revenue funds available.


         Estimated fiscal year 1998-99 General Revenue plus Working Capital and Budget Stabilization funds available to the State total $19.46 billion, a 5.1% increase from 1997-98. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to the State, $17.69 billion is Estimated Revenues. With effective General Revenues plus Working Capital Fund appropriations at $18.19 billion, including a $100.9 million transfer to the Budget Stabilization Fund, unencumbered reserves at the end of 1998-99 are estimated at $1.38 billion. Estimated fiscal year 1999-00 General Revenue plus Working Capital and Budget Stabilization funds available total $19.92 billion, a 2.4% increase over 1998-99. The $18.39 billion in Estimated Revenues represents an increase of 3.9% over the previous year's Estimated Revenues.


         The State Treasurer is responsible for investing the General Revenue Fund and trust fund monies. Authorized investments include certificates of deposits in Florida banks and savings and loan associations, direct obligations of the United States Treasury, commercial paper and banker's acceptances, medium-term corporate notes and co-mingled and mutual funds. Among other functions, the Treasurer also serves as administrator of the Florida Security for Public Deposit Program. This program encompasses all governmental entities in the State. Participating banks and savings and loan associations guarantee government deposits and pledge collateral at levels varying between 50% and 125%. Acceptable collateral includes obligations of the United States Government and its agencies, obligations of the State of Florida and its political subdivisions, and obligations of several states.

         Debt Administration. By law, the State of Florida is not authorized to issue obligations to fund governmental operations. State bonds, pledging the full faith and credit of the State of Florida may be issued only to finance or refinance the cost of State fixed capital outlay projects upon approval by a vote of the electors. Article III, Section 11(d) of the Florida Constitution provides that revenue bonds may be issued by the State of Florida or its agencies without a vote of the electors only to finance or refinance the cost of State fixed capital outlay projects which shall be payable solely from funds derived directly from sources other than State tax revenues.


         Florida maintains a bond rating from Moody's (Aa2), S&P (AA+) and Fitch
(AA) on all of its general obligation bonds. As of June 30, 1997, the state's net outstanding debt totaled $7.89 billion. Approximately 67% of Florida's debt is full faith and credit bonds while the remaining 33% is comprised of revenue bonds pledging a specific tax or revenue. Debt was issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.


         Financial Issues. The State of Florida and the tobacco industry settled a lawsuit on August 25, 1997, in which the state sought to recover the costs associated with tobacco usage by Floridians. The settlement provided for $750 million in payments to the state on or before September 15, 1997, then annual payments beginning September 15, 1998, that will accumulate to about $10.5 billion over 25 years. The estimated payment for FY 1998-99 is $220 million.

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Factors Affecting Idaho Fund
         General Economic Conditions. State Government in Idaho originates from the State Constitution adopted at the constitutional convention of August 6, 1889, and ratified by the people in November of the same year. Congress approved the Constitution and admitted Idaho to the Union on July 3, 1890. Idaho, located in the northwestern portion of the United States, is bordered by Washington, Oregon, Nevada, Utah, Wyoming, Montana and Canada. Idaho's land area consists of 83,557 square miles of varied terrain including prairies, rolling hills and mountains with altitudes ranging from 736 feet to 12,662 feet.


         With close of 1998, Idaho completed the twelfth consecutive year of economic expansion, yet at a much slower pace than previously. Overall non-farm employment increased 3.5% in 1998 but the mining and lumber-related industries lost jobs. Per capita personal income increased 3.4% during 1998. The rapid employment increases enjoyed by the state for the last ten years have already begun to slow and are anticipated to continue slowing. The unemployment rate dropped to 5.0% in 1998, its lowest level since 1978. Per capita personal income increased 3.4% during 1998. Idaho's population growth, which peaked at 3.0% in 1994, has tapered gradually to 1.6% during 1998, where it is expected to remain over the next few years.


         Exports. Exports of agricultural and manufactured goods play an ever increasingly important role in Idaho's economic performance. Japan, the United Kingdom, Canada, Singapore, and Taiwan are the state's biggest customers. It should be noted that the recent Asian currency crises could dampen the outlook for foot exports. Exports of American-style snack and fast foods, including frozen french fries and other potato products, to this region have expanded with rising incomes and the westernization of Asian diets. These products will become relatively more expensive due to the devaluation of several Asian currencies.

         Importance of Water. Although located in the arid West, Idaho has large water resources which have dominated its history and development and may prove equally important to its future. There are 26,000 miles of rivers and streams and more than 2,000 natural lakes. Three of Idaho's rivers--Clearwater, the Kootenai and the Salmon--are more than half as large as the Colorado. The Snake Plain Aquifer is one of the largest fractured basalt aquifers in the world. Equally important to quantity is the quality of Idaho's waters, which remains outstanding. The drop in elevation of rivers like the Snake allow valuable hydropower production, allowing the State some of the lowest electricity rates in the nation.


         Agriculture. Idaho has traditionally been an agriculture state, representing approximately 16% of the Gross State Product. Livestock, beef, dairy cattle, and sheep are important to the economy, while the major crops of Idaho's farmers include potatoes, wheat, barley, sugar beets, peas, lentils, seed crops and fruit. According to the 1997 Census of Agriculture, Idaho's annual agricultural products were valued at $3.3 billion. This 1997 figure shows a 10% decline from the previous year, and through 1999 low prices continue to plague the state's huge agricultural industry. Currently, prices for hay, barley and beans are down approximately 20% from 1998 values, while potatoes, wheat and milk are down only 4%-8%.

         Service Producing Sector. By the most important economic measures, the service producing sector is the heart of Idaho's economy; it accounts for 68% of Gross State Product and 78% of all nonagricultural jobs. Among the service-producing sectors, the weakest performer is expected to be the federal government which will have stable employment with some decreases due to downsizing of services and employees. The remaining components of the service-producing sectors, including the finance, insurance, real estate, transportation, communication and public utility industries, are expected to continue to have mixed experiences with employment, that is, growth partly offset by right-sizing. The net result is that these industries are expected to average around 1.5% per year employment growth through 2000.

         Goods Producing Sector. The goods producing sector, composed of manufacturing, mining, and construction, had two of the star performers in the state's ten years of economic expansion; electronics and construction. Both of these industries have begun to slow and had substantially slower growth rates in 1998; the goods producing sector will be a consistent rather than spectacular performer. Idaho's weakness in 1999 will come primarily from the goods-producing sector, with a 1.5% employment decline forecasted. Particularly weak sectors will include lumber and wood processing, construction and mining. Nevertheless, strong gains in electrical and high-tech manufacturing, services and education are projected to offset these losses.

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         Budgetary Process. In the fall of each year, all agencies of the State submit requests for appropriations to the Governor's Office, Division of Financial Management, so a budget may be prepared for the upcoming legislative session. The budget is generally prepared by agency, fund, program, and object. The budget presentation includes information on the past year, current year estimates, and requested appropriations for the next fiscal year.

         The Governor's proposed budget is presented to the legislature for review, change, and preparation of the annual appropriation acts for the various agencies. The legislature enacts annual appropriations for the majority of funds held in the state treasury. These budgets are adopted in accordance with State statutes. Both houses of the legislature must pass the appropriation acts by a simple majority vote. The appropriation acts become law upon the Governor's signature, or 10 days after the end of the session if not signed by the Governor.


         For funds that are annually appropriated, the State's central accounting and reporting system controls expenditures by appropriation line-item. At no time can expenditures exceed appropriations, and financially related legal compliance is assured. At fiscal year end, untended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or, (3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

         Revenues and Expenditures. Total revenues available for all government fund types during Fiscal Year 1998 totaled $3.39 billion, reflecting a 6.4% gain from the previous year. This increase was caused by continued growth in Idaho's core revenue sources, with sales tax receipts rising 6.4% and individual and corporate income taxes growing 8.4%, demonstrating the continued strength of the Idaho economy.

         The state General Fund accounted for $1.85 billion of these collections and was offset by $1.69 billion in General Fund spending. During Fiscal 1998 every category of appropriations increased over the previous year except transportation and natural resources, both of which had experienced a jump in spending during Fiscal 1997 due to a major flood in northern Idaho in 1996 requiring emergency appropriations from the State Budget Reserve Fund. Public safety/ corrections and general government spending showed the greatest gains during Fiscal 1998. The General Fund balance as of June 30, 1998 was $262.3 million, and overall governmental expenditures totaled $3.33 billion, up 3.6%.

         The total funding available to the General Fund during Fiscal Year 1999 is projected to reflect 6.8% net growth, including a Fiscal 1998 carryover of $14.2 million. The largest source of income is the individual income tax, representing 51% of all receipts. Sales tax receipts, the corporate income tax and product taxes (beer, wine, liquor and cigarette taxes) represent 36%, 6.9% and 1%, respectively, of General Fund revenues. With three months remaining in Fiscal 1999, the State Division of Financial Management reports that General Fund revenues are $14 million ahead of targeted goals.

         General Fund spending currently authorized for Fiscal 1999 is $1.561 billion. The estimated fund balance for the General Fund at the end of Fiscal 1999 is anticipated to be $2.28 million. Expenditures during Fiscal 1999 consist of $1.42 billion in base spending plus $136.2 million in salary increases, inflation adjustments and nonstandard adjustments, replacement capital outlays, annualizations, enhancements, personnel benefit roll-up costs and public school spending. Above-base increases in public school expenditures are the largest item of increase, with $44.81 million provided as a lump sum.

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         Debt Administration and Limitation. The State has no outstanding general obligation bond debt. By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available State funds or accounts. Internal tax anticipation notes were not issued in fiscal years 1988 through 1994. The State Treasurer has also issued "External" tax anticipation notes which were sold in the open market. All Notes issued by the State must mature not later than the end of the then current fiscal year. Each Note when duly issued and paid for will constitute a valid and binding obligation of the State of Idaho. The faith and credit of the State of Idaho are solemnly pledged for the payment of the Notes.

         Series 1997 Notes. The State issued $300 million in Tax Anticipation Notes ("TANs") on July 1, 1997, which matured on June 30, 1998. The 1997 Notes were issued in anticipation of the income and revenues and taxes to be received by the General Fund during the fourth quarter of fiscal 1998. As required by law, all income and revenues from the taxes collected during the fourth quarter of the 1998 fiscal year were deposited into the Note Payment Account as received until the monies therein together with investment earnings shall be sufficient to pay principal and interest on the Notes at maturity.

Factors Affecting Iowa Fund
         General Economic Conditions
         In 1998, once again Iowa had one of the lowest average annual unemployment rates in the nation. The percentage of growth in Iowa's employed workforce began in 1992 when the State's economy was more resilient to the 1990-92 recession than was the rest of the nation. Beginning in mid-1992, Iowa's unemployment rate has consistently remained about two percentage points below the national average - even as the national average has been falling during this time. By the end of 1998, Iowa's seasonally adjusted unemployment rate was in the 2.5% to 2.6% range. The U.S. unemployment rate has been in the 4.4%-4.7% range. All of Iowa's counties and cities had unemployment rates below the U.S. average.

         Iowa's resident employment grew by 1% from October 1997 to October 1998. This more moderate growth rate is a consequence of having a labor supply that is more fully utilized.

         As of October, the number of non-farm payroll jobs was up about 33,000 from year-earlier numbers. However, the Iowa Economic Forecasting Council's November outlook is that only 11,000 more jobs will be added over the next two years.

         During the late-1980's and early 1990's Iowa became a major exporting state. Despite its inland location, Iowa has been a major supplier to the world's markets for industrial machinery, instruments and measurement devices, electronics, specialized transportation equipment, chemicals and pharmaceuticals, processed food products, farm commodities and livestock. In 1997, the export of factory goods accounted for $5.2 billion, or about 50% of the $9.4 billion total exports from Iowa. Iowa factory exports increased 13% in 1997 but the pace appears to have slowed in 1998.

         Iowa has been successful in reducing its reliance on both property and income taxes. Effective January 1, 1998, Iowa reduced personal income taxes by 10% across-the-board. In 1997, legislation was passed exempting from inheritance tax property passed onto lineal descendants.

         Budgetary Process. The current statewide accounting system was implemented in 1983 and has been periodically upgraded and modified. As part of that implementation, and on an ongoing basis, emphasis has been placed on the adequacy of internal and budgetary controls. Internal controls are in place to provide reasonable, but not absolute, assurance that assets are safeguarded against unauthorized use or disposition, and that financial records from all appropriate sources are reliable for preparing financial statements and maintaining accountability. All claims presented for payment must be certified by the appropriate department that the expenditure is for a purpose intended by law and a sufficient unexpended appropriation balance is available. The automated statewide accounting system also performs various edits to assure appropriation authorizations are not exceeded. For programs supported totally or in part with federal or other funds, expenditures cannot exceed the sum of appropriations and additional dedicated revenue that is received. If dedicated revenue is not received as expected, expenditures must be reduced in a like manner.

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         Revenues and Expenditures. Most State operations are accounted for through the following Governmental fund types: General, Special Revenue, and Capital Projects. Total General Fund receipts for fiscal year 1998 were $4,844.5 million, a 4.2% increase from the prior year. Of this amount, $4,478.4 million came from special taxes, with 5l% from personal income tax and 28.5% from sales tax. Total net refunds of taxes paid for fiscal year l998 were $455.l million. Total revenues available in the General Fund in l998 were $6,542.6 million. The State's two reserve funds, the Cash Reserve Fund and the Economic Emergency Fund, are both filled to their Statutory maximum level, which is a total of 10% of the State's annual general fund revenues.

         Total General Fund appropriations for fiscal year 1998 were $6,128.0 million. Approximately 43.5% or $2.66 billion was for education, and 37% or $2.26 billion was for human services.

         Total State revenues are expected to grow 4.3% for fiscal year 1999. In fiscal year 2000, it is projected that general fund receipts will total $5.1 billion.

         Debt Administration and Limitation. The Constitution of the State of Iowa prohibits the State from exceeding a maximum of $250 thousand in general obligation debt without voter approval. However, State law authorizes the issuance of Tax and Revenue Anticipation Notes (TRANS), provided that the total issuance does not exceed anticipated revenue receipts for the fiscal year and that the total issuance matures during the fiscal year.

         Revenue bonds issued by various authorities of the State totaled $1,231.5 million outstanding at fiscal yearend. This amount consisted of $3.6 million of internal service revenue bonds, $549.3 million of component unit proprietary funds revenue bonds (housing and higher education), $489.3 million in revenue bonds issued by the three State universities (for facilities), and $97.6 million and $91.7 million in various bonds issued by the Iowa Finance Authority for the Underground Storage Tank Program and the Department of Corrections, respectively. Such bonds are backed by the revenues of the issuing project or authority.

         Certificates of Participation (COPS), issued by the State and outstanding at fiscal year-end, amounted to $103.4 million. COPS represent an ownership interest of the certificate holder in a lease purchase agreement. Other financing arrangements payable, excluding COPS, totaled $5.5 million at June 30, 1998.

         State agencies, including the universities, have also entered into capital leases and installment purchase agreements for various purposes. Total long-term capital leases and installment purchases outstanding on June 30, 1998, was $32.9 million.

         The Pooled Money Investment Fund had an average daily investment balance of $1,481,684 in fiscal year 1998 with a 6.05% annual rate of return.

         Since the State of Iowa does not have G.O. debt, it does not have S&P, Moody's or Fitch ratings.

Factors Affecting Kansas Fund
         General Economic Conditions. Kansas is the 14th largest state in terms of size with an area in excess of 82,000 square miles. It is rectangular in shape and is 411 miles long from east to west and 208 miles wide. The geographic center of the 48 contiguous states lies within its borders. Kansas became the 34th state in 1861 and Topeka was chosen to be the capitol later that year. The population of the State of Kansas has grown to 2.6 million in 1998. This represents a percentage increase of 1.1% from 1997.

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         With more than 90% of Kansas' land area dedicated to crop and livestock production, agriculture is one of the most important sectors of the state economy. Kansas leads the nation in wheat and sorghum production, generates about 20% of the nation's cattle for slaughter, and is a major producer of sunflowers, hay and soybeans. During 1997, however, crop prices were down from previous years, agricultural production was valued at only $2.7 billion
(dropping from $3.1 billion in both 1996 and 1995), and farm employment fell 11.7%. Despite these setbacks, total farm earnings grew by 0.6% in 1997, and farmers set new records for wheat, corn and soybeans. During 1998, agricultural employment estimates show a 12.0% decline, and personal income from farming is projected to have fallen 15%. In 1999, the farm economy is expected to remain soft, but production should continue to increase slowly and farm income is expected to turn around and post 2.0% growth.

         Other key components of the Kansas economy are manufacturing, telecommunications and health services. No single industry experienced large employment gains during 1998, but all sectors did exhibit stable, modest growth. The greatest percentage gains occurred in Kansas' aircraft industry (including Boeing, Raytheon, Cessna and Learjet), which increased by 5.6%, despite summer layoffs at Boeing's Wichita plant (manufacturing in general grew 2.7%). Services and trade, the two largest areas of employment in Kansas, experienced 4.0% and 3.2% growth during 1998, enabling the state to create over 53,000 new jobs. During 1999, non-farm employment is expected to increase by only 2.0%, about half of the 1998 increase.

         Kansas lead the Great Plains region in per capita personal income growth during 1998 with a 5.3% gain. Bolstered by the strength of the construction and durable goods manufacturing industries, per capita personal income rose to $24,014 or 95% of the national average ($25,298). Although its 5.3% growth rate outpaced the 4.7% national growth rate during 1998, the state's per capita personal income gain is expected to be somewhat lower at 4.1 % during 1999.

         During 1998, the Kansas average unemployment rate decreased from 3.8% to 3.6%. This compares favorably with a national unemployment rate of 4.5% in 1998.

         Budgetary Process. The Governor is statutorily mandated to present spending recommendations to the Legislature. "The Governor's Budget Report" reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses "The Governor's Budget Report" as a guide as it appropriates the money necessary for state agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

         Revenues and Expenditures. The State General Fund is the largest of the "uncommitted' revenue sources available to the state. It is also the fund to which most general tax receipts are credited. The Legislature may spend State General Fund dollars for any purpose. All revenues coming into the state treasury not specifically authorized by statute or the constitution to be placed in a separate fund are deposited in the State General Fund.

         Fiscal Year 1998. Fiscal year 1998 began with a balance in the General Fund of $527.8 million. Actual revenue for fiscal year 1998 was $4.02 billion, an increase of 9.2% from the prior fiscal year. Total expenditures were $3.8 billion. The ending balance in the General Fund at the end of fiscal year 1998 was $756.3 million. This balance represents 19.2% of expenditures and demand transfers, more than double the targeted amount.

         Fiscal Year 1999. The Fiscal Year 1999 budget anticipates net General Fund receipts of $4.1 billion, a 1.4% increase over FY 1998. This amount reflects a slight decrease in income taxes and a slight increase in excise taxes. FY 1999 General Fund expenditures are expected to rise by 11.1% to $4.2 billion. Despite the large increase in expenses, the General Fund ending balance for Fiscal Year 1999 is expected to equal 14.5% of expenditures and demand transfers or $611.8 million. This large surplus estimate anticipates receipt of the first installment of proceeds from the tobacco companies lawsuit settlement.

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         Fiscal Year 2000. The Governor's revised Fiscal Year 2000 budget projects moderate increases in revenues and expenditures. General Fund receipts from income tax are estimated at $1.9 billion, while excise taxes are expected to bring in $1.8 billion. Total receipts in the General Fund are projected to be $4.2 billion, up 3.7%. In conjunction with $15.1 million in planned tax reductions and another payment from the expected tobacco settlement, $4.8 billion in total revenues are expected to be available during FY 2000. Recommended expenditures total $4.4 billion (up 4.6%), leaving the state a projected $423.1 million (9.6%) surplus at the end of the fiscal year.

         Debt Administration and Limitation. The State of Kansas finances a portion of its capital expenditures with various debt instruments. Of capital expenditures that are debt-financed, revenue bonds and loans from the Pooled Money Investment Board finance most capital improvements for buildings, and "master lease" and "third-party" financing pay for most capital equipment. The Kansas Constitution makes provision for the issuance of general obligation bonds subject to certain restrictions; however, no bonds have been issued under this provision for many years. No other provision of the Constitution or state statute limits the amount of debt that can be issued. As of June 30, 1997, the state had authorized but unissued debt of $155,015,000. During 1998, Kansas had the lowest per capita debt among the 50 states.

         Although the state has no General Obligation debt rating, it seeks an underlying rating on specific issues of at least "AA" from S&P and "Al" from Moody's. In October l997, S&P assigned an issuer credit rating of AA+ to Kansas. S&P credit rating reflects the state's credit quality in the absence of general obligation debt. The underlying ratings for the most recently issued revenue bonds were Al and AA- from Moody's and Fitch, respectively. The ratings for the most recently issued fixed rate bonds issued by the Kansas Department of Transportation were "Aa" and "AA" from Moody's and S&P, respectively.

         The Kansas Department of Transportation issues debt to finance highway projects. Other State of Kansas debt is issued by the Kansas Development Finance Authority (KDFA), an independent instrumentality of the state which was created in 1987 for this purpose. Proceeds from debt financing by KDFA for capital improvements are used for prison construction, acquisition and renovation of office space, energy conservation improvements, university facility construction and renovation, and projects for local governments.

         In fiscal year 1998, KDFA issued $5.6 million in bonds to finance the replacement of site utilities at the El Dorado Correctional Facility Site Utilities Project. The original installation of heat insulation around the steamlines has failed, allowing heat to escape and damage other utilities. The Office of the Attorney General has filed litigation against the contractor, manufacturer, and project architect to recover the costs of the replacement. All cost recoveries will be used to finance the debt service payments. The first payment begins in fiscal year 1999, and the Governor recommends $78,000 from the State General Fund for this purpose.

Factors Affecting Minnesota Funds
         General Economic Conditions. Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole.

         Minnesota's economy continued to outperform national averages during 1998. Overall payroll employment increased 2.9% in 1998, up from 1997's 1.6% growth, to total over 2.6 million jobs. High technology industries, including printing and publishing, health and medical devices, and computer components and software are flourishing. Manufacturing, transportation, trade and services experienced moderate growth, in the 2% to 3.5% range, as Minnesota's manufactured exports increased rapidly. During 1997 the state's top three export industries - industrial machinery, scientific instrument and electronic equipment - accounted for about 60% ($5.8 billion) of Minnesota's total manufactured exports. The fastest growing sectors in terms of employment, however, were construction with 8.6% growth and the finance, insurance and real estate (FIRE) sector, which enjoyed employment gains of 6.0% during 1998. During the 1990s, Minnesota's FIRE sector has grown approximately six times faster than the national average.

         Agriculture is another important factor of the Minnesota economy. During 1997, the state exported over $2.6 billion worth of agricultural products. Among the state's most important products are sugar beets, soybeans, corn, wheat, oats, peas, turkeys and cheese. During 1998, reduced Asian demand and good harvests sent farm prices below the break-even point for many crop and livestock farmers, causing farm income for Minnesota grain producers to hit the lowest levels since the mid-1980s. The state's farmers are expected to face another difficult year in 1999. Problems in Brazil will allow Minnesota to take a larger share of the world soybean market, but soybean prices are likely to remain at or near their 20-year lows. Livestock and poultry farmers will benefit from lower grain prices, but current market prices for hogs and turkeys will continue to be depressed.

         The annual unemployment rate in Minnesota has been below the national rate every year since 1985. During 1998, the state's average unemployment rate dropped to 2.5% from 3.3% a year earlier, resting two full percentage points below the U.S. rate. Nationally, the average unemployment rate during 1998 was 4.5%. In conjunction with its low unemployment rate, Minnesota boasts the highest labor participation rate (75%) in the nation. Accordingly, investors should note that future economic growth may be hampered by shortages in skilled workers.

         Minnesota's per capita income growth has also outpaced the nation's during the 1990s. While population has been stable in 1998 with less than 1% growth (4.7 million), personal income has risen rapidly. The state averaged 4.1% gains in per capita personal income during 1998, following 6.3% growth in 1997. Minnesota's per capita personal income level is now $26,295, almost 104% of the U.S. rate ($25,298).

         Personal income in Minnesota is forecast to grow by 4.7% during 1999, slightly above the average rate forecast for the nation. Wage and salary income growth, however, is projected to lag the national average rate as states outside the Midwest also begin to feel labor market pressures and part-time workers elsewhere increase their hours to, or beyond, the levels they desire. Forecasts for 1999 show Minnesota experiencing continued growth, particularly in high-tech industries and business services. Despite a projected national slump in manufacturing, the state's manufacturing sector is expected to rise much as it has in the past when national manufacturing employment shrinks. Overall non-farm employment is projected to rise 2.1 % during 1999.

         Revenues and Expenditures. Minnesota operates on a two-year budget cycle (a biennium). The 1998-99 biennium began on July 1, 1997. Net general fund revenues for the current biennium are expected to total $22.5 billion, 1.3% more than the amount forecast shortly after the mid-point of the biennium. Of this amount, $10.7 billion in receipts were collected during Fiscal Year 1998. The individual income tax represents the largest portion of these collections (44%), while the state sales tax generates another 30%.

         During Fiscal Year 1999, income tax revenues are expected to grow 8.2% and sales tax revenues are projected to increase by 5.0%, bringing total projected revenues to $11.9 billion. The larger than expected increase in income tax revenues are due to strong wage gains, as well as rapidly increasing capital gains payments. The $22.5 billion in estimated revenues for the FY 1998-99 biennium represents 14.9% growth over the previous biennium's revenues.

         The February 1999 expenditure forecast for the FY 1998-99 biennium totals $21.7 billion. Minor decreases in K-12 education, health care, family support and other major local assistance estimates, combined with slightly higher costs for property tax aid and state agency spending, account for the increases in spending over originally budgeted amounts. The largest area for appropriations continues to be education, representing 31.9% of overall spending (or 43% when post-secondary education is included). Another 14.4% is spent on health care, while 11.9% is used for property tax credits.

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         The ending balance for FY 1998-99 is projected to be $91.0 million. As of the end of FY 1998, Minnesota had nearly $1 billion in general fund reserves, including a $350 million Cash Flow Account and a Budget Reserve Fund of $613 million. Minnesota's Budget Reserve is the 6th largest in the nation, while the reserve as a percentage of expenditures ranks 10th largest. At the end of the current biennium, the Budget Reserve Fund is projected to reach $963 million or 5.4% of appropriations.

         On May 8, 1998, Minnesota settled its lawsuit with the tobacco industry, resulting in estimated revenues to the state of $6.1 billion over the next 25 years. A small portion ($202 million) of the settlement has been set aside by the courts for specific purposes, but the balance is to be deposited into the state's general fund as non-dedicated revenues. The payments have the following components: (1) Annual payments to the state's general reserve fund start with a $114.8 million deposit in FY 2000. This amount increases annually, will reach $204 million during FY 2004, and will continue in perpetuity; and (2) One-time settlement payments begin in FY 1999 and will end in FY 2003. Those payments, totaling $1.3 billion, will be $461 million during FY 1999, $242 million during FY 2001-03, and $121 million in FY 2003.

         Total current resources for the FY 2000-01 biennium are forecast to reach $25.4 billion, 11.1% higher than the current biennium. Of this amount, the income tax is expected to generate $5.8 million (up 13 %) and $6.1 million (up 5.7%) during FY 2000 and FY 2001, respectively. The unusually high growth rate in the income tax during the first part of the biennium is attributable to the impact of the property tax rebate program on net income tax receipts during the FY 1998-99 biennium. Those rebates have reduced that biennium's income tax by a total of $886 million. Without the rebates, the total increase in FY 2000-01 receipts would be only 10.9%. Total expenditures for the biennium are projected at $22.5 million, a 4.1% increase over the FY 1998-99 biennium.

         Recent Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Municipal Tax Exempt Obligations that are held by a Fund. See "Dividends, Distributions and Taxes; Minnesota State Taxation" in the Prospectus.

         The state issued $531 million of new general obligation bonds in fiscal year 1998, and $184.8 million of general obligation bonds were redeemed, leaving an outstanding balance of $2.51 billion.


         The most recent ratings applicable to General Obligation bonds issued by the State of Minnesota are as follows: "Aaa" by Moody's, "AAA" by S&P and "AAA" by Fitch.

Factors Affecting Missouri Fund
         General Economic Conditions. Missouri was organized as a territory in 1812 and was admitted to the Union as the 24th state on August 10, 1821. The State ranks 19th in size with a total area of approximately 69,697 square miles. Missouri is a central mid-western state located near the geographic center of the United States. Bordered by Iowa on the north, Arkansas on the south, Illinois, Kentucky and Tennessee across the Mississippi River on the east, and Nebraska, Kansas and Oklahoma on the west, Missouri is one of only two states which shares it boundaries with as many as eight states.


         As a major manufacturing, financial, and agricultural state, Missouri's economic health is tied closely to that of the nation. The economic outlook is for continued improvement in fiscal year 1999. Missouri's per capita personal income rose at a 3.4% rate during 1998. The Missouri economy has produced exceptional job growth over the past five years. Missouri's employment stood at
2.74 million in 1998, down 1.1% from the previous year. By March 1999, however, employment had grown enough to surpass the 1996 peak of 2.78 million. The state unemployment rate was 4.2% in both 1997 and 1998 which compares favorably to the national unemployment rate of 4.9% and 4.5% for those years.


         Budgetary Process. Annually, all State agencies submit budget requests for the following appropriation year to the Division of Budget and Planning of the Office of Administration. The Division Budget and Planning prepares the Executive Budget and an estimate of general revenues. The Executive Budget contains the budget amount which is recommended and submitted to the General Assembly by the Governor within thirty days after the General Assembly convenes in each regular session.

         The General Assembly appropriates money after consideration of both the Executive Budget and the revenue estimate. The legislative appropriations are subject to the Governor's approval or veto, except for the funding of public debt and public education which the Governor is prohibited by the Constitution of Missouri from vetoing. The Governor may control the rate at which an appropriation is expended by allotment or other means and may limit the expenditures for any State agencies below their appropriations, whenever actual revenues are less than the revenue estimated upon which the appropriations were based. The Governor has line-item veto power, except for appropriations for public debt and public education.


         Revenues and Expenditures. Balancing Missouri's budget in fiscal year 1998 was achieved through sound financial management. The growing economy produced general revenues that were better than projected. The Governor and General Assembly adopted a conservative State budget meeting mandated expenditure increases and providing limited funding for new and expanded program. In future years, Missouri will focus on controlling the growth of mandatory programs though welfare reform, managed care, and cost-effective alternatives. Major funding priorities include education, corrections, economic development, mental health, children's services, and repairs and upgrades to existing state facilities.

         The State of Missouri completed fiscal year 1998 in sound financial condition due to strong revenue collections and efficient management of State programs. Net general revenue collections increased slightly over fiscal year 1997 due to a strong national and state economy. Expenditures were lower than anticipated in fiscal year 1998 as prudent state agency managers did not use all available spending authority. General revenue collections in fiscal year 1998 were $6.88 billion, 5.6% above fiscal year 1997 collections. General Revenue expenditures in fiscal year 1998 for the operating budget were $6.31 billion. The fiscal year 1999 budget is conservatively based upon general revenue collections of $6.67 billion.

         Final calculations made pursuant to Article X of the Missouri Constitution show that total state revenues for Fiscal Year 1998 exceeded the total state revenue limit by $548 million. Therefore, in accordance with Article X, the entire amount of excess revenues will be refunded to Missouri income taxpayers in calendar year 1999. The State ended fiscal year 1998 with an ending balance (surplus) of $197.5 million for the General Revenue Fund.

         Proposed tax cuts which may be enacted during Fiscal 1999 include an increase in the personal exemption on the individual income tax (the first since
1946), a new deduction on health insurance premiums for the self-employed, and a reduction in the corporate income tax for small businesses. If passed, these proposals would have $191 million impact on revenues for the first year after enactment.

         As of April 30, 1999, year-to-date Fiscal 1999 revenues have reached $5.53 billion, showing a 3.1 % gain over Fiscal 1998 collections through that date. Appropriations during this period total $6.23 billion, 12.2% higher than the previous year's spending to date.

         Federal court-ordered payments for the St. Louis and Kansas City desegregation plans were $279.8 million in fiscal year 1998 which is about 4% of the State's general revenue budget. The estimate for fiscal year 1999 is $250.6 million including a final settlement payment for Kansas City. Desegregation expenditures, court orders, and other developments are continually monitored to provide the best possible anticipation and forecast of future costs.


         Debt Administration and Limitation. Pursuant to the Missouri State Constitution, the General Assembly may issue general obligation bonds solely for the purpose of (1) refunding outstanding bonds; or, (2) upon the recommendation of the Governor, for a temporary liability by reason of unforeseen emergency or of deficiency in revenue in an amount not to exceed $1 million for any one year and to be paid in not more than five years or as otherwise specifically provided. When the liability exceeds $1 million, the General Assembly, or the people by initiative, may submit the proposition to incur indebtedness to the voters of the State, and the bonds may be issued if approved by a majority of those voting. Before any bonds so authorized are issued, the General Assembly shall make adequate provisions for the payment of the principal and interest and shall provide for an annual tax on all taxable property in an amount sufficient for that purpose.

         Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the State is limited to the amount approved by popular vote plus the amount of $1 million. Total general obligation bonds issued as of June 30, 1998, was $1.23 billion of which $1.06 billion was outstanding. As of June 30, 1998, total revenue bonds issued was $148.5 million with $108.3 million outstanding. Total state indebtedness as of June 30, 1998, was $1.71 billion with $1.37 billion outstanding.

         As of January 1, 1998, $194,465,000 principal remains outstanding of the $200,000,000 issued fourth state building bonds (approved in August 1994); and $128,590,000 principal remains outstanding of the $439,494,240 issued water pollution control bonds (both amounts excluding refunding issuances). With the final $75 million issuance on December 1, 1987, all $600 million in third state building bonds authorized by Missouri voters in 1982 were issued. With the final issuance in fiscal year 1998, Missouri will have issued all $250 million in fourth state building bonds authorized by Missouri voters.

         In fiscal year 1997, Missouri invested a total of $276.5 million in its capital assets with appropriations for maintenance and construction projects throughout the State. Appropriations for fiscal year 1998 are estimated at $237.6 million. Capital improvements of $192.5 million are recommended for fiscal years 1998-99 biennial budget. Of this amount, $20.8 million is for vital maintenance and repairs to state-owned facilities to initiate the voter-approved maintenance funding mechanism. Also included is $171.8 million for planning, major renovation, new construction, land acquisition, and other improvements. Amounts are designated to prison construction, projects at elementary and secondary education institutions, and facilities for veterans.

         The State's general obligation bond issues received triple "A" ratings from Moody's, S&P, and Fitch.

Factors Affecting Montana Fund

         General Economic Conditions. Montana's growth rate in the 1990s has steadily converged on its predicted long-term sustainable rate of 2% per year. This growth is expected to continue for the next 10 years.

         Agriculture continues to be Montana's largest basic industry. It accounts for over 30% of the state's employment, labor income and gross sales. Approximately 60 million of the state's 93 million acres are used for farming and ranching. Montana agriculture generates about $2 billion in cash receipts. Total revenues have remained constant for approximately 40 years, but the mix of revenues has changed. Livestock prices rebounded dramatically in 1997 which may reflect a bottoming of the current cattle cycle. If so, Montana should see continued strength in cattle prices over the next few years. Wheat prices have been above average for the last few years due, in part, to relatively low prices elsewhere in the U.S. and around the world.

         Much of Montana's manufacturing industry is tied to the state's natural resources. The state's manufacturing sector produces more than $5 billion in output annually and employs 30,000 workers earning $870 million in annual labor income in 1997. The largest component, wood, paper and furniture products manufacturing, is based primarily on Montana's timber resource and contributes approximately 40% of the state's manufacturing labor income and 37% of employment. In late 1997, due to Asian activity, three small to medium sawmills announced closures due to reduced timber availability and large swings in lumber prices. Overall, with growing global demand, the long-term outlook for Montana's wood and paper products industry is positive. The overall outlook for manufacturing is stability. A major addition in 1998, the Advanced Silicon plant in Silverbow County, will employ several hundred workers by the end of 1999.

         Personal income increased by 4.2% in 1997 which is nearly twice the inflation rate of 2.3%. Montana's non-farm wage and salary jobs increased by 8,000 in 1998. The job market is expected to increase at a rate of 9,400 jobs per year until 2OO6. Most job growth is projected to be in the services-producing segment of the economy.

         Although Montana's population continues to increase, the annual growth rate has begun a projected slow down. The 1997 population, estimated to be 879,000, reflects an increase of 80,000 or 10.01% since 1990.

         Budgetary Process. Montana prepares two annual budgets biennially in the odd-numbered years when the legislature meets. The constitution requires that legislative appropriations not exceed available revenues. The legislature only utilizes revenue estimates in the budgetary process to establish appropriation levels. Expenditures may not legally exceed budgeted appropriations. In addition, the State Constitution prohibits borrowing to cover deficits incurred because appropriations exceed anticipated revenues. State law requires an appropriation for disbursements from the General, Special Revenue and Capital Projects Funds, except for those State Special Revenue Funds which receive donations. Budgets may be established in other funds for administrative purposes.

         Appropriations may not be increased by amendment in the General Fund. However, a department, institution or agency of the executive branch desiring authorization to make expenditures from the General Fund during the first fiscal year of the biennium from appropriations for the second fiscal year of the biennium may apply for authorization from the Government through the budget director. In the second year of the biennium, during the legislative session, the legislature may authorize supplemental appropriations. During the 1997 legislative session, the legislature appropriated $14.2 million general fund and $.93 million in special revenue supplemental appropriations for fiscal year 1997.

         Revenues and Expenditures. Revenue sources for general governmental functions, which include the General, Special Revenue, Debt Service, and Capital Projects Funds, increased 7.5% from fiscal year 1997 to fiscal year 1998. Total revenues were $2.34 billion. Total expenditures for all general governmental functions increased 7.6% from fiscal year 1997 to 1998. Total expenditures were $2.36 billion.

         Total General Fund revenues for fiscal year 1998 were estimated at $1.047 billion. Approximately $387 million of this amount was from the individual income tax. General appropriations for fiscal year 1998 were estimated at $979.7 million. The unreserved, undesignated fund balance of the General Fund increased from $30.315 million at June 30, 1997, to $44.309 million at June 30, 1998. This represents an increase of 46.16%. The Executive Budget projects an estimated ending fiscal year 1999 general fund balance of approximately $38.6 million. During the 2001 biennium the projected ending balance in the General Fund could be over $62 million due to revenues from the tobacco settlement.

         The Governor's Budget Office estimates that current law revenues will increase from $1,959.3 million in the 1997 biennium to $2,132.7 million for the 199 biennium, or by $173.4 million. Much of the estimated increase is due to increased revenues from the 101 mills state property tax levy and the property reappraisal.

         Debt Administration. State debt may be authorized either by a two-thirds vote of the members of each house of the legislature or by a favorable vote of a majority of the State's electors voting. There is no constitutional limit on the amount of debt that may be incurred by the State. The Montana Constitution does, however, prohibit the incurring of debt to cover deficits caused by appropriations exceeding anticipated revenue. General obligation debt increased from $96.62 million at June 30, 1997, to $187.005 million at June 30, 1998. Total Special Revenue debt as of June 30, 1997 was $166.83 million.

         Montana receives general obligation bond ratings of Aa3 from Moody's Investors Service and AA- from Standard & Poor's Corporation.

Factors Affecting New Mexico Fund

         General Economic Conditions. The State of New Mexico, admitted as the forty-seventh state on January 6, 1912, is the fifth largest state, containing approximately 121,593 square miles. The State's climate is characterized by sunshine and warm, bright skies in both winter and summer. New Mexico has a semiarid subtropical climate with light precipitation. At the time of the official 1990 United States Census, the State's population was 1,515,069. As of July 1, 1997, the population had increased to 1,729,75 1, or 13.8% since 1990.

         Major industries in the State are energy resources, tourism, services, construction, trade, agriculture agribusiness, government, manufacturing, and mining. In 1995, the value of energy resources production (crude petroleum, natural gas, uranium, and coal) was approximately $4.9 billion with an increase showing for 1996. From 1995-96, the value of construction contracts increased

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4.9% to $2.2 billion. Natural gas prices have declined to $1.75 per mcf as of
February 1999 as significant new sources of supply are bought on line in Canada and the deep water Gulf of Mexico. Gas sale prices have averaged $1.90 per mcf for fiscal year 1999 as of February 1999. Crude oil prices declined in fiscal year 1999 (as of February 1999) to an average of $11.36 per barrel compared to $21.04 in fiscal year 1997. Oil prices are expected to continue downward. Major federally funded scientific research facilities at Los Alamos, Albuquerque and White Sands are also a notable part of the State's economy.

         New Mexico's economic growth has slowed. Nonagricultural employment growth was only 1.3% from February 1998 to February 1999, a loss of 0.1% from the 1.8% growth in 1997, and 0.9% below the national average. This is a significant slowdown following growth rates of 3.8% in 1995, 5.0% in 1994 and
4.1 % in 1993. Causes for the slowdown can be traced to developments in several sectors of the economy, including the Asian "flu." After an increase of 6.0% in 1995, construction employment declined 3.2% in 1996 and 1.2% in 1997, but rebounded slightly with an increase of 2.2% for the period of February 1998 to February 1999. This increase in construction employment, though positive, is well below the 5.8% growth for the -nation and the 11.4% increase seen by neighboring state Arizona. The finance, insurance and real estate sector lost 0.3% of its jobs during 1997, but it too saw a slight increase of 1.6% for the February 1998-1999 period. New Mexico's manufacturing suffered the largest decreases in the country during the February 1998-1999 period, with a 4.6% drop in employment. In the trade sector, the State saw slight growth of 1.8%. Finally, New Mexico has seen a loss of government jobs, as during the period of February 1998-1999, the State lost 0.7% of its government jobs. In all of the above categories, New Mexico fell in the bottom quarter of all states.

         Agriculture is a major part of the State's economy, producing $49.6 million as of March 1999 for the 1999 fiscal year. This was a 2.5% increase from the previous fiscal year period. As a high, relatively dry region with extensive grasslands, the State is ideal for raising cattle, sheep, and other livestock. Because of irrigation and a variety of climatic conditions, the State's farmers are able to produce a diverse assortment of quality products. The State's farmers are major producers of alfalfa hay, wheat, chile peppers, cotton, fruits and pecans. Agricultural businesses include chile canneries, wineries, alfalfa pellets, chemical and fertilizer plants, farm machinery, feed lots, and commercial slaughter plants.

         Budgetary Process. The State's government consists of the three branches characteristic of the American political system: executive, legislative and judicial. The executive branch is headed by the Governor who is elected for a four-year term and may succeed him(her)self in office once. Following a reorganization plan implemented in 1978 to reduce and consolidate some 390 agencies, boards and commissions, the primary functions of the executive branch are now carried out by sixteen cabinet departments, each headed by a cabinet secretary appointed by the Governor.

         The Board, in addition to other powers and duties provided by law, has general supervisory authority over the fiscal affairs of the State and over the safekeeping and depositing of all money and securities belonging to, or in the custody of, the State. The Board has seven members consisting of the Governor, the Lieutenant Governor, the Treasurer and four members appointed by the Governor with the advice and consent of the Senate; no more than two such appointed members may be from the same political party.

         The Department of Finance and Administration, created in 1957 as part of governmental reorganization measures of that year, is the principal financial organization of State government and performs through its divisions the duties and functions relating to State and local government financing and general administration. On July 1, 1983, the Department of Finance and Administration was reorganized into the DFA, which retained the prior name and handles the State's financial functions, and the General Services Department, which now handles the administrative functions. The executive and administrative head of the DFA is the Secretary, who is appointed by the Governor with the advice and consent of the Senate, and who also serves as Executive Officer of the Board. In 1983, a Board of Finance Division was created in the DFA, to staff and coordinate the functions of the Board.


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         The Legislature convenes in regular session annually on the third
Tuesday in January. Regular sessions are constitutionally limited in length to sixty calendar days in odd-numbered years and thirty calendar days in even-numbered years. In addition, special sessions of the Legislature may be convened by the Governor under certain limited circumstances.

         All State agencies are required to submit their budget requests to the Budget Division of the DFA by September 1 of each year. Budget hearings are scheduled for the purpose of examining the merits of budget requests through the fall and are usually completed by the middle of December. Statutes require the Budget Division to present comprehensive budget recommendations to the Governor annually by January 2.

         By statute, the Governor is required to submit a budget for the upcoming fiscal year to the Legislature by the 25th legislative day. The State budget is contained in a General Appropriation Bill which is first referred to the House Appropriations and Finance Committee for consideration. The General Appropriation Act may also contain proposals for supplemental and deficiency appropriations for the current fiscal year. The Senate and the Senate Finance Committee consider the General Appropriation Act after its approval by the House of Representatives. Upon Senate passage, the Governor may sign the General Appropriation Act, veto it, veto line items or veto parts of it. After the Governor has signed the General Appropriation Act, the Budget Division of the DFA approves the agency budgets and monitors the expenditure of the funds beginning on July 1, the first day of the fiscal year.

         Revenues and Expenditures. The State derives the bulk of its recurring General Fund revenues from five major sources: general and selective sales taxes, income taxes, the emergency school tax on oil and gas production, rents and royalties from State and federal land, and interest earnings from its two Permanent Funds. Effective July 1, 1981, the Legislature abolished all property taxes for State operating purposes.

         For the Fiscal Year ending June 30, 1998, recurring revenue totaled $3.158 billion, an increase of 6.5% over the previous fiscal year. Total General Fund Revenue was $3.206 billion, up 6.0% from fiscal year 1997.

         Preliminary results for fiscal year 1999 show recurring appropriations at $3.182 billion, up 0.8% from the previous fiscal year. Nonrecurring appropriations for fiscal year 1998 were $51.8 million, and are estimated at $46.5 million for fiscal year 1999.
The net transfer necessary from the operating reserve was $145.2 million.

         The 1996 legislature also established the risk reserve fund within the general fund. General fund balances including the risk reserve fund are projected to total $377.9 million. Without the risk reserve, balances would be $237.4 million. The fiscal year 1998 balance in the operating reserve was $225.3 million, or 7.0% of fiscal year 1998 total revenue.

         Disaster allotments from the appropriation contingency fund totaled $3.9 million, and the ending balance in the appropriation contingency fund is $6.9 million for 1998 and is expected to be around $3.6 million in 1999.

         Debt Administration. The principal sources of funding for capital projects by the State are surplus general fund balances, general obligation bonds, and Severance Tax Bonds. The 1994 Legislature authorized the largest capital program in the State's history, $383 million. The Executive Capital outlay recommendation for the 1998 session totals $265.9 million. These authorizations fund a broad range of State and local capital needs for various public school and higher education acquisitions as well as correction facilities, museum and cultural facilities, health facilities, State building repairs, water rights, wastewater and water systems.
State parks, local roads, and senior citizens facilities projects.

         General Obligation Bonds. General obligation bonds of the State are issued and the proceeds thereof appropriated to various purposes pursuant to an act of the Legislature of the State. The State Constitution requires that any law which authorizes general obligation debt of the State shall provide for an annual tax levy sufficient to pay the interest and to provide a sinking fund to


                                     -133-
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pay the principal of the debts. General obligation bonds are general obligations of the State for the payment of which the full faith and credit of the State are pledged. The general obligation bonds are payable from "ad valorem" taxes levied without limit as to rate or amount on all property in the State subject to taxation for State purposes. For the fiscal year ended June 30, 1998, the total amount outstanding on General Obligation Bonds was $188,440,106.

         The State of New Mexico General Obligation Capital Projects Improvements Bonds Series 1997 in the principal amount of $64,825,000 are authorized by the 1996 Capital Projects General Obligation Bond Act (the "Act") passed by the State Legislature in 1996, have been approved by the voters in a statewide election in November 1996 and will be issued pursuant to a resolution of the State Board of Finance. General obligation bond recommendations for fiscal year 1998-99 total $83.3 million. Of this amount, $72.1 million is for public and higher education facilities, and $11.2 million is for statewide projects.

         Severance Tax Bonds. Severance Tax Bonds are not general obligations of the State and the State is prohibited by law from using the proceeds of property taxes as a source of payment of revenue bonds, including Severance Tax Bonds. The State Treasurer keeps separate accounts for all money collected as Severance Taxes, and is directed by State statute to pay Severance Tax Bonds from monies on deposit in the Bonding Fund. For the fiscal year ended June 30, 1998, the total amount outstanding on Severance Tax Bonds was $376,888,806. Of this amount, $58,953,257 is in interest.

         The Severance Tax Bonds, Series 1995A funds 55 projects for schools, local governments, universities, and State agencies. Total amount of principal and interest due on Series 1995-B and Series 1996-A as of June 30, 1997 is $66,176,318 and $47,067,458, respectively. Total amount of principal and interest outstanding as of June 30, 1997 for the Series 1997-A Refunding Bonds is $68,515,621. The Severance Tax Bond recommendation for the 1998 session totals $140 million. Of this amount, $68.6 million is for public and higher education facilities, $12.7 million is for adult corrections projects and facility purchase and $58.7 million is for other statewide projects.

         Severance taxes have been collected by the State since the adoption of the Severance Tax Act in 1937. Since 1959, certain severance tax receipts and certain other monies determined by the Legislature have been deposited into the Bonding Fund and used, in part, to retire bond issues which have funded a variety of capital improvements in the State. The main minerals extracted from the State which contribute the largest portion of Severance Tax revenues are natural gas, oil and coal. Severance tax collections totaled $183.9 million in fiscal year 1998 and are projected at $139.4 million for 1999.

         Moody's and S&P have assigned the bond ratings of "Aa" and "AA+," respectively to General Obligation Bonds and "Aa" and "AA," respectively, to the Severance Tax Bonds, Series 1995A.

Factors Affecting New York Fund
         The following information is a brief summary of New York State and New York City factors affecting the Fund and does not purport to be a complete description of such factors. As described above, except during temporary defensive periods, the Fund will invest at least 80% of the value of its net assets in Tax Exempt Obligations, the interest on which is exempt from federal income, New York State and New York City personal income tax (except for New York State and New York City franchise tax on corporations and financial institutions, which is measured by income). Therefore, the financial condition of New York State, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, New York State and New York City face numerous forms of litigation seeking significant damages which, if awarded, could adversely affect the financial situation of New York State or New York City or issuers located in New York State. It should be noted that the creditworthiness of obligations issued by local issuers (including New York City) may be unrelated to the creditworthiness of New York State, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York State.


                                     -134-
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         Bond ratings received on New York State's and New York City's general obligation bonds are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

         (1) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         (2) Nature of, and provisions of, the obligation.

         (3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors rights.

         A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix C.

         The following information provides only a brief summary of the complex factors affecting the financial situation in New York State and New York City, is derived from sources that are generally available to investors and is believed to be accurate.

         THE FUND MAKES NO REPRESENTATION OR WARRANTY REGARDING THE COMPLETENESS OR ACCURACY OF SUCH INFORMATION. THE MARKET VALUE OF SHARES OF THE FUND MAY FLUCTUATE DUE TO FACTORS SUCH AS CHANGES IN INTEREST RATES, MATTERS AFFECTING NEW YORK STATE OR NEW YORK CITY, OR FOR OTHER REASONS.

         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. Travel and tourism constitute an important part of New York's economy. Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing sector.

         The State of New York has historically been one of the wealthiest states in the nation. For decades, however, the state economy has grown more slowly than that of the nation as a whole, gradually eroding the state's relative economic affluence. The economic recovery from the national recession of the early 1990s started considerably later in New York than in the nation. Several factors were attributed to the state's slow recovery, including the significant retrenchment in the banking and financial services industries, downsizing by several major corporations, cutbacks in defense spending and an oversupply of office buildings. During the last few years, however, New York has shown signs of economic resurgence.

         To a great extent, the current economic improvement for both the state and New York City is heavily dependent on Wall Street. Using some of the broadest measures of the state's economic performance, it appears that the Wall Street investment banking and securities brokerage firms have dominated New York's economic picture throughout the 1990's expansion. From 1992 to 1997, Wall Street accounted for half of the state's $27 billion increase in real earnings, and the same result holds true for growth in New York's Gross State Product.



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         Considering that the securities industry represents only 2% of statewide employment Wall Street's lucrative bonus pay-outs, which soared an estimated 60% in 1996 and another 25% in 1997 and heavily impacted the state's personal income levels and tax revenues, reflect the concentration of wage gains in the 1990s among a small group of high earners. The economic important of Wall Street to the state and to New York City has been much greater in the 1990s than it was in the 1980s. The October 1987 Wall Street crash was the watershed developing in ending New York's 1980's economic expansion. The effects of the crash related directly to the fact that the state's 1989-1992 recession was much steeper and longer-lasting than in the rest of the nation.

         While New York income growth continues to follow U.S. personal income growth for 1998, employment growth in the state still lags behind the nation. After adding jobs at about half the national rate in 1997, New York job gains during 1998 improved to nearly two-thirds of the national pace. Led by the acceleration of job gains in New York City, the pace of statewide job growth improved in the first half of 1998, although the state still trails most urban industrial states such as New Jersey, Massachusetts and California. During the period from December 1994 and May 1998, the state ranked 48th among the 50 states in terms of total job growth.

         Within New York, recent job growth remains concentrated in New York City and the downstate counties. Between 1995 and 1998, job growth averaged 1.4% annually in New York City, 1.3% in the other downstate counties, but only 0.4% annually for the four large upstate metropolitan areas (Buffalo, Rochester, Syracuse and Albany). The state's unemployment rate has also improved from 1997's 6.4% rate, but it still averaged 5.6% during 1998 (U.S. unemployment averaged 4.5%).

         During between 1992 and 1998, New York's largest employment gains were in services and construction, with growth of 18.7% and 8.8%, respectively. Payrolls in the finance, insurance and real estate sector as well as the government sector declined during this period, with losses of 1.4% and 3.9%, respectively. Manufacturing, however, suffered the largest drop in employment, with more than 100,000 jobs lost (representing I 0% of overall manufacturing employment). Total employment in the state at the end of 1998 reached 8.23 million, up 0.6% over 1997 figures. Nationally, employment grew 2.7%.

         New York's unemployment rate is improving faster than the U.S. rate, although it is still much higher than the national average. During 1998 the state's unemployment rate averaged 5.6% (down from 6.4% in 1997), but it is still nearly a percentage higher than the U.S. unemployment rate of 4.5% (4.9% in 1997). Since 1994, New York has ranked 48th among the fifty states in job creation and unemployment.

         Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have experienced in attracting people and business. New York City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         New York City accounts for approximately 41% of the state's population and personal income, and the its financial health affects the state in numerous ways. From 1993 to 1996, the rate of economic growth in the City slowed substantially. The City's economic improvement significantly accelerated during 1997 and 1998, resulting in an unusually high, across-the-board increase in tax receipts. Much of the increase can be traced to the performance of the securities industry, but the City's economy has produced gains in retail trade, tourism, and in business services. During 1998, the City experienced the largest private sector job growth in the last 13 years.

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         The extraordinary earnings growth on Wall Street along with trends such as corporate downsizing and the reduction in well-paying manufacturing jobs upstate have widened the income gap between the highest earners and those in the middle or at the bottom of the spectrum. Those gaps are now greater in New York than in any other state. The income gap between the top fifth of families and the middle fifth increased the third fastest of all states between the mid-1980s and the mid-1990s. During this period, the average income of the middle fifth of families declined by $1,200 while the average income of the richest fifth of families grew by $24,700. And while the nation's poverty rate has decreased since 1993, New York's has increased. In 1996, New York's poverty rate stood at 16.7%, much higher than the 13.7% rate for the country as a whole.

         Per capita personal income in New York increased by 4.3% during 1997, compared with the 5.4% gain during 1996. The state's per capita personal income level is now $30,299, which is nearly 20% higher than the U.S. average ($25,298). Nationally, per capita personal income grew 4.7% in 1997. Since 1994, however, total New York personal income has increased 23%, compared to a 25% increase nationwide.

         Over the near term, the New York's economy is vulnerable to the risk of a slow-down on Wall Street or further weakening in the national economy. On Wall Street, the continued weakness in corporate profits could upset the prevailing investor sentiment that has permitted historically high stock valuations. A serious Wall Street setback would jeopardize state revenue collections, and though a powerful multiplier effect, would dampen consumption and housing spending and ultimately, job growth in other sectors.

         During 1999, overall employment in New York is projected to grow by 1.4%, with the largest percentage gains in the construction and services industries. Much like 1998, manufacturing will continue to lose jobs, while the finance, insurance and real estate and government sectors remain stagnant. Personal income will increase more slowly, with an estimated 4.5% gain, and the unemployment rate is projected to drop nearly half a percent to 5.2%. During 2000, New York's economy is expected to expand more slowly with the state average unemployment rate estimated to be 5.3%, overall employment growing 1.1%, and personal income rising 4.2%.

         Many uncertainties exist in forecasts of both the national and state economies and there can be no assurance that the state economy will perform at a level sufficient to meet the state's projections of receipts and disbursements.

         State Revenues and Expenditures. The State of New York completed its fiscal year ended March 31, 1998 with a combined Governmental Fund operating surplus of $1.8 billion, compared with the balance from the preceding fiscal year of $2.6 billion. The FY 1998 operating surplus included operating surpluses in the General Fund of $1.56 billion, Special Revenues Funds of $49 million, Capital Project Funds of $233 million, and offset by an operating deficit in the Debt Service Funds of $43 million. As a result of the $1.56 billion surplus in the General Fund during FY 1998, New York has managed to generate an accumulated General Fund surplus of $567 million. Without the benefit of $4.4 billion of New York Local Government Assistance Corporation net bond proceeds (1991-95), however, as well as the decision to issue $292 of Dormitory Authority bond proceeds in 1996, the General Fund accumulated deficit would have been $4.2 billion.

         Revenues and other financing sources of the Governmental Funds totaled $70.46 billion during FY 1998, an increase of $1.32 billion (1.9%) over the previous fiscal year. The largest source of revenues is from tax receipts, representing about half of all overall revenues. The personal income tax, which generates about 26.5% of all revenues, grew by 4.2% during 1998, due to a combination of strong employment, wage growth and increased in tax payments due to the strong performance by the financial markets. The consumption and use taxes, generating 13.8% of revenues, increased by 4.9%, primarily because of increased sales tax receipts caused by increased consumer confidence and related spending. New York relies heavily on federal funding, with grants reaching $22.27 billion in 1998 or a third of all Governmental Funds revenues.

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         Expenditures and other financing uses totaled $68.67 billion during FY
1998, which represents an increase of $1.59 billion (2.4%) over FY 1997. Social services is the single largest use of state funds at $25.6 billion or 37% of all spending, with a 3.7% increase over the previous fiscal year. Education, the second largest category of expenditures, grew by 4.4% to $14.3 billion. Debt service payment increased by $338 during FY 1998.

         The General Fund closing balance at the end of FY 1998 was $465 million. Of this amount, $400 million was deposited in the Tax Stabilization Reserve Fund (TSRF), while another $65 million was deposited in the Contingency Reserve Fund (CRF). The TSRF had an opening balance of $317 million, supplemented by a required payment of $15 million and an extraordinary maximum deposit of $68 million from surplus FY 1998 monies.

         The fiscal year 1999 budget is balanced, with most of the spending increases driven by state law, rather than by program expansions. No significant spending reductions are included because (1) a significant portion of the $2 billion FY 98 budget surplus was carried over and used in the FY 1999 budget;
(2) a boom in incomes led by strong financial market performance anticipates expanding tax collections; and (3) spending growth for entitlement program continues to be moderate, with public assistance caseloads declining and moderate Medicaid growth.

         The FY 1999 enacted budget anticipates spending from all Governmental Funds to total $7.15 billion, an increase of $5.5 billion or 8.3% over FY 1998 expenditures. Of this amount, state funds are expected to grew by 9.8%, while General Fund spending increases by only 7.1%. This spending growth is higher than it has been during the previous three fiscal years, representing a reversal of the state's recent trend to keep spending growth near or below inflation.

         For many years, New York has had a very high state and local tax burden relative to other states. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the state. New York combined state and local taxes are 30% above the national average per share of person income, primarily because local taxes are 72% higher than the national average (state taxes along are only 4% above the national average).

         General Fund tax receipts are forecast to grow 5.5% during FY 1999, with growth almost entirely attributable to the personal income tax and collections association with capital gains. The receipts also reflect the initial phases of the STAR property tax reduction program, as well as the continuing impact of other 1997 and earlier tax reduction legislation. In addition, the FY 1999 budget reflects several additional tax reduction proposals that will reduce receipts available to the General Fund by about $700 million during the fiscal year. Total General Fund revenues are estimated to increase by $3 billion or 8.7% during FY 1999. Spending within the General Fund is projected to increase by $2.43 billion over the previous fiscal year, so that the projected surplus for FY 1999 is expected to surpass $1 billion.

         One major uncertainty to the FY 1999 state financial plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. It is possible that recent changes could produce slower economic growth and a deterioration in state receipts. An additional risk to the enacted budget arises from the potential impact of certain litigation now pending against the state, which could produce adverse effects on the state's projections of receipts and disbursements.

         In recent years, state actions affecting the level of receipts and disbursements, as well as the relative strength of the state and regional economy, actions of the federal government and other factors, have created structural gaps for the state. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for state programs. As noted, the FY 1999 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in state program spending. Notwithstanding these changes, the state can expect to continue to confront structural deficits in future years.

         For example, the budget enacted for FY 1999 will increase debt service by more than 40% through FY 2003, when total debt service will be more than $4.5 billion annually. New York's outstanding debt will total more than $40 billion in FY 2003, compared to $23.4 billion in FY 1993. At that point, taxpayers will pay more the debt service (8.4% as a percent of revenue) than for planned capital projects. In addition, even if the economy continues modest growth, New York will still face a budget gap of $5.5 billion in FY 2001, the highest projected gap in history. The last time New York faced budget gaps of that magnitude was during the recession of the late 1980s and early 1990s.

         There can be no assurance that the State of New York will not face substantial potential budget gaps in the future resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain state programs at current levels. To address any potential budgetary imbalance, the state may need to take significant actions to align recurring receipts and disbursements.

         New York City. In response to the fiscal crisis in New York City (the "City") during 1975, the state took a number of steps to assist the City in returning to fiscal stability. Among other actions, the State Legislature (i) created the Municipal assistant Corporation ("MAC") to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and City four-year financial plans (the financial plans also apply to certain City-related public agencies (the "Covered Organizations")).

         Pursuant to state law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and imminence of the occurrence of an annual operating deficit of more than $ 100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by state law to exercise certain powers, including prior approval of City financial plans, proposed borrowings and certain contracts.

         The City depends on the state for state aid both to enable the City to balance its budget and to meet its cash requirements. If the state experiences revenue shortfalls or spending increases beyond its projections during FY 1999 or subsequent years, such developments could result in reductions in projected state aid to the City. In addition, there can be no assurance that state budgets in future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

         The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan. The City projections set forth in its financial plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by state law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the absence of wage increases in excess of the increases assumed in its financial plan, employment growth, provision of state and Federal aid and mandate relief, State legislative approval of future state budgets, levels of education expenditures as may be required by state law, adoption of future City budgets by the New York City Council, and approval by the Governor or the State Legislature and the cooperation of MAC with respect to various other actions proposed in such financial plan.

         Attaining a balanced budget is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1996 through 1999 contemplates the issuance of $9.7 billion of general obligation bonds primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make capital investments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal work capital requirements. The terms and success of projected public sales of City general obligation bonds and notes will be subject to prevailing market conditions at the time of the sale, and no assurance can be given that the credit markets will absorb the projected amounts of public bond and note sales. Future developments concerning the City and public discussion of such developments, the City's future financial needs and other issues may affect the market for outstanding City general obligation bonds and notes. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned operating and capital expenditures.

         On July 11, 1995, the City submitted to the Control Board the 1996-99 Financial Plan, which relates to the City, the Board of Education and the City University of New York. The 1996-99 Financial Plan is based on the City's expense and capital budgets for the City's 1996 fiscal year, which were adopted on June 14, 1995, and sets forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions and productivity, efficiency and labor initiatives negotiated with the City's labor unions, the 1996-99 Financial Plan reflects a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years.

         In January, 1998, the New York City mayor announced the City's Financial Plan for Fiscal Years 1998-2002. For the second year in a row, the New York City four-year financial plan contains a record surplus of more than $1 billion. Since the adoption of the FY 1998 budget, the City is now forecasting additional resources of $3.1 billion. Approximately 73% will be used to reduce the out-year gaps, 19% will fund targeted educational, public safety and other initiatives, and 8% will be used to reduce taxes further.

         To reduce the out-year gaps, the City has imposed fiscal discipline on the rate of growth of City spending which has, over the last four years, been held below the rate of inflation. For fiscal year 1999, the proposed City funded spending increase will be held to 0.6%. The budget stabilization account, established for the first time in 1997, will be maintained in fiscal year 1999 at $210 million with an additional $210 million created for fiscal year 2000. As a result of this fiscal planning, the out-year gaps have been cut in half compared to six years ago: fiscal year 1993 was $13.3 billion and fiscal year 1998 is $6.75 billion.

         According to recent staff reports, while economic recovery in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industry and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City's Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues.

         Given the foregoing factors, there can be no assurance that the City will continue to maintain a balanced budget, or that it can maintain a balanced budget without additional tax or other revenue increases or reductions in City services, which could adversely affect the City's economic base.

         Other Municipalities. Certain localities in addition to New York City could have financial problems leading to requests for additional state assistance and the need to reduce their spending or increase their revenues. The potential impact on the state of such actions by localities is not included in projections of state receipts and expenditures in the New York's FY 1999 budget.



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         Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the state in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in increased state expenditures for extraordinary local assistance.

         In addition, beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

         Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, aid that was largely continued in 1997. Twenty-eight municipalities were scheduled to share the more than $32 million in targeted unrestricted aid allocated in the 1997-98 budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

         State Agencies. Certain Agencies of the state have faced substantial financial difficulties which could adversely affect the ability of such Agencies to make payments of interest on, and principal amounts of, their respective bonds. The difficulties have in certain instances caused the state (under so-called "moral obligation" provisions which are non-binding statutory provisions for state appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies. Moreover, it is expected that the problems faced by these Agencies will continue and will require increasing amounts of state assistance in future years. Failure of the state to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations could result in a default by one or more of the Agencies. Such default, if it were to occur, would be likely to have a significant adverse effect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with federal guarantees of New York City and MAC obligations and could thus jeopardize the City's long-term financing plans.

         From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and, accordingly, might impose substantial increased expenditure requirements on affected localities. If the state, any of its agencies, New York City or any other municipality were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the state, including notes or bonds in the New York Trust, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The long range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect localities and require increasing state assistance in the future.

         Litigation. The state is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the state arising from alleged torts, alleged breaches of contracts, condemnation proceedings, and other alleged violations of state and federal laws. Included in the state's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the state's mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.



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         The state is also engaged in a variety of claims wherein significant monetary damages are sought. In 1997, a civil rights claim alleging intentional school segregation in Yonkers has resulted in a $9 million judgment for plaintiffs that the state must pay. Adverse developments in the foregoing proceedings or new proceedings could adversely affect the financial condition of the state in the future.

         The City is also a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out its financial plan. The 1996-99 Financial Plan includes provisions for judgments and claims of $279 million, $236 million, $251 million and $264 million for the 1996 through 1999 fiscal years, respectively.

         Debt Management. There are a number of methods by which the State of New York may incur debt. The state may issue general obligation bonds approved by the voters and notes in anticipation of such bonds. The state, with voter approval, may also directly guarantee obligations of public benefit corporations. (Presently, the Job Development Authority is the only public benefit corporation authorized to issue state-guaranteed bonds.) Payments for debt service on state general obligation and state-guaranteed bonds or notes are legally enforceable obligations of the state. New York has never been called upon to make any direct payment pursuant to its guarantee.

         As of March 31, 1998, New York had approximately $34 billion in outstanding state-supported debt. Of this amount, $4.74 billion were for outstanding general obligation bonds, $29 billion in state-supported debt issued by public authorities and Albany County (to finance Empire State Plaza), $429 million issued as certificates of participation (COPs), the proceeds of which are used to finance equipment and real property acquisitions. New York is ranked fourth among the fifty states in state-supported debt per capita, at $1,596 per resident.

         During FY 1998, the state issued $487 million in general obligation bonds and redeemed $482 million. The total amount of general obligation bonded debt authorized but not yet issued at year-end was $2.29 billion. Notes payable (issued in the form of commercial paper) had a year end-balance of $294 million.

         Although New York generally incurs debt to pay for the state's long-term capital needs, the state also incurred debt to eliminate its annual spring borrowing through the Local Government Assistance Corporation (LGAC). In June 1990, legislation was enacted creating the LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the state's annual seasonal borrowing. As of March 31, 1998, $5.2 billion remained outstanding for the LGAC. In addition, that the end of FY 1997, New York public authorities had $56.1 billion in debt outstanding not supported by state funds. This debt is paid back through authority revenues such as Thruway tolls. Total non-general obligation debt was $33.95 billion at the end of FY 1998.

         The state anticipates that its state-supported debt outstanding will grow to $36.5 billion by the end of FY 1999, a 7.4% increase. Debt outstanding is forecast to grow another 4.7% to $38.2 billion in FY 2000, with annual rates of increase around 3% for the three following fiscal years.

         In addition to the state, a number of New York's local governments, agencies, instrumentalities and political subdivisions issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the state.

         The total of such debt incurred by counties, cities (including New York
City), towns, villages, school districts and fire districts, was $44.7 billion in outstanding debt as of the fiscal year ending in 1996. A portion




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of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to state enabling legislation. State law requires the State Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by state law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

         Ratings. In August, 1998, Moody's Investors Service, Inc. lowered its rating for State of New York general obligation bonds from Al to A2, its lowest state rating (Louisiana is the only other state to receive this rating). Standard & Poor's Ratings Services gives the state an A rating, which it has retained since improving from A- in January, 1992. Fitch IBCA, Inc. (formerly known as Fitch Investors Service, L.P.) rates the state's general obligation bonds as A+.

         New York City general obligation bonds are currently rated A- by Standard & Poor's; Baal by Moody's; and A by Fitch IBCA (upgraded from A- on March 8, 1999).

Factors Affecting North Dakota Fund
         General Economic Conditions. North Dakota lies in the central portion of the Northern Plains with a land area of 70,665 square miles. Elevation in the northeast comer of the State is 750 feet above sea level and in the southwest comer of the State is 3,506 feet. The North Dakota economy continues to grow at a slow and steady pace. Taxable sales and purchases were up 2.86% over the second quarter of 1998. Only one industry sector, wholesale trade, declined in the second quarter of 1998.

         The state's transportation, communication and public utilities sectors experienced a healthy 23.4% increase in the second quarter. The largest sector, retail trade, grew by 4%, well over twice the inflation rate of 1.6%, indicating continuing consumer confidence in the economy.

         The North Dakota employment picture remains robust. The August 1998 unemployment rate was 2.1 %, the lowest August rate since 1957 and significantly better than the national unemployment rate for August, which was 4.5%.

         The state added 3,300 jobs in the past year, and posted gains in seven major industry sectors. The largest gain was in finance, insurance and real estate, up 5%, followed by construction, up 2%.

         Agriculture, North Dakota's mainstay industry, continues to struggle with low prices for the state's major crops and depressed cattle prices as well. Farm income plummeted from $764 million in 1996 to just $15 million in 1997, with the outlook for 1998 nearly as bleak. The farmers who remain solvent are those who diversify into unusual crops and increase their off-farm income with jobs in town for themselves and family members. Despite the misery in the farm sector, overall the state's residents posted an increase in adjusted gross incomes for 1997 of over 3%, indicating strength in the off-farm economy that more than offsets the agricultural losses.

         Low prices are prevalent in the oil patch as well. The Amoco-posted field price for North Dakota sweet crude averaged just $10.05 for the month of July 1998. Lackluster prices are responsible for a slowdown in oil production in the state. Statewide oil production averaged 96,268 barrels per day in July 1998, down 3% from 99,304 barrels per day in July 1997.

         These factors combine to make the outlook for the North Dakota economy mixed. Healthy employment numbers will likely continue, contributing to strength in the retail sector and, coupled with low interest rates, increasing home buying and major expenditures for durable goods. Still, the outlook for the agricultural economy is poor and the continued demise of rural North Dakota inevitable unless grain prices and global marketing improve dramatically.

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         Budgetary Process. The State operates through a biennial appropriation which represents departmental appropriations recommended by the Governor and presented to the General Assembly at the beginning of each legislative session. The General Assembly enacts the budgets of the various State departments through passage of specific appropriation bills. The Governor has line item veto powers over all legislation subject to legislative override. Session laws that were passed by the Legislature in 1993 authorize directors of various state agencies to transfer appropriation authority among the various divisions of their specific agency, subject to the Budget Section of the North Dakota Legislative Council's approval. Unexpended appropriations lapse at the end of each biennium, except certain capital expenditures covered under the North Dakota Code and except for all unexpended general funds appropriation authority which must be deposited in special revenue funds of the institutions in the University System according to law. The legislative appropriations passed by the fifty-fifth assembly were $1,489 million, an increase of $147 million over the 1995-97 appropriations.


         The beginning balance for the 1997-99 biennium was $65 million. The actual ending balance for the previous biennium was $82 million, however legislation passed by the 1997 Legislative Assembly required any amount in excess of $65 million at the end of the biennium to be transferred to the budget stabilization fund and subsequently transferred to the Bank of North Dakota to become part of the Bank's undivided profits. As a result, $17 million was transferred to the Bank of North Dakota and the 1997-99 biennium began with a $65 million balance.

         The 1997-99 general fund biennial appropriation was $1.489 billion, while the general fund revenue forecast was $1.435 billion. Taxes were not raised and no one-time transfers were used in the 1997-99 budget.

         Revenues and Expenditures. General governmental activities are accounted for in four governmental fund types: general (GAAP) basis; special revenue; capital projects; and, debt service funds. Revenues for general governmental functions totaled approximately $1.7 billion for the fiscal year ended June 30, 1998, an increase of approximately $187 million from fiscal year 1997. The largest increase in taxes on a budgetary basis comes from corporate income taxes with an increase of $15 million because of economic growth in the State. The second largest source of general fund revenue, the individual income tax, increased $14 million.

         Total sales and use tax for the 1997-99 biennium is estimated at $570.2 million. Total individual income tax for the biennium is estimated at $359.8 million and total corporate income tax $115.7 million.

         General government appropriations totaled $1.6 billion for the fiscal year ended June 30, 1998, an increase of 8.73% from 1997. The three leading expenditures are: education, $364 million, health and human services, $598.8 million; and, highways, $280.6 million. Highway expenditures increased by $44 million because of an increase in highway repairs. The GAAP General Fund undesignated balance increased from $109.3 million on June 30, 1997, to $141.9 million as of June 30, 1998.

         Projected general fund revenues for the 1997-99 biennium, based on the 1999 revised legislative forecast, are $1.476 billion. This is a $95 million or 7% increase over the 1995-97 biennium. The projected ending balance at June 30, 1999 is approximately $51.7 million.


         Claims/Judgments Payable are primarily Workers Compensation Claims Incurred But Not Yet Reported (IBNR) by the claimants as well as claims related to various litigation matters. Claims and judgments for governmental funds are reflected entirely in the general long-term debt account group and not in individual funds as the liability is not expected to be liquidated with expendable available financial resources.


         Debt Administration. The Constitution of North Dakota provides that the State may issue or guarantee the payment of bonds provided that all bonds in excess of $2 million are: secured by first mortgage upon property and no further indebtedness may be incurred by the State unless evidenced by a bond issue; authorized by law, for a certain purpose; provisioned to pay the interest semiannually, and pay the principal within 30 years. The law authorizing the bond issue must specifically appropriate the provisions to the payment of the principal and interest of the bond. The State is currently in compliance with the constitutional debt limitation. At June 30, 1998, the state had a number of debt issues outstanding. These issues include:

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         General Obligation Bonds. General obligation bonds have been authorized and issued to provide funds to the Bank of North Dakota. General obligation bonds issued according to the constitution and enabling statutes are backed by the full faith, credit and taxing power of the State of North Dakota. Debt service requirements are provided by repayment of the real estate loans and transfers from the Bank of North Dakota. General obligation bonds currently outstanding are the 1984 and 1986 Real Estate Series. At June 30, 1998, the balance was $31,441,000.

         Revenue Bonds. Current State statutes empower certain State agencies to issue bonds as part of their activities. This debt is not backed by the full faith and credit of the State of North Dakota. The principal and interest on such bonds shall be payable only from the applicable agencies' program income. On June 30, 1998, total Revenue Bonds outstanding were $1,179,881,000. The Bonds and balance were as follows: State Fair, $2,851,000; Student Loan Trust, $210,752,000; Building Authority, $77,506,000; Housing Finance, $712,872,000;
Lignite Research Fund, $7,560,000; Water Commission, $8,050,000; University System, $56,780,000; and Municipal Bond Bank, $103,510,000.

         Long-Term Notes. The Bank of North Dakota has advances from the Federal Home Loan Bank in the amount of $53.5 million. The advances have a fixed rate of interest, ranging from 5.78% to 8.19%.

         North Dakota continues to receive high bond ratings from both Moody's
(Aa3) and S&P (AA-) on general obligation bond issues.

Factors Affecting Oregon Fund
         General Economic Conditions. Oregon's May 1999 forecast issued by the Department of Administrative Services states that Oregon's economy grew briskly in the first quarter of 1999. The pattern for growth was once again similar to the U.S., with consumer spending leading the way. The mild recovery in the Asian crisis alleviated some of the pain experienced by the manufacturing sector throughout the second half of 1998.

         The preliminary estimate of first quarter 1999 Oregon job growth is 3.9 percent. This is the fastest quarterly growth since the fourth quarter of 1996. It compares with 2.3 percent for the U.S. as a whole. The first quarter was a marked improvement over the fourth quarter of 1998, when jobs grew 2.4 percent.

         Over the past year, Oregon's economy slowed relative to its Western neighbors. Oregon ranks 32nd among states for job growth between February 1998 and February 1999. California and Washington had much faster job growth during the period, ranking 7th and 12th respectively.

         The forecast for Oregon's economy is that it will grow faster than the U.S. economy over the next two years. The growth will be mild and well below the fast pace of 1995 through 1997. No decline in employment is expected unless the U.S. economy falls into recession. Job losses to manufacturing should lessen in 1999 with slight gains in 2000, following the recovery of Asian economies.

         Oregon's economy has growth relatively faster than the nation throughout the 1990s. Oregon is expected to remain a high growth state.

         The major risk to Oregon's economy is a change in consumer spending patterns. A stock market correction that adversely impacts wealth and shakes consumer confidence, will slow down spending. The risk to businesses is further turmoil in world economic markets. Both consumers and businesses would be directly impacted if oil prices keep spiraling higher. If all these risks come to play, the reduction in growth would be widespread across all industries and consumer groups.

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         Budgetary Process. The Oregon budget is approved on a biennial basis by separate appropriation measures. A biennium begins July 1 and ends June 30 of odd-numbered years. Measures are passed for the approaching biennium during each regular Legislative session, held beginning in January of odd-numbered years.


         Because the Oregon Legislative Assembly meets in regular session for approximately six months of each biennium, provision is made for interim funding through the Legislative Emergency Board. The Emergency Board is authorized to make allocations of General Fund monies to State agencies from the State Emergency Fund. The Emergency Board may also authorized increases in expenditure limitations from Other or Federal Funds (dedicated or continuously appropriated funds), and may take other actions to meet emergency needs when the Legislative Assembly is not in session. The most significant feature of the budgeting process in Oregon is the constitutional requirement that the budget be in balance at the end of each biennium. Because of this provision, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium.


         Revenue and Expenditures. The Oregon Biennial budget is a two-year fiscal plan balancing proposed spending against expected revenues. The total budget consists of three segments distinguished by source of revenues: programs supported by General Fund revenues; programs supported by Other Funds (dedicated fund) revenues, including lottery funds; and, Federal Funds. General Fund revenue totaled $7,731.58 million for the 1995-1997 biennium. Revenue exceeded the May estimate by $187.7 million.


         As of May 1999, General Fund revenue is projected to be $8,260.3 million for the 1997-99 biennium. The ending balance is estimated to be $329.6 million. The 1997-99 General Fund revenue estimate is $76.0 million lower than the March 1999 forecast. It is $35.2 million higher than the Close of Session
(COS) estimate.

         All non-corporate income tax revenue is now projected to exceed the 1997-99 COS forecast by $153.9 million. This is 2.03 percent above the COS forecast. While this means that a surplus kicker refund for individuals is projected for the 1999-2001 biennium, revenues exceed the threshold by only $2.6 million. The corporate income tax forecast is $118.7 million below the COS estimate. This makes a surplus kicker credit next biennium highly unlikely.

         General Fund revenue is forecast to total $9,827.4 million in 1999-2001, a 19 percent increase from the prior biennium. The beginning balance is forecast to be $329.6 million. Combined, they provide total General Fund resources of $10,157.0 million for the biennium. This is an increase in resources of $43.8 million from March 1999.

         The State is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these legal proceedings, no provision for these potential liabilities has been recorded in the publicly disclosed financial statements.

         In the November 1994 general election, Oregonians approved a ballot measure, introduced through the initiative process, that will have, or may have, a material financial impact on the State. "Measure 11" amends Oregon statutes to require mandated minimum sentences for certain felonies, effective April 1, 1995. "Measure 11" creates a need for an estimated 6,085 new prison beds by the year 2001 and calls for State correction facility construction costs of approximately $462 million in the next five years. The State also estimates increases in State expenditures for correctional operations, beginning with an increase of $3.2 million in fiscal year 1996, with accelerating costs that should peak at an annual increase of up to $101.6 million by fiscal year 2001. Because these demands will be made by the State General Fund, they will reduce amounts that otherwise would be available in the future for the Oregon Legislative Assembly to appropriate for other purposes.


         In November of 1996, voters approved Ballot Measure 47, the property tax cut and cap. It will reduce revenues to schools, cities and counties by as much as $1 billion and put pressure on the General Fund to make up some or all of the difference.

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         Ballot Measure 50, passed by Oregon voters in May of 1997, limits the taxes a property owner must pay. It limits taxes on each property by rolling back the 1997-98 assessed value of each property to 90% of its 1995-96 value. The measure also limits future growth on taxable value to 3% a year, with exceptions for items such as new construction, remodeling, subdivisions, and rezoning. It establishes permanent tax rates for Oregon's local taxing districts, yet allows voters to approve new, short-term option levies outside the permanent rate limit if approved by a majority of a 50% voter turnout.

         Debt Administration and Limitation. Oregon statutes give the State Treasurer authority to review and approve the terms and conditions of sale for State agency bonds. The Governor, by statute, seeks the advice of the State Treasurer when recommending the total biennial bonding level for State programs. Agencies may not request that the Treasurer issue bonds or certificates of requirements for state agencies on proposed and outstanding debt. Statutes contain management and reporting requirements for state agencies on proposed and outstanding debt.

         A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval or a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the state may issue up to $50,000 of general obligation debt without specific voter approval. The State Legislative Assembly has the right to place limits on general obligation bond programs which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of statewide True Cash Value (TCV) of taxable property. Revenue bonds usually are limited by the Legislative Assembly to a specific dollar amount.

         The State's constitution authorizes the issuance of general obligation bonds for financing community colleges, highway construction, and pollution control facilities. Higher education institutions and activities and community colleges are financed through an appropriation from the General Fund. Facilities acquired under the pollution control program are required to conservatively appear to be at least 70% self-supporting and self liquidating from revenues, gifts, federal government grants, user charges, assessments, and other fees.

         Additionally, the State's constitution authorizes the issuance of general obligation bonds to make farm and home loans to veterans, provide loans for state residents to construct water development projects, provide credit for multi-family housing for elderly and disabled persons, and for small scale local energy projects. These bonds are self-supporting and are accounted for as enterprise funds. Certain provisions of the Water Resources general obligation bond indenture conflict with State statutes. Upon the advice of the Attorney General, the method of handling investment interest is in compliance with the statutes rather than the bond indenture. Currently there is litigation pending against the State concerning this treatment of the investment interest.


         The State's constitution further authorizes the issuance of general obligation bonds for financing higher education building projects, facilities, institutions, and activities. As of June 30, 1998, the total balance of general obligation bonds was $3.0 billion. The debt service requirements for general obligation bonds, as of June 30, 1998, was $4.87 billion.


         In addition to general obligation and direct revenue bonds, the State of Oregon issues industrial development revenue bonds ("IDBs"), Oregon Mass Transportation Financing Authority revenue bonds and Health, Housing, Educational and Cultural Facilities Authority ("HHECFA") revenue bonds. The IDBs are issued to finance the expansion, enhancement or relocation of private industry in the State. Before such bonds are issued, the project application must be reviewed and approved by both the Oregon State Treasury and the Oregon Economic Development Commission. Strict guidelines for eligibility have been developed to ensure that the program meets a clearly defined development objective. IDBs issued by the State are secured solely by payments from the private company and there is no obligation, either actual or implied, to provide state funds to secure the bonds. The Oregon Mass Transportation Financing Authority ("OMTFA") reviews financing requests from local mass transit districts and may authorize issuance of revenue bonds to finance eligible projects. The State has no financial obligation for these bonds, which are secured solely by payments from local transit districts.

         The State is statutorily authorized to enter into financing agreements through the issuance of certificates of participation. Certificates of participation have been used for the acquisition of computer systems by the Department of Transportation, Department of Administrative Services, and the Department of Higher Education. Also, certificates of participation have been used for the acquisition or construction of buildings by the Department of Administrative Services, Department of Fish and Wildlife, Department of Corrections, State Police, and Department of Higher Education. Further, certificates of participation were used in the acquisition of telecommunication systems by the Department of Administrative Services and the Adult & Family Services Division. As of June 30, 1998, the certificates of participation debt totaled $665.1 million.


         HHECFA is a public corporation created in 1989, and modified in 1991, to assist with the assembling and financing of lands for health care, housing, educational and cultural uses and for the construction and financing of facilities for such uses. The Authority reviews proposed projects and makes recommendations to the State Treasurer as to the issuance of bonds to finance proposed projects. The State has no financial obligation for these bonds, which are secured solely by payments from the entities for which the projects were financed.

         The Treasurer on behalf of the State may also issue federally taxable bonds in those situations where securing a federal tax exemption is unlikely or undesirable; regulate "current" as well as "advance" refunding bonds; enter into financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approve certificates of participation with respect to the financing agreements. Amounts payable by the State under a financing agreement are limited to funds appropriated or otherwise made available by the Legislative Assembly for such payment. The principal amount of such financing agreements are treated as bonds subject to maximum annual bonding levels established by the Legislative Assembly under Oregon statute.

         Each of Fitch, Moody's and S&P has assigned their municipal bond ratings of "AA," "Aa2" and "AA" respectively.


Factors Affecting Puerto Rico
         General Economic Conditions. Puerto Rico, the fourth largest of the Caribbean islands, is located approximately 1,600 miles southeast of New City and 1,000 miles east-southeast of Miami, Florida. It is approximately 100 miles long and 35 miles wide. The population of Puerto Rico is estimated to have increased to 3,857,070 as of July 1998.


         Puerto Rico came under United States sovereignty by the Treaty of Paris, signed on December 10, 1898, terminating the Spanish-American War. Puerto Ricans have been citizens of the United States since 1917. Puerto Rico's constitutional status is that of a territory of the United States and the ultimate source of power over Puerto Rico, pursuant to the Territories Clause of the Federal Constitution, is the United States Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections. They are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives and limited voting powers. Most federal taxes, except those such as social security taxes, are not levied in Puerto Rico. No federal income tax is collected from Commonwealth residents on ordinary income earned from sources in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries and for income earned from sources outside Puerto Rico.

         The Commonwealth has established policies and programs directed at the development of manufacturing and the expansion and modernization of the island's infrastructure. The investment of mainland United States, foreign and local funds in new factories has been stimulated by selective tax exemption, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have bee to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the island's population.

         The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal 1996 approximately 88% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 62% of Puerto Rico's imports. In fiscal 1996, Puerto Rico experienced a $3.2 billion positive adjusted merchandise trade balance. Gross product in fiscal 1997 is estimated at $32.9 billion. A real growth rate of gross domestic product is estimated at 2.7% for 1999. Puerto Rico had approximately $30.3 billion in exports in 1998, an increase of 26.4% from 1997.

         Construction is currently one of the most dynamic activities in Puerto Rico's economy, growing 15% since the mid-1980's. Average employment in creased from 987,000 in fiscal 1992 to 1,228,000 in fiscal 1996. Average unemployment decreased from 15.1% in fiscal 1992 to 13% in fiscal 1996.


         Puerto Rico has a diversified economy. During the fiscal years 1992-1996, the manufacturing and service sectors generated the largest portion of gross domestic product. Three sectors of the economy provide the most employment: Manufacturing, services, and government.

         Gross product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion. This represents an increase in gross product of 27.6% from fiscal 1992 to 1996. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1994, aggregate personal income was $25.7 billion and personal income per capita was $7,047.


         Budgetary Process. The fiscal year of the Commonwealth begins on July
1. The Governor is constitutionally required to submit to the Legislature an annual balanced budget of capital improvements and operating expenses of the Commonwealth for the ensuing fiscal year. Section 7 of Article VI of the Constitution provides that, "The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations as provided by law."


         Revenues and Expenditures. In the fiscal 1997 budget revenues and other resources of all budgetary funds total $9,517,835,000, excluding balances from the previous fiscal year and general obligation bonds authorized. Current expenses and capital improvements, other than those financed by bonds, of all budgetary funds total $8,795,900,000, an increase of $63,797,000 from fiscal 1996. The general obligation bond authorization for the fiscal 1997 budget is $369,000,000.

         In the fiscal 1998 budget proposal revenues and other resources of all budgetary funds total $8,863,071,000 excluding balances from the previous fiscal year and general obligation bonds authorized. Current expenses and capital improvements other than those financed by bonds, of all budgetary funds total $9,767,984,000, an increase of $528,330,000 from fiscal 1997. The general obligation bond authorization for the fiscal 1996 budget is $500,000,000.

         Tax Incentives. Much of the development of the manufacturing sector in Puerto Rico can be attributed to various federal and Commonwealth tax incentive, particularly Section 936 of the Code and the Commonwealth's Industrial Incentives Program.

         Section 936. Under Section 936 of the Code, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax the portion of such tax attributable to (i) income derived from the active conduct of a trade or business within Puerto Rico ("active business income") or from the sale of exchange of substantially all assets used in the active conduct of such trade or business; and, (ii) qualified possession source investment income ("passive income"). To qualify under Section 936 in any given taxable year a corporation must derive (i) for the three-year period immediately preceding the end of such taxable year 80% or more of its gross income from sources within Puerto Rico; and, (ii) for taxable years beginning after December 31, 1986, 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico. A Section 936 Corporation may elect to compute its active business income eligible for the Section 936 credit under one of three formulas.

         On November 17, 1995 the United States Congress adopted, as part of its larger federal income tax legislative package, a ten-year phase out of the current 936 credit for companies that are existing credit claimants and the elimination of the credit for companies establishing new operation in Puerto Rico and for existing companies that add a substantial new line of business. The credit based on the economic limitation will continue as under current law without change until tax years beginning in 2002, during which years the possession business income will be subject to a cap based on the corporation's possession income for an average adjusted base period. The credit based on the percentage limitation will continue as under current law until tax years beginning in 1998. In that year and thereafter, the credit based on the percentage limitation will be 40%, but the possession business income will be subject to a cap based on the corporation's possession income for an average adjusted base period. The 936 credit is eliminated for taxable years beginning in 2006. However, the credit granted to passive income (QPSII) is eliminated for taxable years beginning after December 31, 1995.

         In President Clinton's 1998 budget submission to Congress, proposed that existing Section 30A of the tax code be made permanent to provide an estimated US $417 mn a year in tax incentives to compensate for the phasing out of Section 936. Section 30A allows companies to claim 60% of wages and capital investment as allowances against tax. New firms may opt to incorporate themselves in Puerto Rico as "controlled foreign corporations" and receive the tax benefits provided by Section 901 of the U.S. Internal Revenue Code.

         On the other hand, the agreement between the U.S., Canada and Mexico for the North American Free Trade Agreement (NAFTA) also has implications for Puerto Rico because of competition for jobs and investment. Although wage levels are lower in Mexico, Section 936 gives companies in Puerto Rico an advantage in pharmaceuticals and hi-tech industries. In low-skill labor-intensive manufacturing, such as clothing and footwear, Mexico has the advantage. Puerto Rico currently employs 30,000 in the clothing industry.

         Industrial Incentives Program. Since 1948 Puerto Rico has had various industrial incentives laws designed to stimulate industrial investment in the island. On December 2, 1997, the Governor of Puerto Rico signed into law the most recent industrial incentives law, known as the 1998 Tax Incentives Law Act (the "1998 Act"). The tax exemption benefits provided by the 1998 Act are generally more favorable than those provided by its predecessor, the Industrial Incentives Act of 1987 (the " 1987 Act"). The activities eligible for exemption under the 1998 Act include manufacturing, certain designated services for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research.

         The benefits provided by the 1998 Act are available to new companies as well as companies currently conducting tax exempt operations in Puerto Rico which choose to renegotiate their existing tax exemption grant. The activities eligible for tax exemption include manufacturing, certain designated services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Act would impose income tax rates ranging from 2% to 7%. In addition, it would grant 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Act also provides various special deductions designed to simulate employment and productivity, research and development and capital investment in Puerto Rico.

         Under the 1998 Act, companies can repatriate and distribute their profits free of tollgate taxes. In addition, passive income derived from the investment of eligible funds in Puerto Rico financial institutions, obligations of the government of Puerto Rico and other designated investments are fully exempt from income and municipal license taxes. Individual shareholders of an exempted business are allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business-income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period is subject to a 4% income tax rate.

         Since 1983 hotel operations have been covered by a special incentives law, the Tourism Incentives Act of 1983, which provides exemptions from income, property and municipal license taxes for a period of 10 years. In 1993, legislation was enacted providing for an additional set of tax incentives for new hotel development projects. In addition to providing for exemptions from income, property and municipal license taxes for a period of up to 10 years, it provides certain tax credits for qualifying investments in such projects.

         Caribbean Basin Initiative. In August, 1983, the President of the United States signed into law the Caribbean Basin Economic Recovery Act. The Tax Reform Act of 1986 amended Section 936 to allow Puerto Rico financial institutions to invest funds representing earnings accumulated under Section 936, in active business assets or development projects in a qualified Caribbean Basin country. As of December 1994, 167 projects under the Puerto Rico Caribbean Development Program have been promoted in fourteen Caribbean Basin countries, representing 36,115 jobs and over $1,989 million in loan commitments, of which $1,217 million of Section 936 funds have been disbursed.

         Debt Administration and Limitation. Public sector debt comprises bonds and notes of the Commonwealth and its municipalities and public corporations. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes is generally supported by the revenues of such corporations from charges for services or products. However, certain debt of public corporations is supported, in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

         Commonwealth Guaranteed Debt. As of December 31, 1997, $46,080,000 of Commonwealth guaranteed bonds of Housing Bank and Finance Agency were outstanding. These bonds were originally issued by Urban Renewal and Housing Corporation and refinanced in fiscal 1992 by Housing Bank and Finance Agency. Annual debt service on these bonds is $13,252,788 in fiscal 1999, which constitutes their maximum annual debt service. Their final maturity is October 1, 2001.

         As of December 31, 1997, $1,814,511,000 of Commonwealth guaranteed bonds of Public Buildings Authority were outstanding. Annual debt service on these bonds is $150,008,064 in fiscal year ending June 30, 1998, with their final maturity being July 1, 2027.

         No payments under the Commonwealth guaranty have been required to date for bonds for Housing Bank and Finance Agency or Public Buildings Authority.

         As of December 31, 1997, $267,000,000 of Commonwealth guaranteed obligations of GDB were outstanding. No payments under the Commonwealth guaranty have been required for any obligations of GDB to date.

         As of December 31, 1997, the Commonwealth had guaranteed certain outstanding revenue bonds of the Aqueduct and Sewer Authority in the aggregate principal amount of $400,340,000. On January 1, 1997, the Commonwealth began to make debt service payments under the Commonwealth guaranty and expects to make all debt service payments required on these revenue bonds.

         Public Sector Debt. Historically, Puerto Rico has maintained a fiscal policy which provides for a prudent relationship between the growth of public sector debt and the growth of the economic base required to service that debt. The government of Puerto Rico has also sought opportunities to realize debt service savings by refunding outstanding debt with obligations bearing lower interest rates.

         During fiscal 1992 to 1996, public sector debt and gross product increased 27.5% and 27.7%, respectively. During fiscal 1993 to 1997, however, public sector debt increased 37% while gross product increased 27.7%. This higher level of growth of public sector debt over the growth of gross product is due to the increase during fiscal 1996 and 1997 in the amount of debt incurred to finance certain key infrastructure projects, which are important to the development of the economy and are expected to produce long term economic benefits. This trend of higher levels of public sector debt relative to the growth in gross product is expected to continue during the next few fiscal years as the level of public sector capital investment remains high.

         As of December 31, 1997, outstanding short-term debt, relative to total debt, was 10.1%, including $600 million tax and revenue anticipation notes of the Commonwealth issued on December 3, 1997 and payable on July 30, 1998.

         Government Development Bank. The principal functions of Government Development Bank are to act as financial advisor to, and fiscal agent for, the Commonwealth, its municipalities and public corporations in connection with the issuance of bonds and notes, to make loans and advances to public corporations and municipalities, and to make loans to private enterprises to aid in the economic development of Puerto Rico.

         As of September 30, 1995, $1,540,948,000 of bonds and notes of Government Development Bank were outstanding. Government Development Bank has loaned $1,901,578,894 to Commonwealth public corporations and municipalities. Act No. 12, approved May 9, 1975, as amended provides that the payment of principal of and interest on specified notes and other obligations of Government Development Bank, not exceeding $550,000,000, may be guaranteed by the Commonwealth, of which $267,000,000 were outstanding as of September 30, 1995. Government Development Bank has the following principal subsidiaries: Higher Education Assistance Corporation, Housing Finance Corporation, Tourism Development Fund, Development Fund, Capital Fund, and Public Finance Corporation.


Factors Affecting Wisconsin Fund
         General Economic Conditions. Wisconsin provides a full range of services which include education, health and social services, transportation, law, justice, public safety, recreation and resource development, public improvements and general administrative services. Wisconsin's economy remains vibrant. A strong 1997 has been followed by an equally strong 1998. Unemployment remained at full employment levels in 1997, averaging 3.7 percent. In 1998, unemployment has averaged 3.2 percent through October. This is the lowest average rate since 1966. Wisconsin's October 1998 rate of 2.9 percent is far below the national average of 4.6 percent. Manufacturing jobs rose 1.4 percent in 1997 to 609,400. In August of 1998, total manufacturing employment reached an all-time high of 630,500. Construction employment increased to 108,600 in 1997,
4.1 percent higher than 1996. Construction employment reached a record 125,100 in August 1998. Total non-farm employment in 1997 also set a new record at 2,652,500. In 1998, total non-farm employment should set another record of 2,711,400. Personal income increased 5.1 percent in 1997 and is expected to increase by 4.4 percent in 1998. The State's exports set yet another record in 1997, reaching $9.8 billion, an increase of 16.4 percent.

         Wisconsin's economy has consistently outperformed the nation's in recent years. Since 1987, Wisconsin's unemployment rate has been below the national rate. The Bureau of Economic Analysis projects Wisconsin's real growth will exceed the national average through the year 2005. The State's population growth has been among the highest for Midwest states as people relocate to Wisconsin. Since 1990, the State's population has grown by 5.9 percent. Over the past four years, Wisconsin's per capita personal income grew by 20.5 percent, slightly ahead of the national average of 19.2 percent.

         Wisconsin's personal income growth will be affected by the slowdown in employment growth. Personal income increased 4.4% in 1998 and is expected to increase 4.2% in 1999. Personal income per capita continues to increase, but at a slower rate.

         In 1998, the State continued its efforts to expand existing State business and attract new businesses to Wisconsin. In addition, the State operates a variety of programs that target minority business development, development zones and community-based economic development. As of June 30, 1998, approximately $72.4 million in tax credits was awarded to create 11,500 new jobs and retain more than 18,850 jobs. In 1998, the State expended $7.7 million to market Wisconsin as a national and international tourism destination, assisting a tourism industry that pumps over $6.7 billion into Wisconsin's economy and directly or indirectly supports more than 200,000 jobs. Through an Internet home page, the department is providing statewide tourism information and enabling local governments and local tourism organizations to showcase local and regional attractions.

         The State continued to make significant investments in transportation infrastructure through expansion in highway capacity and reconstruction of existing highways and bridges. In 1998, more than 891 miles of State Trunk Highway (STH) and local highways were improved and 275 deficient STH bridges were rehabilitated or replaced. In all, more than $594 million in construction projects on STH and local road systems was contracted through the Wisconsin Department of Transportation.

         Wisconsin also distributes State transportation user fee revenues to local governments for transportation infrastructure improvements and transit operating assistance. In 1998, $387.8 million was transferred to local governments for these purposes.

         Fiscal Year 1998 was the first year of implementation for Wisconsin's welfare reform program called Wisconsin Works or W-2, which officially began on September 1, 1997. This program, the culmination of welfare reform efforts that began ten years ago, replaced welfare checks with the opportunity to earn a living. The welfare caseload has continued its steep decline from over 71,000 in June of 1995 to just over 55,000 in June of 1996 to just over 3 8,000 in June of 1997 to just under 16,000 cases in June of 1998. The caseload declined from June 1997 to June 1998 by 57.9 percent.

         Educational technology was at the forefront of major education initiatives in Fiscal Year 1998. As part of the 1997-99 biennial budget, the Governor and Legislature created the TEACH program, which authorized $95 million in technology grants and loans in Fiscal Year 1998 for school districts, the University of Wisconsin System, the Wisconsin Technical College System and public libraries. Funding is used to wire schools for Internet and distance education access, subsidize monthly access costs, purchase hardware and software and provide staff training.

         Budgetary Process. The State Constitution requires the Legislature to enact a balanced budget. The State's fiscal year runs from July 1 through June 30 of the following year. State law establishes procedures for the budget's enactment. The Secretary of Administration, under the direction of the Governor, compiles all budget information and prepares an executive budget consisting of the planned operating expenditures and revenues of all State agencies. The Department of Revenue furnishes forecasts of tax revenues to the Department of Administration. The budget is submitted to the Legislature on or about February 15 of each odd-numbered year. Upon concurrence by both houses of the Legislature in the appropriations and revenue measures embodied in the budget bill, the entire bill is submitted to the Governor. The Governor is empowered to sign the bill into law or to veto all or part of the bill. If the Governor vetoes any portions, those items may be reconsidered in accordance with the rules of each house and, if approved by two-thirds of the members of each house, will become law notwithstanding the Governor's veto. In the event that a budget is not in effect at the start of a fiscal year, the prior year's budget serves as the budget until such time a new one is enacted.

         State law prohibits the enactment of legislation which would cause the estimated General Fund balance to be less than 1% of the general purpose revenue appropriations for that fiscal year. For the 1997-1998 fiscal year and 1998-1999 fiscal year, the statutorily required reserves are $98 million and $99.4 million respectively. The effect of the State law provision is to divide the year-ending General Fund balance into two components: the statutorily required reserve and the amount above such reserve.

         The Statutes provide that if, following the enactment of the budget, the Secretary of Administration determines that budgeted expenditures will exceed revenues by more than one-half of one percent of general purpose revenues, no action can be taken regarding approval of expenditure estimates. Further, the Secretary of Administration must notify the Governor, the Legislature and its Joint Committee on Finance, and the Governor must submit a bill correcting the imbalance. If the Legislature is not in session, the Governor must call a special session to take up the matter.

         The Secretary of Administration also has statutory power to order reductions in the appropriations of state agencies (which represent less than one-third of the General Fund budget). The Secretary of Administration may also temporarily reallocate free balances of certain funds to other funds which have insufficient balances and, further, may prorate or defer certain payments in the event current or projected balances are insufficient to meet current obligations. In such an event, the Department of Administration may also request the issuance of operating notes by the Building Commission.

         Revenues and Expenditures. The State has an extremely diverse revenue-raising structure. Approximately forty-four percent of the total revenue is derived from the various taxes levied by the State. The remainder comes from the federal government and from various kinds of fees, licenses, permits and service charges paid by users of specific services, privileges or facilities.

         State expenditures are categorized under eight functional categories and three distinct types of expenditures within each. The eight functional categories are: Commerce, Education, Environmental Resources, Human Relations and Resources, General Executive, Judicial, Legislative, and General Appropriations.

         As of June 30, 1998, the State ended the fiscal year with a general fund balance (budgetary basis) of $589 million. General fund revenues totaled $15.70 billion. Of this amount, $9.54 billion, or 6l% was from taxes. General fund expenditures totaled $15.46 billion. Education was the biggest expenditure with $6.89 billion, or 45% of total expenditures.

         Revenues of governmental fund types totaled $15.0 billion for the Fiscal Year 1998, increasing $711.2 million or approximately 5.0 percent over the previous year. Due to continued strong growth, State tax revenue for Fiscal Year 1998 totaled $10.2 billion, an increase of approximately $555.8 million which represents a 5.8 percent increase over the previous year. Major increases in tax revenues occurred in individual income, general sales and use, and excise taxes. Intergovernmental revenues consisting primarily of federal assistance increased $116.3 million over Fiscal Year 1997, while revenues from all other sources, excluding proceeds from sale of bonds, increased $39.1 million, a 3.8 percent increase from the previous year.

         Governmental expenditures totaled $14.3 billion for the fiscal year ended June 30, 1998. This represents a $496.7 million or a 3.6 percent increase over the previous year. Education expenditures had the largest increase of $272.0 million, while Environmental Resources expenditures had the largest decrease of $36.3 million.

         Since 1984 the State has issued operating notes each year in anticipation of cash-flow imbalances, primarily experienced in November and December. These operating notes eliminated the need to prorate or defer large local assistance payments or to reallocate balances in other State funds. On July 1, 1998 the State issued $350.0 million of operating notes. The proceeds of the notes were to be used within six months to fund local assistance payments to the State's municipalities and school districts, and finance day-to-day operations in anticipation of revenues received later in the fiscal year. The notes were issued because of an imbalance between the timing of payments disbursed and receipts collected. The imbalance exists because receipts are received in the second half of the fiscal year, primarily January, March and April. The notes will be paid at maturity on June 15, 1999. Operating notes are not general obligations of the State and are not on a parity with State general obligations.

         Debt Administration and Limitation. At the inception of statehood, constitutional limitations severely restricted the issuance of direct State debt. Prior to 1969, independent nonstick, nonprofit corporations were established to issue debt on behalf of the State. In April 1969, the voters of the State, by referendum, adopted an amendment to the Constitution that authorized the State to borrow money directly and simultaneously terminated the use of the corporations for financing State construction. Legislation that established specific implementation powers was subsequently passed in December 1969, whereupon the State first issued general obligation bonds. To date, the Legislature has authorized the issuance of general obligations for 59 distinct purposes and has limited the amount of general obligations which may be issued for each purpose. The purposes for which State general obligations may be issued are set forth in the Wisconsin Constitution, which provides the basis for the State's general obligation borrowing program. It permits three types of borrowing: (1) to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, railways, buildings, equipment or facilities for public purposes; (2) make funds available for veterans housing loans; and, (3) fund or refund any outstanding State general obligations. There is no constitutional requirement that the issuance of general obligations receive the direct approval of the electorate.

         The Wisconsin Constitution and State Statutes limits the amount of debt the State can contract in total and in any calendar year. In total, debt cannot exceed five percent of the value of all taxable property in the State. The amount of debt contracted in any calendar year is limited to the lesser of three-quarters of one percent of aggregate value of taxable property or 5 percent of aggregate value of taxable property less net indebtedness at January
1. A refunding bond issue is not taken into account for purposes of the annual debt limit, and a refunded bond issue is not taken into account for purposes of the cumulative debt limits. Interest scheduled to accrue on any obligation that is not payable during the current fiscal year is treated as debt and taken into account for purposes of the debt limitations.

         As of June 30, 1998, authorized but unissued general obligation bonding authority for general purpose revenue supported programs amounted to $2,141.2 million. General obligation bonds issued and outstanding as of June 30, 1998 were $4.71 billion and $3.29 billion, respectively. The principal balance of general obligation bonds as of June 30, 1998 is $3.348 billion.

         Although all general obligation bonds and notes issued by the State are supported by its full faith, credit and taxing power, a substantial amount of the indebtedness of the State is issued with the expectation that debt service payments will not impose a direct burden on the State's taxpayers and its general revenue sources. Similarly, a portion of the indebtedness issued by nonstick, nonprofit corporations on behalf of the State prior to 1970 and backed by lease-rental obligations of various State agencies was issued with the expectation that the rental obligations of the State would not be discharged from General Fund revenues. At June 30, 1998, State of Wisconsin general obligation bonds had a rating of Aa2 from Moody's and a rating of AA from S&P. The State's Transportation revenue bonds had a rating of Al from Moody's and AA-from S&P.

APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.

         Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth. U.S. Growth Series seeks to maximize capital appreciation. The Series seeks to achieve its investment objective by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital. Delaware Montana Municipal Bond Fund seeks as high level of current income exempt from federal income tax and the Montana personal income tax, as is consistent with preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

APPENDIX C - DESCRIPTION OF  RATINGS

General Rating Information

Bonds
         The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's Ratings Group and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Moody's Investors                 Aaa             Highest quality, smallest degree of investment risk.
Service, Inc.
                                  Aa              High quality; together with Aaa bonds, they compose the high-grade bond group
                                  A               Upper-medium-grade obligations; many favorable investment
                                                  attributes.
                                  Baa             Medium-grade obligations; neither highly protected nor poorly secured.
                                                  Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                                  Ba              More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                                  B               Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                  Caa             Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                  Ca              Speculative in high degree; could be in default or have other marked shortcomings.
                                  C               Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's                 AAA             Highest rating; extremely strong capacity to pay principal and interest.
Ratings Group

                                  AA              High quality; very strong capacity to pay principal and interest.

                                  A               Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                  BBB             Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                                  BB, B,          Predominantly speculative with respect to the issuer's capacity to

                                  CCC, CC         meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                                  D               In default.

Fitch IBCA, Inc.                  AAA             Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                                  AA              Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                                  A               High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                                  BBB             Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

                                  BB,             Not investment grade; predominantly speculative with respect to the
                                  CCC,            issuer's capacity to repay interest and repay principal in accordance
                                  CC, C           with the terms of the obligation for bond issues not in default.
                                                  BB is the least speculative. C is the most speculative.


Commercial Paper

Moody's                                  S&P                                    Fitch

P-1              Superior quality        A-1+      Extremely strong quality     F-1+       Exceptionally strong quality
                                         A-1       Strong quality               F-1        Very strong quality
P-2              Strong quality          A-2       Satisfactory quality         F-2        Good credit quality
P-3              Acceptable quality      A-3       Adequate quality             F-3        Fair quality
                                         B         Speculative quality          F-S        Weak credit quality
                                         C         Doubtful quality

State and Municipal Notes

Moody's                                  S&P                                    Fitch
MIG1/
VMIG1            Best quality            SP1+      Very strong quality          F-1+       Exceptionally strong quality
                                         SP1       Strong grade                 F-1        Very strong quality
MIG2/
VMIG2            High quality            SP2       Satisfactory grade           F-2        Good credit quality
MIG3/
VMIG3            Favorable quality                                              F-3        Fair credit quality
MIG4/
VMIG4            Adequate quality
SG               Speculative quality     SP3       Speculative grade            F-S        Weak credit quality

Earnings and Dividend Rankings for Common Stocks
         Standard & Poor's Ratings Group. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

         -------- ------------------- ----- ------------------------------- ----- ------------------------------
         A+       Highest             B+    Average                         C     Lowest
         -------- ------------------- ----- ------------------------------- ----- ------------------------------
         A        High                B     Below Average                   D     In Reorganization
         -------- ------------------- ----- ------------------------------- ----- ------------------------------
         A-       Above Average       B-    Lower
         -------- ------------------- ----- ------------------------------- ----- ------------------------------

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating

Moody's Investors Service,   Aaa        Considered to be a top-quality preferred stock.  This rating indicates good asset
Inc.                                    protection and the least risk of dividend impairment within the universe of preferred stocks.
                             Aa         Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                             A          Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
                             Baa        Considered to be medium-grade, neither highly protected nor poorly secured.
                                        Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
                             Ba         Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
                             B          Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                             Caa        Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                             Ca         Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

                             C          The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Standard &                   AAA        Has the highest rating that may be assigned by Standard & Poor's to a
Poor's Ratings                          preferred stock issue and indicates an extremely strong capacity to pay the
Group                                   preferred stock obligations.

                             AA         Qualifies as a high-quality fixed income security.  The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
                             A          Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
                             BBB        Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

                             BB,B,      Regarded, on balance, as predominantly speculative with respect to the issuer's

                             CCC        capacity to pay preferred stock obligations.  "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                             CC         Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                             C          A non-paying issue.
                             D          A non-paying issue with the issuer in default on debt instruments.
                             NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     -165-